UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-07851

Franklin Fund Allocator Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Fund
Allocator Series
December 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin LifeSmart
TM
Retirement Income Fund
2020 Retirement Target Fund
2025 Retirement Target Fund
2030 Retirement Target Fund
2035 Retirement Target Fund
2040 Retirement Target Fund
2045 Retirement Target Fund
2050 Retirement Target Fund
2055 Retirement Target Fund
2060 Retirement Target Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended December 31, 2022, the U.S.
economy showed mixed results as it continued to recover
from the COVID-19 pandemic amid declining unemployment,
rising wages and increased consumer expenditures. U.S.
gross domestic product (GDP) contracted in 2022’s first two
quarters given high trade deficits and declines in inventory and business investment, but GDP grew in the third quarter
as the trade deficit narrowed and consumer spending
continued to expand. Inflation increased during 2022’s first half to the highest level in decades, influenced by pandemic-
related supply-chain disruptions, strong consumer demand,
volatile energy and commodity prices worsened by Russia’s
invasion of Ukraine, and broader price pressures. Inflation
remained high but eased during the remainder of the year.
To combat high inflation, the U.S. Federal Reserve continued
the reversal of its quantitative easing measures, increased
its asset purchase tapering and ended purchases by March
2022. The Federal Reserve raised the federal funds target
rate by 0.25% in March, 0.50% in May, 0.75% in each
of June, July, September and November, and 0.50% in
December 2022, totaling 4.25%, increasing the rate from
0.25% to 4.50% during the period. The Federal Reserve also
stated its intention to continue reducing its U.S. Treasury, government agency debt and mortgage-backed securities
holdings, and reiterated its anticipation of ongoing rate
increases to counter inflation.
Resilient consumer demand and persistent supply-chain
disruptions contributed to higher inflation in numerous
countries and tighter monetary policies by many central
banks, which hindered the global economy and equities.
Russia’s invasion of Ukraine increased investor uncertainty, as international sanctions on Russia disrupted global
economic activity and commodity markets. New COVID
lockdowns imposed by China early in the period slowed
economic activity, and protests late in the period led China to relax its “zero-COVID” policy. In this environment, the prices of U.S. stocks, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), returned -19.44% (the index decreasing
from 4,766.18 to 3,839.50).
1,3
The prices of stocks in global
developed markets, as measured by the MSCI World Index,
returned -19.46% (the index decreasing from 3,231.727
to 2,602.685).
2,3
Investment-grade bonds, as measured
by the Bloomberg U.S. Aggregate Bond Index (Bloomberg
Index), posted a -13.01% total return (an index decrease
from 2,355.14 to 2,048.73), which includes reinvestment of
income and distributions, reflecting the rise in interest rates.
4
As you know, as rates rise, principal declines.
We recognize the important role of financial professionals
in today’s markets and encourage investors to continue to
seek their advice. Amid changing markets and economic
conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well
positioned for the years ahead.
In addition, Franklin Fund Allocator Series’ annual report
includes more detail about investment decisions during the
period. All securities markets fluctuate in value, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Fund Allocator Series
This letter reflects our analysis and opinions as of December
31, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2023, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: MSCI.
3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 -18.11% (index total return resulting in a decrease from 9,986.70 to 8,178.02) and MSCI World Index -17.73% (index total return resulting in a decrease from 14,223.137 to 11,700.992).
4. Sources: Morningstar and Bloomberg indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Economic and Market Overview 3
Franklin LifeSmart
™
Retirement Income Fund 4
Franklin LifeSmart
™
2020 Retirement Target Fund 11
Franklin LifeSmart
™
2025 Retirement Target Fund 17
Franklin LifeSmart
™
2030 Retirement Target Fund 23
Franklin LifeSmart
™
2035 Retirement Target Fund 29
Franklin LifeSmart
™
2040 Retirement Target Fund 35
Franklin LifeSmart
™
2045 Retirement Target Fund 41
Franklin LifeSmart
™
2050 Retirement Target Fund 47
Franklin LifeSmart
™
2055 Retirement Target Fund 53
Franklin LifeSmart
™
2060 Retirement Target Fund 59
Financial Highlights and Schedules of Investments 65
Financial Statements 133
Notes to Financial Statements 150
Report of Independent Registered
Public Accounting Firm 181
Tax Information 183
Board Members and Officers 185
Shareholder Information 190
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net
of tax withholding when dividends are paid), posted a
-18.36% total return for the 12 months ended December
31, 2022.
1
The combination of resilient consumer demand
and persistent supply-chain disruptions contributed to
higher inflation in many countries. This inflationary pressure led many of the world’s central banks to adopt less
accommodative monetary policy in 2022, which hindered
stocks and the outlook for economic growth. Russia’s
invasion of Ukraine and the subsequent escalation of the
war also increased investor uncertainty, as international
sanctions on Russia disrupted global trade and commodity
markets. Meanwhile, shifting public health policy in China
added volatility to the global economy, as lockdowns early
in the period to quell the spread of the Omicron variant
of COVID-19 slowed economic activity, while widespread
protests late in the period led the government to relax its
strict “zero-COVID” policy.
In the U.S., gross domestic product (GDP) expanded in the
second half of the calendar year, recovering from a slight
contraction in the first half of the year when high inflation, supply constraints and record trade deficits weighed on
economic output. Rising prices precipitated a notable decline in consumer confidence despite high spending levels, robust
job growth and low unemployment. In an effort to control
inflation, the U.S. Federal Reserve (Fed) raised the federal funds target rate in March 2022 for the first time since 2018.
The Fed raised the federal funds rate again at its subsequent six meetings to end the period at a range of 4.25%–4.50%.
Furthermore, the Fed said it would continue to reduce
its bond holdings and anticipated additional interest-rate
increases at future meetings to curtail inflation.
Economic growth in the eurozone decelerated to a slightly
positive growth rate during the year. The lifting of COVID-
related restrictions in some European countries and the
summer tourism season strengthened economies. However,
the war in Ukraine disrupted supply chains, weakened the
economic outlook and contributed to record high inflation
across the eurozone, as energy prices soared. Electricity
prices hit record highs in Germany and France as coal
futures and natural gas prices climbed. Consequently, the
European Central Bank raised interest rates in July 2022 for the first time in 11 years to curtail growing inflation and raised rates in three subsequent meetings. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -15.06% total return for
the 12 months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -18.61% total return for the 12-month period.
1
Growth in
Japan remained slow, alternating between positive quarterly
GDP growth and contraction. China’s economy contracted
sharply in 2022 as COVID-related restrictions in many major
cities, including Shanghai, weakened consumer demand.
Investor concerns about the solvency of several large
property developers in China further pressured stocks in that country.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -20.09% total return
for the 12 months under review.
1
Central bank tightening,
the threat of recession, and weakening demand for
semiconductors in technology-heavy countries contributed
to the downturn. Following Russia’s invasion of Ukraine,
climbing food and energy prices kindled inflationary
pressures and raised concerns over the possibility of
government debt defaults in some countries. However,
some emerging economies, particularly in Latin America, as
well as South Africa and Saudi Arabia, benefited from rising commodity prices.
The foregoing information reflects our analysis and opinions as of December 31, 2022. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
Franklin LifeSmart
™
Retirement Income Fund
This annual report for Franklin LifeSmart
TM
Retirement
Income Fund covers the fiscal year ended December 31,
2022.
Your Fund’s Goal and Main Investments
The Fund seeks to make monthly distributions, while
preserving the investors’ capital over the long term. The
Fund employs an asset allocation strategy, combined with
an income generation strategy, designed for investors in
retirement. Under normal market conditions, the investment
manager allocates the Fund’s assets among the broad
asset classes of equity and fixed income investments and
strategies by investing primarily in a distinctly-weighted
combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a -11.83% cumulative
total return for the 12 months ended December 31, 2022.
In comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a -18.36% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -16.01% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 6.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Under normal market conditions, 40% of the Fund’s assets
are allocated to equity investments and 60% of the Fund’s
assets are allocated to fixed-income investments. The
underlying funds and the percentage allocations to each
asset class may be changed from time to time by the Fund’s
investment manager without the approval of shareholders,
and, under normal market conditions, the percentage
allocations for equity and fixed-income funds may vary up to
10% from the stated allocations.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it to perform better than the
benchmark index for the 12-month period ended December
31, 2022. Fund selection overall was also positive.
Within equities, ClearBridge Tactical Dividend Income Fund
contributed to relative performance as the relative stability of dividend-paying stocks were sought amidst market
volatility. Templeton Developing Markets Trust detracted from relative performance as emerging markets stocks tended
to underperform their developed markets counterparts.
Within fixed income, the shorter duration positioning of
Western Asset Short Duration High Income Fund benefited
relative performance in a rising interest-rate environment.
Meanwhile, Franklin Investment Grade Corporate ETF’s
longer duration exposure weighed on performance for the
12-month period. The LifeSmart Fund carried an effective
tactical cash position as a hedge in a declining market
environment for both equities and fixed income.
Portfolio Composition*
12/31/22
% of Total
Net Assets
Domestic Fixed Income 53.3%
Domestic Equity 24.2%
Index-Linked Notes 10.0%
Foreign Equity 7.2%
Foreign Fixed Income 4.4%
Short-Term Investments & Other Net Assets 0.9%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
70
.

Franklin LifeSmart™ Retirement Income Fund

franklintempleton.com
Annual Report
The Fund holds two index-linked notes for their equity
exposure and income generation.
Thank you for your continued participation in Franklin
LifeSmart™ Retirement Income Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/22
% of Total
Net Assets
a a
Western Asset Income Fund, Class IS 14.8%
JPMorgan Equity Premium Income ETF 11.8%
Western Asset Short Duration High Income
Fund, Class I 11.0%
ClearBridge Tactical Dividend Income Fund,
Class IS 9.4%
Franklin U.S. Core Bond ETF 8.8%
Franklin Investment Grade Corporate ETF 5.7%
Credit Suisse AG into S&P 500 Index, Senior
Note 5.5%
Franklin U.S. Government Securities Fund,
Class R6 5.2%
BrandywineGLOBAL - Global Opportunities
Bond Fund, Class IS 5.0%
UBS AG into S&P 500 Index, Senior Note 4.5%
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of December 31, 2022
Franklin LifeSmart™ Retirement Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -11.83% -16.68%
5-Year +9.96% +0.78%
10-Year +36.75% +2.60%
Advisor
1-Year -11.62% -11.62%
5-Year +11.30% +2.16%
10-Year +40.29% +3.44%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 4.59% 5.77% 5.17%
Advisor 5.16% 6.48% 5.84%
See page 9 for Performance Summary footnotes.

Franklin LifeSmart™ Retirement Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (12/31/12–12/31/22)
Advisor Class (12/31/12–12/31/22)

Franklin LifeSmart™ Retirement Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Since the Fund invests in underlying funds, including exchange-traded funds (ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the op-
posite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in equity-linked notes (ELNs) often have risks similar to their underlying securities, which could include management, market, and, as applicable, foreign securi-
ties and currency risks. In addition, ELNs are subject to certain debt securities risks, such as interest rate and credit risks, as well as counterparty and liquidity risk. Investments in equity index-linked notes (ILNs) often have risks similar to securities in the underlying index, which could include management risk, market risk and, as applicable, foreign securities and currency risks. Investments in derivatives involve costs and can create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that exceed the Fund’s initial investment.
The Fund is not guaranteed to achieve its investment goal of preserving capital while making monthly distributions nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. In addition, some of its distributions may be treated in part as a return of capital which will de-
crease shareholders’ cost basis in the Fund and affect the amount of any capital gain or loss that shareholders realize when selling or exchanging Fund shares.
The annual payout rate may be adjusted higher or lower from year to year, and could vary substantially over time. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Investors who hold the Fund within a tax-advantaged retirement account should consult their tax advisors to discuss tax consequences of receiving cash distributions. In addition, use of the Fund or election of the option to receive distribution payments in cash may be restricted in certain retirement plans by the terms of the governing plan documents and/or the discretion of the plan administrator. Investors are strongly advised to consult with their financial advisor for assistance before selecting the appropriate fund, based on their goals and personal situations, including time horizon, retirement income needs, risk tolerance and tax bracket. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These and other risks are described more fully in the Fund’s prospectus.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
Net Asset Value
Share Class 12/31/22 12/31/21 Change
A (FTRAX) $9.59 $11.50 -$1.91
C (FRTCX) $9.47 $11.36 -$1.89
R (FBRLX) $9.56 $11.47 -$1.91
R6 (FLMTX) $9.63 $11.55 -$1.92
Advisor (FLRDX) $9.62 $11.55 -$1.93
Distributions
(1/1/22–12/31/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.4661 $0.0915 $0.5576
C $0.3749 $0.0915 $0.4664
R $0.4373 $0.0915 $0.5288
R6 $0.5021 $0.0915 $0.5936
Advisor $0.4961 $0.0915 $0.5876
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.57% 1.22%
Advisor 0.32% 0.97%

Franklin LifeSmart™ Retirement Income Fund
Performance Summary

franklintempleton.com
Annual Report
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board con-
sent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund change its strategic asset allocation 40% to equity funds and 60% to fixed income funds aligning it to the landing point of the glide path (the strategic asset allocation of a target date fund over time) of other Franklin LifeSmart retirement funds. Previously, as of 5/1/16, the Fund changed its name from Franklin LifeSmart 2015 Retirement Target Date Fund in connection with changes to its strategies including, among other things, the addition of an income generation strategy to support the Fund’s managed distribution policy.
Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Distribution rate is based on an annualization of the respective class’s December dividend and the maximum offering price (NAV for Advisor Class) per share on 12/31/22.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: FactSet. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index, the Global High-Yield Index and the
Euro Treasury High Yield Index and captures emerging market local currency debt not already included in the Global Aggregate Index.
8. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

Your Fund’s Expenses
Franklin LifeSmart™ Retirement Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,012.90 $1.53 $1,023.69 $1.54 0.30%
C $1,000 $1,008.20 $5.36 $1,019.87 $5.39 1.06%
R $1,000 $1,011.40 $2.79 $1,022.43 $2.81 0.55%
R6 $1,000 $1,013.60 $0.00 $1,025.21 $0.00 0.00%
Advisor $1,000 $1,013.30 $0.25 $1,024.96 $0.25 0.05%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2020 Retirement Target Fund
This annual report for Franklin LifeSmart
TM
2020 Retirement
Target Fund covers the fiscal year ended December 31,
2022 .
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a -15.58% cumulative
total return for the 12 months ended December 31, 2022.
In comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a -18.36% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -16.01% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 13 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
12/31/22
% of Total
Net Assets
Domestic Fixed Income 47.3%
Domestic Equity 32.5%
Foreign Equity 14.3%
Foreign Fixed Income 3.8%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 1.1%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
77
.

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franklintempleton.com
Annual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it to perform better than the
benchmark index for the 12-month period ended December
31, 2022. Fund selection overall was also positive.
Within equities, ClearBridge Large Cap Value Fund
contributed to relative performance as its value style bias
performed better than other style factors. Franklin Growth
Fund, however, detracted on a relative basis as the fund’s
growth factor tended to be out of favor with investors.
Within fixed income, the shorter duration positioning of
Franklin International Aggregate Bond ETF benefited
relative performance in a rising interest-rate environment.
Meanwhile, Western Asset Core Plus Bond Fund’s longer
duration exposure weighed on performance for the 12-month
period. The LifeSmart Fund carried an effective tactical cash position as a hedge in a declining market environment for
both equities and fixed income.
The Fund did not use derivatives during the reporting period.
Thank you for your continued participation in Franklin
LifeSmart
™
2020 Retirement Target Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/22
% of Total
Net Assets
a a
Franklin U.S. Core Bond ETF 17.6%
Franklin U.S. Core Equity (IU) Fund 16.3%
Western Asset Core Plus Bond Fund, Class IS 10.1%
Franklin Growth Fund, Class R6 7.3%
Franklin International Core Equity (IU) Fund 6.5%
Franklin U.S. Treasury Bond ETF 4.9%
Franklin U.S. Large Cap Multifactor Index ETF 3.8%
BrandywineGLOBAL - Global Opportunities
Bond Fund, Class IS 3.5%
Schwab U.S. TIPS ETF 3.5%
Western Asset Short-Term Bond Fund, Class IS 3.2%

Performance Summary as of December 31, 2022
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franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -15.58% -20.24%
5-Year +10.16% +0.82%
Since Inception (7/1/13) +43.69% +3.27%
Advisor
1-Year -15.37% -15.37%
5-Year +11.60% +2.22%
Since Inception (7/1/13) +47.39% +4.17%
See page 15 for Performance Summary footnotes.

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Performance Summary

franklintempleton.com
Annual Report
See page
15 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index .
Class A (7/1/13–12/31/22)
Advisor Class (7/1/13–12/31/22)

Franklin LifeSmart™ 2020 Retirement Target Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchange-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of
72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index, the Global High-Yield Index and the
Euro Treasury High Yield Index and captures emerging market local currency debt not already included in the Global Aggregate Index.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1575 $0.2354 $0.3929
C $0.0784 $0.2354 $0.3138
R $0.1308 $0.2354 $0.3662
R6 $0.1918 $0.2354 $0.4272
Advisor $0.1859 $0.2354 $0.4213
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.23%
Advisor 0.45% 0.98%

Your Fund’s Expenses
Franklin LifeSmart™ 2020 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,001.10 $2.43 $1,022.78 $2.45 0.48%
C $1,000 $997.90 $6.16 $1,019.04 $6.23 1.22%
R $1,000 $999.80 $3.69 $1,021.51 $3.73 0.73%
R6 $1,000 $1,004.60 $0.94 $1,024.27 $0.95 0.19%
Advisor $1,000 $1,002.50 $1.12 $1,024.09 $1.13 0.22%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2025 Retirement Target Fund
This annual report for Franklin LifeSmart
TM
2025 Retirement
Target Fund covers the fiscal year ended December 31,
2022 .
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a -16.06% cumulative
total return for the 12 months ended December 31, 2022.
In comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a -18.36% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -16.01% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 19 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
12/31/22
% of Total
Net Assets
Domestic Fixed Income 39.0%
Domestic Equity 38.5%
Foreign Equity 17.1%
Foreign Fixed Income 2.9%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 1.5%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
84
.

Franklin LifeSmart™ 2025 Retirement Target Fund

franklintempleton.com
Annual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it to perform better than the
benchmark index for the 12-month period ended December
31, 2022. Fund selection overall was also positive.
Within equities, ClearBridge Large Cap Value Fund
contributed to relative performance as its value style bias
performed better than other style factors. Franklin Growth
Fund, however, detracted on a relative basis as the fund’s
growth factor tended to be out of favor with investors.
Within fixed income, the shorter duration positioning of
Franklin International Aggregate Bond ETF benefited
relative performance in a rising interest-rate environment.
Meanwhile, Western Asset Core Plus Bond Fund’s longer
duration exposure weighed on performance for the 12-month
period. The LifeSmart Fund carried an effective tactical cash position as a hedge in a declining market environment for
both equities and fixed income.
The Fund did not use derivatives during the reporting period.
Thank you for your continued participation in Franklin
LifeSmart
™
2025 Retirement Target Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/22
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 19.4%
Franklin U.S. Core Bond ETF 14.6%
Franklin Growth Fund, Class R6 8.5%
Western Asset Core Plus Bond Fund, Class IS 8.4%
Franklin International Core Equity (IU) Fund 7.6%
Franklin U.S. Large Cap Multifactor Index ETF 4.5%
Franklin U.S. Treasury Bond ETF 4.1%
ClearBridge Large Cap Value Fund, Class IS 3.6%
Franklin Emerging Market Core Equity (IU) Fund 2.9%
Schwab U.S. TIPS ETF 2.9%

Performance Summary as of December 31, 2022
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franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/2 2
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -16.06% -20.70%
5-Year +13.70% +1.45%
10-Year +65.32% +4.56%
Advisor
1-Year -15.79% -15.79%
5-Year +15.21% +2.87%
10-Year +69.92% +5.44%
See page 21 for Performance Summary footnotes.

Franklin LifeSmart™ 2025 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 21 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (12/31/12–12/31/22)
Advisor Class (12/31/12–12/31/22)

Franklin LifeSmart™ 2025 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchange-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of
72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index, the Global High-Yield Index and the
Euro Treasury High Yield Index and captures emerging market local currency debt not already included in the Global Aggregate Index.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1429 $0.2881 $0.4310
C $0.0682 $0.2881 $0.3563
R $0.1124 $0.2881 $0.4005
R6 $0.1819 $0.2881 $0.4700
Advisor $0.1723 $0.2881 $0.4604
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.01%
Advisor 0.45% 0.76%

Your Fund’s Expenses
Franklin LifeSmart™ 2025 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Refl ects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,005.90 $2.45 $1,022.76 $2.47 0.48%
C $1,000 $1,002.70 $6.24 $1,018.97 $6.29 1.24%
R $1,000 $1,005.40 $3.72 $1,021.50 $3.75 0.74%
R6 $1,000 $1,008.60 $0.66 $1,024.55 $0.66 0.13%
Advisor $1,000 $1,008.10 $1.18 $1,024.03 $1.19 0.23%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2030 Retirement Target Fund
This annual report for Franklin LifeSmart
TM
2030 Retirement
Target Fund covers the fiscal year ended December 31,
2022.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a -16.57% cumulative
total return for the 12 months ended December 31, 2022.
In comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a -18.36% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -16.01% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 25 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
12/31/22
% of Total
Net Assets
Domestic Equity 44.6%
Domestic Fixed Income 31.0%
Foreign Equity 19.8%
Foreign Fixed Income 2.2%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 1.4%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
91
.

Franklin LifeSmart™ 2030 Retirement Target Fund

franklintempleton.com
Annual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it to perform better than the
benchmark index for the 12-month period ended December
31, 2022. Fund selection overall was also positive.
Within equities, ClearBridge Large Cap Value Fund
contributed to relative performance as its value style bias
performed better than other style factors. Franklin Growth
Fund, however, detracted on a relative basis as the fund’s
growth factor tended to be out of favor with investors.
Within fixed income, the shorter duration positioning of
the Franklin International Aggregate Bond ETF benefited
relative performance in a rising interest rate environment.
Meanwhile, Western Asset Core Plus Bond Fund’s longer
duration exposure weighed on performance for the 12-month
period. The LifeSmart Fund carried an effective tactical cash position as a hedge in a declining market environment for
both equities and fixed income.
The Fund did not use derivatives during the reporting period.
Thank you for your continued participation in Franklin
LifeSmart™ 2030 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/22
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 22.3%
Franklin U.S. Core Bond ETF 11.6%
Franklin Growth Fund, Class R6 10.0%
Franklin International Core Equity (IU) Fund 9.1%
Western Asset Core Plus Bond Fund, Class IS 6.7%
Franklin U.S. Large Cap Multifactor Index ETF 5.3%
ClearBridge Large Cap Value Fund, Class IS 4.2%
Franklin Emerging Market Core Equity (IU) Fund 3.3%
Franklin U.S. Treasury Bond ETF 3.2%
Templeton Developing Markets Trust, Class R6 2.3%

Performance Summary as of December 31, 2022
Franklin LifeSmart™ 2030 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -16.57% -21.18%
5-Year +16.91% +2.01%
Since Inception (7/1/13) +63.01% +4.65%
Advisor
1-Year -16.34% -16.34%
5-Year +18.51% +3.45%
Since Inception (7/1/13) +67.07% +5.55%
See page 27 for Performance Summary footnotes.

Franklin LifeSmart™ 2030 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 27 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (7/1/13–12/31/22)
Advisor Class (7/1/13–12/31/22)

Franklin LifeSmart™ 2030 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchange-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of
72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index, the Global High-Yield Index and the
Euro Treasury High Yield Index and captures emerging market local currency debt not already included in the Global Aggregate Index.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1264 $0.3034 $0.4298
C $0.0594 $0.3034 $0.3628
R $0.1035 $0.3034 $0.4069
R6 $0.1586 $0.3034 $0.4620
Advisor $0.1494 $0.3034 $0.4528
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.18%
Advisor 0.45% 0.93%

Your Fund’s Expenses
Franklin LifeSmart™ 2030 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,008.60 $2.47 $1,022.75 $2.49 0.49%
C $1,000 $1,005.60 $6.30 $1,018.92 $6.34 1.25%
R $1,000 $1,007.20 $3.78 $1,021.44 $3.81 0.75%
R6 $1,000 $1,011.40 $0.79 $1,024.42 $0.79 0.16%
Advisor $1,000 $1,010.80 $1.23 $1,023.98 $1.24 0.24%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2035 Retirement Target Fund
This annual report for Franklin LifeSmart
TM
2035 Retirement
Target Fund covers the fiscal year ended December 31,
2022.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a -16.69% cumulative
total return for the 12 months ended December 31, 2022.
In comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a -18.36% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -16.01% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 31 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
12/31/22
% of Total
Net Assets
Domestic Equity 50.2%
Domestic Fixed Income 23.2%
Foreign Equity 22.3%
Foreign Fixed Income 1.7%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 1.6%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
98
.

Franklin LifeSmart™ 2035 Retirement Target Fund

franklintempleton.com
Annual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it to perform better than the
benchmark index for the 12-month period ended December
31, 2022. Fund selection overall was also positive.
Within equities, ClearBridge Large Cap Value Fund
contributed to relative performance as its value style bias
performed better than other style factors. Franklin Growth
Fund, however, detracted on a relative basis as the fund’s
growth factor tended to be out of favor with investors.
Within fixed income, the shorter duration positioning of
Franklin International Aggregate Bond ETF benefited
relative performance in a rising interest-rate environment.
Meanwhile, Western Asset Core Plus Bond Fund’s longer
duration exposure weighed on performance for the 12-month
period. The LifeSmart Fund carried an effective tactical cash position as a hedge in a declining market environment for
both equities and fixed income.
The Fund did not use derivatives during the reporting period.
Thank you for your continued participation in Franklin
LifeSmart™ 2035 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/22
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 24.7%
Franklin Growth Fund, Class R6 11.3%
Franklin International Core Equity (IU) Fund 9.8%
Franklin U.S. Core Bond ETF 8.6%
Franklin U.S. Large Cap Multifactor Index ETF 6.0%
Western Asset Core Plus Bond Fund, Class IS 4.9%
ClearBridge Large Cap Value Fund, Class IS 4.8%
Franklin Emerging Market Core Equity (IU) Fund 3.8%
Templeton Developing Markets Trust, Class R6 2.7%
Templeton Foreign Fund, Class R6 2.5%

Performance Summary as of December 31, 2022
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franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -16.69% -21.25%
5-Year +20.98% +2.71%
10-Year +84.71% +5.73%
Advisor
1-Year -16.54% -16.54%
5-Year +22.45% +4.13%
10-Year +89.49% +6.60%
See page 33 for Performance Summary footnotes.

Franklin LifeSmart™ 2035 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 33 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (12/31/12–12/31/22)
Advisor Class (12/31/12–12/31/22)

Franklin LifeSmart™ 2035 Retirement Target Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchange-traded (ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individ-
ual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the Fund’s prospectus.
Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of
72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index, the Global High-Yield Index and the
Euro Treasury High Yield Index and captures emerging market local currency debt not already included in the Global Aggregate Index.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1147 $0.3492 $0.4639
C $0.0461 $0.3492 $0.3953
R $0.0920 $0.3492 $0.4412
R6 $0.1457 $0.3492 $0.4949
Advisor $0.1375 $0.3492 $0.4867
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.06%
Advisor 0.45% 0.81%

Your Fund’s Expenses
Franklin LifeSmart™ 2035 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
2
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,016.60 $2.51 $1,022.72 $2.52 0.49%
C $1,000 $1,012.00 $6.34 $1,018.91 $6.36 1.25%
R $1,000 $1,014.40 $3.78 $1,021.45 $3.80 0.75%
R6 $1,000 $1,018.20 $0.64 $1,024.57 $0.65 0.13%
Advisor $1,000 $1,016.80 $1.26 $1,023.96 $1.26 0.25%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2040 Retirement Target Fund
This annual report for Franklin LifeSmart
TM
2040 Retirement
Target Fund covers the fiscal year ended December 31,
2022.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a -17.06% cumulative
total return for the 12 months ended December 31, 2022.
In comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a -18.36% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -16.01% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 37 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
12/31/22
% of Total
Net Assets
Domestic Equity 56.2%
Foreign Equity 24.9%
Domestic Fixed Income 15.9%
Alternative Strategies 1.0%
Foreign Fixed Income 0.6%
Short-Term Investments & Other Net Assets 1.4%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
105
.

FranklinLifeSmart™ 2040 Retirement Target Fund

franklintempleton.com
Annual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it to perform better than the
benchmark index for the 12-month period ended December
31, 2022. Fund selection overall was also positive.
Within equities, ClearBridge Large Cap Value Fund
contributed to relative performance as its value style bias
performed better than other style factors. Franklin Growth
Fund, however, detracted on a relative basis as the fund’s
growth factor tended to be out of favor with investors.
Meanwhile, international developed market equities
detracted from relative performance. Franklin International
Growth Fund and Franklin International Core Equity Fund
underperformed as global developed equities collectively
posted their worst annual loss since the 2008 global financial crisis. The LifeSmart Fund carried an effective tactical cash position as a hedge in a declining market environment for
both equities and fixed income.
The Fund did not use derivatives during the reporting period.
Thank you for your continued participation in Franklin
LifeSmart
™
2040 Retirement Target Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/22
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 24.9%
Franklin Growth Fund, Class R6 12.7%
Franklin International Core Equity (IU) Fund 11.0%
Franklin U.S. Large Cap Multifactor Index ETF 9.4%
Franklin U.S. Core Bond ETF 6.3%
ClearBridge Large Cap Value Fund, Class IS 5.4%
Franklin Emerging Market Core Equity (IU) Fund 4.1%
Western Asset Core Plus Bond Fund, Class IS 3.6%
Templeton Developing Markets Trust, Class R6 3.0%
Templeton Foreign Fund, Class R6 2.9%

Performance Summary as of December 31, 2022
Franklin LifeSmart™ 2040 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/2 2
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -17.06% -21.62%
5-Year +25.06% +3.39%
Since Inception (7/1/13) +78.42% +5.65%
Advisor
1-Year -16.87% -16.87%
5-Year +26.54% +4.82%
Since Inception (7/1/13) +82.86% +6.56%
See page 39 for Performance Summary footnotes.

Franklin LifeSmart™ 2040 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 39 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index .
Class A
(7/1/13–12/31/22)
Advisor Class
(7/1/13–12/31/22)

Franklin LifeSmart™ 2040 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchanged-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of
72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index, the Global High-Yield Index and the
Euro Treasury High Yield Index and captures emerging market local currency debt not already included in the Global Aggregate Index.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1030 $0.3496 $0.4526
C $0.0206 $0.3496 $0.3702
R $0.0618 $0.3496 $0.4114
R6 $0.1377 $0.3496 $0.4873
Advisor $0.1320 $0.3496 $0.4816
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.37%
Advisor 0.45% 1.12%

Your Fund’s Expenses
Franklin LifeSmart™ 2040 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,021.00 $2.61 $1,022.62 $2.61 0.51%
C $1,000 $1,017.50 $6.43 $1,018.83 $6.44 1.27%
R $1,000 $1,019.70 $3.95 $1,021.29 $3.95 0.78%
R6 $1,000 $1,022.40 $1.09 $1,024.13 $1.09 0.21%
Advisor $1,000 $1,022.20 $1.35 $1,023.87 $1.35 0.26%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2045 Retirement Target Fund
This annual report for Franklin LifeSmart
TM
2045 Retirement
Target Fund covers the fiscal year ended December 31,
2022.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a -17.67% cumulative
total return for the 12 months ended December 31, 2022.
In comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a -18.36% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -16.01% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 43 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). Once the Fund is
less than 20 years from its target date, when the investment manager’s proprietary risk indicator model signals a
sustained level of market turbulence or a prolonged down
(or bear) market, the investment manager, in its sole
discretion and without shareholder notification, will have the ability to employ a defensive glide path, which has higher
fixed income and lower equity allocations than the Neutral
Glide Path (the Defensive Glide Path). Then, if the market
stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are
executed through purchases and sales of underlying funds
and ETFs to increase or decrease the Funds’ equity and
fixed income allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
12/31/22
% of Total
Net Assets
Domestic Equity 61.5%
Foreign Equity 27.4%
Domestic Fixed Income 8.8%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 1.3%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
112
.

Franklin LifeSmart™ 2045 Retirement Target Fund

franklintempleton.com
Annual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it to perform better than the
benchmark index for the 12-month period ended December
31, 2022. Fund selection overall was also positive.
Within equities, ClearBridge Large Cap Value Fund
contributed to relative performance as its value style bias
performed better than other style factors. Franklin Growth
Fund, however, detracted on a relative basis as the fund’s
growth factor tended to be out of favor with investors.
Meanwhile, international developed market equities
detracted from relative performance. Franklin International
Growth Fund and Franklin International Core Equity Fund
underperformed as global developed equities collectively
posted their worst annual loss since the 2008 global financial crisis. The LifeSmart Fund carried an effective tactical cash position as a hedge in a declining market environment for
both equities and fixed income.
The Fund did not use derivatives during the reporting period.
Thank you for your continued participation in Franklin
LifeSmart
TM
2045 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/22
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 29.0%
Franklin Growth Fund, Class R6 13.7%
Franklin International Core Equity (IU) Fund 12.5%
Franklin U.S. Large Cap Multifactor Index ETF 8.9%
ClearBridge Large Cap Value Fund, Class IS 5.8%
Franklin Emerging Market Core Equity (IU) Fund 4.6%
Western Asset Core Plus Bond Fund, Class IS 4.2%
Franklin U.S. Core Bond ETF 4.1%
Templeton Developing Markets Trust, Class R6 3.2%
Templeton Foreign Fund, Class R6 3.1%

Performance Summary as of December 31, 2022
Franklin LifeSmart™ 2045 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/2 2
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -17.67% -22.18%
5-Year +26.36% +3.61%
10-Year +95.77% +6.34%
Advisor
1-Year -17.40% -17.40%
5-Year +27.97% +5.06%
10-Year +101.04% +7.23%
See page 45 for Performance Summary footnotes.

Franklin LifeSmart™ 2045 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 45 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index .
Class A
(12/31/12–12/31/22)
Advisor Class
(12/31/12–12/31/22)

Franklin LifeSmart™ 2045 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchanged-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of
72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index, the Global High-Yield Index and the
Euro Treasury High Yield Index and captures emerging market local currency debt not already included in the Global Aggregate Index.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0821 $0.4132 $0.4953
C $0.0151 $0.4132 $0.4283
R $0.0576 $0.4132 $0.4708
R6 $0.1108 $0.4132 $0.5240
Advisor $0.1059 $0.4132 $0.5191
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.17%
Advisor 0.45% 0.92%

Your Fund’s Expenses
Franklin LifeSmart™ 2045 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,023.30 $2.60 $1,022.64 $2.60 0.51%
C $1,000 $1,019.30 $6.42 $1,018.85 $6.42 1.26%
R $1,000 $1,021.90 $3.89 $1,021.36 $3.89 0.76%
R6 $1,000 $1,025.50 $1.23 $1,023.99 $1.23 0.24%
Advisor $1,000 $1,025.30 $1.33 $1,023.89 $1.33 0.26%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2050 Retirement Target Fund
This annual report for Franklin LifeSmart
TM
2050 Retirement
Target Fund covers the fiscal year ended December 31,
2022.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a -17.52% cumulative
total return for the 12 months ended December 31, 2022.
In comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a -18.36% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -16.01% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 49 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). Once the Fund is
less than 20 years from its target date, when the investment manager’s proprietary risk indicator model signals a
sustained level of market turbulence or a prolonged down
(or bear) market, the investment manager, in its sole
discretion and without shareholder notification, will have the ability to employ a defensive glide path, which has higher
fixed income and lower equity allocations than the Neutral
Glide Path (the Defensive Glide Path). Then, if the market
stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are
executed through purchases and sales of underlying funds
and ETFs to increase or decrease the Funds’ equity and
fixed income allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
12/31/22
% of Total
Net Assets
Domestic Equity 64.5%
Foreign Equity 28.8%
Domestic Fixed Income 4.3%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 1.4%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
119
.

Franklin LifeSmart™ 2050 Retirement Target Fund

franklintempleton.com
Annual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it to perform better than the
benchmark index for the 12-month period ended December
31, 2022. Fund selection overall was also positive.
Within equities, ClearBridge Large Cap Value Fund
contributed to relative performance as its value style bias
performed better than other style factors. Franklin Growth
Fund, however, detracted on a relative basis as the fund’s
growth factor tended to be out of favor with investors.
Meanwhile, international developed market equities
detracted from relative performance. Franklin International
Growth Fund and Franklin International Core Equity Fund
underperformed as global developed equities collectively
posted their worst annual loss since the 2008 global financial crisis. The LifeSmart Fund carried an effective tactical cash position as a hedge in a declining market environment for
both equities and fixed income.
The Fund did not use derivatives during the reporting period.
Thank you for your continued participation in Franklin
LifeSmart™ 2050 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/22
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 27.0%
Franklin Growth Fund, Class R6 14.5%
Franklin International Core Equity (IU) Fund 12.9%
Franklin U.S. Large Cap Multifactor Index ETF 12.6%
ClearBridge Large Cap Value Fund, Class IS 6.1%
Franklin Emerging Market Core Equity (IU) Fund 4.8%
Templeton Developing Markets Trust, Class R6 3.4%
Templeton Foreign Fund, Class R6 3.3%
Franklin U.S. Equity Index ETF 3.2%
iShares Core MSCI EAFE ETF 2.4%

Performance Summary as of December 31, 2022
Franklin LifeSmart™ 2050 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -17.52% -22.06%
5-Year +27.34% +3.77%
Since Inception (7/1/13) +84.05% +6.00%
Advisor
1-Year -17.30% -17.30%
5-Year +28.93% +5.21%
Since Inception (7/1/13) +88.77% +6.92%
See page 51 for Performance Summary footnotes.

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Performance Summary

franklintempleton.com
Annual Report
See page 51 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (7/1/13–12/31/22)
Advisor Class (7/1/13–12/31/22)

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Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchanged-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of
72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index, the Global High-Yield Index and the
Euro Treasury High Yield Index and captures emerging market local currency debt not already included in the Global Aggregate Index.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0837 $0.3985 $0.4822
C $0.0144 $0.3985 $0.4129
R $0.0565 $0.3985 $0.4550
R6 $0.1205 $0.3985 $0.5190
Advisor $0.1135 $0.3985 $0.5120
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.54%
Advisor 0.45% 1.29%

Your Fund’s Expenses
Franklin LifeSmart™ 2050 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,026.80 $2.55 $1,022.69 $2.55 0.50%
C $1,000 $1,023.00 $6.36 $1,018.92 $6.34 1.25%
R $1,000 $1,026.20 $3.84 $1,021.41 $3.83 0.75%
R6 $1,000 $1,029.20 $0.86 $1,024.36 $0.86 0.17%
Advisor $1,000 $1,027.90 $1.34 $1,023.88 $1.34 0.26%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2055 Retirement Target Fund
This annual report for Franklin LifeSmart
TM
2055 Retirement
Target Fund covers the fiscal year ended December 31,
2022.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a -17.54% cumulative
total return for the 12 months ended December 31, 2022.
In comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a -18.36% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -16.01% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 55 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). Once the Fund is
less than 20 years from its target date, when the investment manager’s proprietary risk indicator model signals a
sustained level of market turbulence or a prolonged down
(or bear) market, the investment manager, in its sole
discretion and without shareholder notification, will have the ability to employ a defensive glide path, which has higher
fixed income and lower equity allocations than the Neutral
Glide Path (the Defensive Glide Path). Then, if the market
stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are
executed through purchases and sales of underlying funds
and ETFs to increase or decrease the Funds’ equity and
fixed income allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
12/31/22
% of Total
Net Assets
Domestic Equity 65.0%
Foreign Equity 28.7%
Domestic Fixed Income 3.9%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 1.4%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
126
.

Franklin LifeSmart™ 2055 Retirement Target Fund

franklintempleton.com
Annual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it to perform better than the
benchmark index for the 12-month period ended December
31, 2022. Fund selection overall was also positive.
Within equities, ClearBridge Large Cap Value Fund
contributed to relative performance as its value style bias
performed better than other style factors. Franklin Growth
Fund, however, detracted on a relative basis as the fund’s
growth factor tended to be out of favor with investors.
Meanwhile, international developed market equities
detracted from relative performance. Franklin International
Growth Fund and Franklin International Core Equity Fund
underperformed as global developed equities collectively
posted their worst annual loss since the 2008 global financial crisis. The LifeSmart Fund carried an effective tactical cash position as a hedge in a declining market environment for
both equities and fixed income.
The Fund did not use derivatives during the reporting period.
Thank you for your continued participation in Franklin
LifeSmart
TM
2055 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/22
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 24.3%
Franklin U.S. Large Cap Multifactor Index ETF 15.2%
Franklin Growth Fund, Class R6 14.8%
Franklin International Core Equity (IU) Fund 12.9%
ClearBridge Large Cap Value Fund, Class IS 6.2%
Franklin Emerging Market Core Equity (IU) Fund 4.8%
Templeton Developing Markets Trust, Class R6 3.5%
Templeton Foreign Fund, Class R6 3.3%
Franklin U.S. Equity Index ETF 3.3%
iShares Core MSCI EAFE ETF 2.2%

Performance Summary as of December 31, 2022
Franklin LifeSmart™ 2055 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -17.54% -22.08%
5-Year +27.19% +3.75%
Since Inception (5/1/15) +47.73% +4.45%
Advisor
1-Year -17.30% -17.30%
5-Year +28.69% +5.17%
Since Inception (5/1/15) +50.25% +5.45%
See page 57 for Performance Summary footnotes.

Franklin LifeSmart™ 2055 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 57 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (5/1/15–12/31/22)
Advisor Class (5/1/15–12/31/22)

Franklin LifeSmart™ 2055 Retirement Target Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchanged-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of
72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index, the Global High-Yield Index and the
Euro Treasury High Yield Index and captures emerging market local currency debt not already included in the Global Aggregate Index.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0689 $0.3342 $0.4031
C $0.0094 $0.3342 $0.3436
R $0.0486 $0.3342 $0.3828
R6 $0.0941 $0.3342 $0.4283
Advisor $0.0877 $0.3342 $0.4219
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 2.05%
Advisor 0.45% 1.80%

Your Fund’s Expenses
Franklin LifeSmart™ 2055 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,027.20 $2.54 $1,022.70 $2.54 0.50%
C $1,000 $1,022.70 $6.33 $1,018.94 $6.32 1.24%
R $1,000 $1,025.90 $3.81 $1,021.44 $3.80 0.75%
R6 $1,000 $1,027.40 $0.20 $1,025.01 $0.20 0.04%
Advisor $1,000 $1,028.40 $1.28 $1,023.94 $1.28 0.25%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2060 Retirement Target Fund
This annual report for Franklin LifeSmart
TM
2060 Retirement
Target Fund covers the fiscal year ended December 31,
2022.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a -17.81% cumulative
total return for the 12 months ended December 31, 2022.
In comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a -18.36% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -16.01% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 61 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). Once the Fund is
less than 20 years from its target date, when the investment manager’s proprietary risk indicator model signals a
sustained level of market turbulence or a prolonged down
(or bear) market, the investment manager, in its sole
discretion and without shareholder notification, will have the ability to employ a defensive glide path, which has higher
fixed income and lower equity allocations than the Neutral
Glide Path (the Defensive Glide Path). Then, if the market
stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are
executed through purchases and sales of underlying funds
and ETFs to increase or decrease the Funds’ equity and
fixed income allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
12/31/22
% of Total
Net Assets
Domestic Equity 63.5%
Foreign Equity 28.1%
Domestic Fixed Income 3.9%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 3.5%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
132
.

Franklin LifeSmart™ 2060 Retirement Target Fund

franklintempleton.com
Annual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it to perform better than the
benchmark index for the 12-month period ended December
31, 2022. Fund selection overall was also positive.
Within equities, ClearBridge Large Cap Value Fund
contributed to relative performance as its value style bias
performed better than other style factors. Franklin Growth
Fund, however, detracted on a relative basis as the fund’s
growth factor tended to be out of favor with investors.
Meanwhile, international developed market equities
detracted from relative performance. Franklin International
Growth Fund and Franklin International Core Equity Fund
underperformed as global developed equities collectively
posted their worst annual loss since the 2008 global financial crisis.
The Fund did not use derivatives during the reporting period.
Thank you for your continued participation in Franklin
LifeSmart™ 2060 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/22
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 22.6%
Franklin U.S. Large Cap Multifactor Index ETF 15.9%
Franklin Growth Fund, Class R6 14.5%
Franklin International Core Equity (IU) Fund 12.8%
ClearBridge Large Cap Value Fund, Class IS 6.1%
Franklin Emerging Market Core Equity (IU) Fund 4.7%
Templeton Developing Markets Trust, Class R6 3.4%
Templeton Foreign Fund, Class R6 3.3%
Franklin U.S. Equity Index ETF 3.2%
Franklin International Growth Fund, Class R6 2.0%

Performance Summary as of December 31, 2022
Franklin LifeSmart™ 2060 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
1-Year -17.81% -22.36%
Since Inception (1/29/21) -2.59% -4.21%
Advisor
1-Year -17.59% -17.59%
Since Inception (1/29/21) -2.42% -1.27%
See page 63 for Performance Summary footnotes.

Franklin LifeSmart™ 2060 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 63 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (1/29/21–12/31/22)
Advisor Class (1/29/21–12/31/22)

Franklin LifeSmart™ 2060 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchanged-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Source: FactSet. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index, the Global High-Yield Index and the
Euro Treasury High Yield Index and captures emerging market local currency debt not already included in the Global Aggregate Index.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0650 $0.1838 $0.2488
C $0.0214 $0.1838 $0.2052
R $0.0461 $0.1838 $0.2299
R6 $0.0841 $0.1838 $0.2679
Advisor $0.0804 $0.1838 $0.2642
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 6.35%
Advisor 0.45% 4.65%

Your Fund’s Expenses
Franklin LifeSmart™ 2060 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period for Hypothetical expenses. Non-recurring expenses are not annualized.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,025.80 $2.45 $1,022.79 $2.45 0.48%
C $1,000 $1,022.20 $6.30 $1,018.97 $6.29 1.24%
R $1,000 $1,024.30 $3.88 $1,021.37 $3.88 0.76%
R6 $1,000 $1,028.50 $1.36 $1,023.86 $1.36 0.27%
Advisor $1,000 $1,027.10 $1.37 $1,023.86 $1.36 0.27%

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.50 $11.62 $11.15 $10.35 $11.06
Income from investment operations
a
:
Net investment income
b,c
........................ 0.53 0.36 0.39 0.43 0.50
Net realized and unrealized gains (losses) ........... (1.88) 0.25 0.52 0.79 (0.77)
Total from investment operations .................... (1.35) 0.61 0.91 1.22 (0.27)
Less distributions from:
Net investment income .......................... (0.47) (0.43) (0.44) (0.42) (0.44)
Net realized gains ............................. (0.09) (0.30) — — —
Total distributions ............................... (0.56) (0.73) (0.44) (0.42) (0.44)
Net asset value, end of year ....................... $9.59 $11.50 $11.62 $11.15 $10.35
Total return
d
................................... (11.83)% 5.41% 8.40% 11.93% (2.48)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.98% 0.95% 0.94% 0.95% 0.90%
Expenses net of waiver and payments by affiliates
e,f
..... 0.30% 0.30% 0.30% 0.30% 0.30%
Net investment income
c
........................... 5.20% 3.05% 3.56% 3.91% 4.63%
Supplemental data
Net assets, end of year (000’s) ..................... $36,999 $46,058 $40,343 $34,363 $31,461
Portfolio turnover rate ............................ 35.25% 121.26% 51.13% 82.72% 46.27%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.42% for the year ended December 31, 2022.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
66
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.36 $11.48 $11.01 $10.23 $10.92
Income from investment operations
a
:
Net investment income
b,c
........................ 0.44 0.25 0.30 0.34 0.42
Net realized and unrealized gains (losses) ........... (1.86) 0.27 0.52 0.78 (0.76)
Total from investment operations .................... (1.42) 0.52 0.82 1.12 (0.34)
Less distributions from:
Net investment income .......................... (0.37) (0.34) (0.35) (0.34) (0.35)
Net realized gains ............................. (0.09) (0.30) — — —
Total distributions ............................... (0.46) (0.64) (0.35) (0.34) (0.35)
Net asset value, end of year ....................... $9.48 $11.36 $11.48 $11.01 $10.23
Total return
d
................................... (12.53)% 4.56% 7.62% 11.14% (3.29)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.73% 1.70% 1.69% 1.69% 1.65%
Expenses net of waiver and payments by affiliates
e,f
..... 1.05% 1.05% 1.05% 1.04% 1.05%
Net investment income
c
........................... 4.29% 2.20% 2.80% 3.17% 3.88%
Supplemental data
Net assets, end of year (000’s) ..................... $4,145 $6,803 $9,355 $10,568 $11,796
Portfolio turnover rate ............................ 35.25% 121.26% 51.13% 82.72% 46.27%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.42% for the year ended December 31, 2022.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
67
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.47 $11.59 $11.11 $10.31 $11.01
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.50 0.33 0.37 0.40 0.48
Net realized and unrealized gains (losses) ........... (1.88) 0.26 0.52 0.79 (0.77)
Total from investment operations .................... (1.38) 0.59 0.89 1.19 (0.29)
Less distributions from:
Net investment income .......................... (0.44) (0.41) (0.41) (0.39) (0.41)
Net realized gains ............................. (0.09) (0.30) — — —
Total distributions ............................... (0.53) (0.71) (0.41) (0.39) (0.41)
Net asset value, end of year ....................... $9.56 $11.47 $11.59 $11.11 $10.31
Total return .................................... (12.03)% 5.15% 8.22% 11.69% (2.67)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.23% 1.19% 1.11% 1.16% 1.11%
Expenses net of waiver and payments by affiliates
d , e
..... 0.55% 0.54% 0.47% 0.51% 0.51%
Net investment income
c
........................... 4.96% 2.80% 3.39% 3.70% 4.42%
Supplemental data
Net assets, end of year (000’s) ..................... $1,748 $2,197 $2,108 $2,336 $2,876
Portfolio turnover rate ............................ 35.25% 121.26% 51.13% 82.72% 46.27%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.42% for the year ended December 31, 2022.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
68
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.55 $11.67 $11.20 $10.40 $11.11
Income from investment operations
a
:
Net investment income
b,c
........................ 0.55 0.34 0.43 0.47 0.54
Net realized and unrealized gains (losses) ........... (1.87) 0.31 0.52 0.78 (0.78)
Total from investment operations .................... (1.32) 0.65 0.95 1.25 (0.24)
Less distributions from:
Net investment income .......................... (0.50) (0.47) (0.48) (0.45) (0.47)
Net realized gains ............................. (0.09) (0.30) — — —
Total distributions ............................... (0.59) (0.77) (0.48) (0.45) (0.47)
Net asset value, end of year ....................... $9.64 $11.55 $11.67 $11.20 $10.40
Total return .................................... (11.56)% 5.63% 8.81% 12.20% (2.16)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.64% 0.57% 0.58% 0.59% 0.54%
Expenses net of waiver and payments by affiliates
d,e
..... —% —% —% —% —%
Net investment income
c
........................... 5.43% 2.88% 3.84% 4.21% 4.93%
Supplemental data
Net assets, end of year (000’s) ..................... $67 $56 $4,092 $2,043 $1,798
Portfolio turnover rate ............................ 35.25% 121.26% 51.13% 82.72% 46.27%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.42% for the year ended December 31, 2022.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
69
a
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.55 $11.66 $11.19 $10.39 $11.10
Income from investment operations
a
:
Net investment income
b,c
........................ 0.56 0.39 0.42 0.46 0.53
Net realized and unrealized gains (losses) ........... (1.89) 0.26 0.52 0.79 (0.77)
Total from investment operations .................... (1.33) 0.65 0.94 1.25 (0.24)
Less distributions from:
Net investment income .......................... (0.50) (0.46) (0.47) (0.45) (0.47)
Net realized gains ............................. (0.09) (0.30) — — —
Total distributions ............................... (0.59) (0.76) (0.47) (0.45) (0.47)
Net asset value, end of year ....................... $9.63 $11.55 $11.66 $11.19 $10.39
Total return .................................... (11.62)% 5.58% 8.75% 12.16% (2.21)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.73% 0.70% 0.69% 0.70% 0.65%
Expenses net of waiver and payments by affiliates
d,e
..... 0.05% 0.05% 0.05% 0.05% 0.05%
Net investment income
c
........................... 5.45% 3.34% 3.83% 4.16% 4.88%
Supplemental data
Net assets, end of year (000’s) ..................... $2,414 $2,837 $2,021 $1,875 $1,409
Portfolio turnover rate ............................ 35.25% 121.26% 51.13% 82.72% 46.27%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.42% for the year ended December 31, 2022.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2022
Franklin LifeSmart™ Retirement Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
70
See Abbreviations on page 180 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
89.1%
Domestic Equity 24.2%
a
ClearBridge Tactical Dividend Income Fund, Class IS ........................ 226,059 $ 4,254,426
a
Franklin U.S. Core Equity (IU) Fund ..................................... 113,652 1,352,460
JPMorgan Equity Premium Income ETF .................................. 98,575 5,371,352
10,978,238
Domestic Fixed Income 53.3%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 257,775 2,252,957
a
Franklin Investment Grade Corporate ETF ................................. 123,629 2,580,137
a
Franklin U.S. Core Bond ETF .......................................... 188,169 3,983,538
a
Franklin U.S. Government Securities Fund, Class R6 ........................ 458,498 2,338,342
Schwab U.S. TIPS ETF ............................................... 25,248 1,307,594
a
Western Asset Income Fund, Class IS .................................... 1,332,686 6,703,412
a
Western Asset Short Duration High Income Fund, Class I ..................... 1,068,800 5,001,984
24,167,964
Foreign Equity 7.2%
iShares International Select Dividend ETF ................................. 68,179 1,851,743
a
Templeton Developing Markets Trust, Class R6 ............................. 26,559 434,775
a
Templeton Foreign Fund, Class R6 ...................................... 147,838 993,468
3,279,986
Foreign Fixed Income 4.4%
a
Franklin High Yield Corporate ETF ...................................... 90,705 2,000,045
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$45,924,703) ................................................................
40,426,233
Units
a a a a
b
Index-Linked Notes 10.0%
Capital Markets 10.0%
c,d,e
Credit Suisse AG into S&P 500 Index, Senior Note, 144A, 27.356%, 3/04/24 ....... 812 2,502,677
c,d,e
UBS AG into S&P 500 Index, Senior Note, 144A, 8.24%, 5/07/24 ................ 2,223 2,054,045
4,556,722
Total Index-Linked Notes (Cost $4,850,571) .....................................
4,556,722
Total Long Term Investments (Cost $50,775,274) ................................
44,982,955
a
a a a a
Short Term Investments 0.2%
Shares
a
Money Market Funds 0.2%
a,f
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .................. 108,271 108,271
Total Money Market Funds (Cost $108,271) .....................................
108,271
Total Short Term Investments (Cost $108,271 ) ..................................
108,271
a
Total Investments (Cost $50,883,545) 99.3% ....................................
$45,091,226
Other Assets, less Liabilities 0.7% .............................................
281,540
Net Assets 100.0% ...........................................................
$45,372,766

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
71
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
See Note 1(c) regarding index-linked notes.
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the value of these securities was $4,556,722, representing 10.0% of net assets.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
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Annual Report The accompanying notes are an integral part of these financial statements.
72
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.00 $12.99 $12.17 $11.00 $11.76
Income from investment operations
a
:
Net investment income
b , c
........................ 0.25 0.22 0.19 0.29 0.35
Net realized and unrealized gains (losses) ........... (2.27) 1.02 0.89 1.18 (0.79)
Total from investment operations .................... (2.02) 1.24 1.08 1.47 (0.44)
Less distributions from:
Net investment income .......................... (0.16) (0.34) (0.26) (0.30) (0.32)
Net realized gains ............................. (0.24) (0.89) — — —
Total distributions ............................... (0.40) (1.23) (0.26) (0.30) (0.32)
Net asset value, end of year ....................... $10.58 $13.00 $12.99 $12.17 $11.00
Total return
d
................................... (15.58)% 9.62% 9.06% 13.43% (3.78)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.98% 0.98% 0.98% 0.97% 0.94%
Expenses net of waiver and payments by affiliates
e
...... 0.47%
f
0.46% 0.47%
f
0.35% 0.30%
Net investment income
c
........................... 2.19% 1.63% 1.61% 2.47% 2.92%
Supplemental data
Net assets, end of year (000’s) ..................... $27,491 $36,698 $30,265 $27,016 $24,108
Portfolio turnover rate ............................ 35.46% 79.95% 68.93% 120.35% 57.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
73
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.91 $12.91 $12.09 $10.93 $11.69
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.15 0.11 0.10 0.20 0.24
Net realized and unrealized gains (losses) ........... (2.24) 1.02 0.89 1.17 (0.76)
Total from investment operations .................... (2.09) 1.13 0.99 1.37 (0.52)
Less distributions from:
Net investment income .......................... (0.08) (0.24) (0.17) (0.21) (0.24)
Net realized gains ............................. (0.24) (0.89) — — —
Total distributions ............................... (0.32) (1.13) (0.17) (0.21) (0.24)
Net asset value, end of year ....................... $10.50 $12.91 $12.91 $12.09 $10.93
Total return
d
................................... (16.23)% 8.85% 8.29% 12.59% (4.53)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.73% 1.72% 1.73% 1.72% 1.69%
Expenses net of waiver and payments by affiliates
e
...... 1.22%
f
1.21% 1.22%
f
1.10% 1.05%
Net investment income
c
........................... 1.36% 0.79% 0.85% 1.72% 2.17%
Supplemental data
Net assets, end of year (000’s) ..................... $3,796 $6,235 $7,118 $6,811 $6,364
Portfolio turnover rate ............................ 35.46% 79.95% 68.93% 120.35% 57.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
74
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.00 $12.98 $12.16 $10.99 $11.75
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.23 0.17 0.16 0.26 0.29
Net realized and unrealized gains (losses) ........... (2.29) 1.03 0.89 1.17 (0.76)
Total from investment operations .................... (2.06) 1.20 1.05 1.43 (0.47)
Less distributions from:
Net investment income .......................... (0.13) (0.29) (0.23) (0.26) (0.29)
Net realized gains ............................. (0.24) (0.89) — — —
Total distributions ............................... (0.37) (1.18) (0.23) (0.26) (0.29)
Net asset value, end of year ....................... $10.57 $13.00 $12.98 $12.16 $10.99
Total return .................................... (15.86)% 9.37% 8.79% 13.25% (4.14)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.23% 1.22% 1.23% 1.22% 1.19%
Expenses net of waiver and payments by affiliates
d
...... 0.72%
e
0.71% 0.72%
e
0.60% 0.55%
Net investment income
c
........................... 2.01% 1.23% 1.35% 2.22% 2.67%
Supplemental data
Net assets, end of year (000’s) ..................... $650 $758 $786 $745 $767
Portfolio turnover rate ............................ 35.46% 79.95% 68.93% 120.35% 57.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
75
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.04 $13.03 $12.20 $11.02 $11.79
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.29 0.19 0.22 0.32 0.37
Net realized and unrealized gains (losses) ........... (2.29) 1.09 0.90 1.19 (0.78)
Total from investment operations .................... (2.00) 1.28 1.12 1.51 (0.41)
Less distributions from:
Net investment income .......................... (0.19) (0.38) (0.29) (0.33) (0.36)
Net realized gains ............................. (0.24) (0.89) — — —
Total distributions ............................... (0.43) (1.27) (0.29) (0.33) (0.36)
Capital contributions ............................. 0.25 — — — —
Net asset value, end of year ....................... $10.86 $13.04 $13.03 $12.20 $11.02
Total return .................................... (13.38)%
d
9.93% 9.45% 13.83% (3.57)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.31% 0.59% 0.62% 0.60% 0.58%
Expenses net of waiver and payments by affiliates
e
...... 0.16%
f
0.16% 0.16%
f
0.05% —%
Net investment income
c
........................... 2.54% 1.40% 1.83% 2.77% 3.22%
Supplemental data
Net assets, end of year (000’s) ..................... $4 $5 $4,855 $7,429 $8,562
Portfolio turnover rate ............................ 35.46% 79.95% 68.93% 120.35% 57.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (15.38)%. See Note 2.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
76
a
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.05 $13.03 $12.20 $11.03 $11.79
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.28 0.26 0.22 0.32 0.35
Net realized and unrealized gains (losses) ........... (2.28) 1.02 0.90 1.17 (0.76)
Total from investment operations .................... (2.00) 1.28 1.12 1.49 (0.41)
Less distributions from:
Net investment income .......................... (0.19) (0.37) (0.29) (0.32) (0.35)
Net realized gains ............................. (0.24) (0.89) — — —
Total distributions ............................... (0.43) (1.26) (0.29) (0.32) (0.35)
Net asset value, end of year ....................... $10.62 $13.05 $13.03 $12.20 $11.03
Total return .................................... (15.37)% 9.95% 9.39% 13.77% (3.62)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.73% 0.73% 0.73% 0.72% 0.69%
Expenses net of waiver and payments by affiliates
d
...... 0.22%
e
0.21% 0.21%
e
0.10% 0.05%
Net investment income
c
........................... 2.44% 1.88% 1.80% 2.72% 3.17%
Supplemental data
Net assets, end of year (000’s) ..................... $620 $826 $685 $745 $637
Portfolio turnover rate ............................ 35.46% 79.95% 68.93% 120.35% 57.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the year ended December 31, 2022.The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2022
Franklin LifeSmart™ 2020 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
77
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.9%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 14,685 $ 311,909
Domestic Equity 32.5%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 27,248 993,724
a
Franklin Growth Fund, Class R6 ........................................ 22,992 2,365,638
a
Franklin U.S. Core Equity (IU) Fund ..................................... 446,906 5,318,184
a
Franklin U.S. Equity Index ETF ......................................... 13,925 462,737
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 31,703 1,244,111
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 4,900 186,396
10,570,790
Domestic Fixed Income 47.3%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 131,423 1,148,635
a
Franklin Investment Grade Corporate ETF ................................. 35,503 740,948
a
Franklin U.S. Core Bond ETF .......................................... 270,263 5,721,468
a
Franklin U.S. Treasury Bond ETF ....................................... 76,773 1,589,201
iShares Floating Rate Bond ETF ........................................ 14,225 715,943
Schwab U.S. TIPS ETF ............................................... 21,829 1,130,525
a
Western Asset Core Plus Bond Fund, Class IS ............................. 351,889 3,293,679
a
Western Asset Short-Term Bond Fund, Class IS ............................ 287,941 1,039,466
15,379,865
Foreign Equity 14.3%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 89,795 796,484
a
Franklin International Core Equity (IU) Fund ............................... 211,089 2,121,449
a,b
Franklin International Growth Fund, Class R6 .............................. 22,310 321,494
iShares Core MSCI EAFE ETF ......................................... 5,979 368,545
a
Templeton Developing Markets Trust, Class R6 ............................. 34,005 556,657
a
Templeton Foreign Fund, Class R6 ...................................... 78,447 527,165
4,691,794
Foreign Fixed Income 3.8%
a
Franklin High Yield Corporate ETF ...................................... 25,613 564,767
a
Franklin International Aggregate Bond ETF ................................ 35,821 687,942
1,252,709
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$33,809,040) ................................................................
32,207,067
a a a a
Short Term Investments 1.5%
a
Money Market Funds 1.1%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .................. 365,822 365,822
Total Money Market Funds (Cost $365,822) .....................................
365,822

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
78
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.4%
d
Joint Repurchase Agreement, 4.22%, 1/03/23 (Maturity Value $123,474)
BNP Paribas Securities Corp. (Maturity Value $14,167)
Deutsche Bank Securities, Inc. (Maturity Value $12,978)
HSBC Securities (USA), Inc. (Maturity Value $96,329)
Collateralized by U.S. Government Agency Securities, 1.75% - 7%, 7/02/24 -
12/15/52; U.S. Government Agency Strips, 1/15/23 - 2/15/42; and U.S. Treasury
Notes, 0.13% - 0.5%, 10/15/23 - 3/31/25 (valued at $125,909) ................ $ 123,416 $ 123,416
Total Repurchase Agreements (Cost $123,416) ..................................
123,416
Total Short Term Investments (Cost $489,238 ) ..................................
489,238
a
Total Investments (Cost $34,298,278) 100.4% ...................................
$32,696,305
Other Assets, less Liabilities (0.4)% ...........................................
(134,762)
Net Assets 100.0% ...........................................................
$32,561,543
See Abbreviations on page 180 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
79
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.67 $13.80 $12.98 $11.52 $12.97
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.23 0.23 0.20 0.27 0.32
Net realized and unrealized gains (losses) ........... (2.43) 1.31 1.08 1.66 (1.02)
Total from investment operations .................... (2.20) 1.54 1.28 1.93 (0.70)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.14) (0.37) (0.21) (0.28) (0.33)
Net realized gains ............................. (0.29) (1.30) (0.25) (0.19) (0.42)
Total distributions ............................... (0.43) (1.67) (0.46) (0.47) (0.75)
Net asset value, end of year ....................... $11.04 $13.67 $13.80 $12.98 $11.52
Total return
d
................................... (16.06)% 11.21% 10.26% 16.85% (5.46)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.76% 0.76% 0.77% 0.80% 0.77%
Expenses net of waiver and payments by affiliates
e
...... 0.48%
f
0.47% 0.45%
f
0.35% 0.30%
f
Net investment income
c
........................... 1.97% 1.57% 1.53% 2.15% 2.41%
Supplemental data
Net assets, end of year (000’s) ..................... $97,043 $118,521 $96,973 $86,084 $76,050
Portfolio turnover rate ............................ 33.70% 69.35% 66.87% 84.18% 52.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
80
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.40 $13.56 $12.76 $11.34 $12.77
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.13 0.10 0.09 0.17 0.20
Net realized and unrealized gains (losses) ........... (2.36) 1.30 1.08 1.62 (0.97)
Total from investment operations .................... (2.23) 1.40 1.17 1.79 (0.77)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.07) (0.26) (0.12) (0.18) (0.24)
Net realized gains ............................. (0.29) (1.30) (0.25) (0.19) (0.42)
Total distributions ............................... (0.36) (1.56) (0.37) (0.37) (0.66)
Net asset value, end of year ....................... $10.81 $13.40 $13.56 $12.76 $11.34
Total return
d
................................... (16.66)% 10.40% 9.44% 15.90% (6.12)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.51% 1.50% 1.51% 1.55% 1.51%
Expenses net of waiver and payments by affiliates
e
...... 1.23%
f
1.21% 1.20%
f
1.10% 1.04%
f
Net investment income
c
........................... 1.16% 0.70% 0.76% 1.40% 1.67%
Supplemental data
Net assets, end of year (000’s) ..................... $12,140 $17,778 $21,991 $23,450 $21,907
Portfolio turnover rate ............................ 33.70% 69.35% 66.87% 84.18% 52.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
81
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.61 $13.75 $12.93 $11.48 $12.93
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.19 0.18 0.16 0.23 0.26
Net realized and unrealized gains (losses) ........... (2.40) 1.31 1.09 1.65 (0.99)
Total from investment operations .................... (2.21) 1.49 1.25 1.88 (0.73)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.11) (0.33) (0.18) (0.24) (0.30)
Net realized gains ............................. (0.29) (1.30) (0.25) (0.19) (0.42)
Total distributions ............................... (0.40) (1.63) (0.43) (0.43) (0.72)
Net asset value, end of year ....................... $11.00 $13.61 $13.75 $12.93 $11.48
Total return .................................... (16.21)% 10.89% 10.00% 16.52% (5.73)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.01% 1.01% 1.02% 1.05% 1.02%
Expenses net of waiver and payments by affiliates
d
...... 0.73%
e
0.72% 0.70%
e
0.60% 0.55%
e
Net investment income
c
........................... 1.61% 1.26% 1.24% 1.90% 2.16%
Supplemental data
Net assets, end of year (000’s) ..................... $1,954 $3,069 $3,117 $3,930 $4,510
Portfolio turnover rate ............................ 33.70% 69.35% 66.87% 84.18% 52.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
82
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.72 $13.85 $13.02 $11.56 $13.01
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.29 0.19 0.23 0.31 0.34
Net realized and unrealized gains (losses) ........... (2.45) 1.39 1.10 1.65 (1.00)
Total from investment operations .................... (2.16) 1.58 1.33 1.96 (0.66)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.18) (0.41) (0.25) (0.31) (0.37)
Net realized gains ............................. (0.29) (1.30) (0.25) (0.19) (0.42)
Total distributions ............................... (0.47) (1.71) (0.50) (0.50) (0.79)
Net asset value, end of year ....................... $11.09 $13.72 $13.85 $13.02 $11.56
Total return .................................... (15.71)% 11.49% 10.64% 17.14% (5.15)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.38% 0.39% 0.39% 0.41% 0.38%
Expenses net of waiver and payments by affiliates
d
...... 0.14%
e
0.15% 0.15%
e
0.05% —%
e
Net investment income
c
........................... 2.48% 1.34% 1.83% 2.45% 2.71%
Supplemental data
Net assets, end of year (000’s) ..................... $670 $544 $16,094 $14,717 $14,228
Portfolio turnover rate ............................ 33.70% 69.35% 66.87% 84.18% 52.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
83
a
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.71 $13.83 $13.01 $11.55 $13.00
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.27 0.26 0.24 0.30 0.33
Net realized and unrealized gains (losses) ........... (2.44) 1.32 1.07 1.66 (1.00)
Total from investment operations .................... (2.17) 1.58 1.31 1.96 (0.67)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.17) (0.40) (0.24) (0.31) (0.36)
Net realized gains ............................. (0.29) (1.30) (0.25) (0.19) (0.42)
Total distributions ............................... (0.46) (1.70) (0.49) (0.50) (0.78)
Net asset value, end of year ....................... $11.08 $13.71 $13.83 $13.01 $11.55
Total return .................................... (15.79)% 11.53% 10.51% 17.09% (5.20)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.51% 0.51% 0.52% 0.55% 0.52%
Expenses net of waiver and payments by affiliates
d
...... 0.23%
e
0.22% 0.20%
e
0.10% 0.05%
e
Net investment income
c
........................... 2.25% 1.80% 1.90% 2.40% 2.66%
Supplemental data
Net assets, end of year (000’s) ..................... $2,572 $3,055 $2,872 $1,532 $1,449
Portfolio turnover rate ............................ 33.70% 69.35% 66.87% 84.18% 52.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2022
Franklin LifeSmart™ 2025 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
84
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.5%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 51,333 $ 1,090,313
Domestic Equity 38.5%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 113,083 4,124,126
a
Franklin Growth Fund, Class R6 ........................................ 95,015 9,776,078
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,860,392 22,138,668
a
Franklin U.S. Equity Index ETF ......................................... 59,400 1,973,904
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 131,886 5,175,563
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 20,600 783,624
43,971,963
Domestic Fixed Income 39.0%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 333,772 2,917,165
a
Franklin Investment Grade Corporate ETF ................................. 103,890 2,168,184
a
Franklin U.S. Core Bond ETF .......................................... 790,183 16,728,174
a
Franklin U.S. Treasury Bond ETF ....................................... 224,588 4,648,972
iShares Floating Rate Bond ETF ........................................ 41,725 2,100,019
Schwab U.S. TIPS ETF ............................................... 64,036 3,316,425
a
Western Asset Core Plus Bond Fund, Class IS ............................. 1,028,700 9,628,633
a
Western Asset Short-Term Bond Fund, Class IS ............................ 866,670 3,128,680
44,636,252
Foreign Equity 17.1%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 374,165 3,318,843
a
Franklin International Core Equity (IU) Fund ............................... 869,424 8,737,714
a,b
Franklin International Growth Fund, Class R6 .............................. 92,613 1,334,547
iShares Core MSCI EAFE ETF ......................................... 27,067 1,668,410
a
Templeton Developing Markets Trust, Class R6 ............................. 140,612 2,301,822
a
Templeton Foreign Fund, Class R6 ...................................... 325,771 2,189,180
19,550,516
Foreign Fixed Income 2.9%
a
Franklin High Yield Corporate ETF ...................................... 74,978 1,653,265
a
Franklin International Aggregate Bond ETF ................................ 91,083 1,749,249
3,402,514
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$114,435,744) ...............................................................
112,651,558
a a a a
Short Term Investments 1.6%
a
Money Market Funds 1.4%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .................. 1,580,072 1,580,072
Total Money Market Funds (Cost $1,580,072) ...................................
1,580,072

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
85
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.2%
d
Joint Repurchase Agreement, 4.22%, 1/03/23 (Maturity Value $254,760)
BNP Paribas Securities Corp. (Maturity Value $29,228)
Deutsche Bank Securities, Inc. (Maturity Value $26,778)
HSBC Securities (USA), Inc. (Maturity Value $198,754)
Collateralized by U.S. Government Agency Securities, 1.75% - 7%, 7/02/24 -
12/15/52; U.S. Government Agency Strips, 1/15/23 - 2/15/42; and U.S. Treasury
Notes, 0.13% - 0.5%, 10/15/23 - 3/31/25 (valued at $259,784) ................ $ 254,641 $ 254,641
Total Repurchase Agreements (Cost $254,641) ..................................
254,641
Total Short Term Investments (Cost $1,834,713 ) .................................
1,834,713
a
Total Investments (Cost $116,270,457) 100.1% ..................................
$114,486,271
Other Assets, less Liabilities (0.1)% ...........................................
(107,240)
Net Assets 100.0% ...........................................................
$114,379,031
See Abbreviations on page 180 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
86
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.21 $14.40 $13.28 $11.50 $12.70
Income from investment operations
a
:
Net investment income
b,c
........................ 0.22 0.24 0.19 0.25 0.29
Net realized and unrealized gains (losses) ........... (2.58) 1.61 1.29 1.90 (1.09)
Total from investment operations .................... (2.36) 1.85 1.48 2.15 (0.80)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.13) (0.41) (0.22) (0.23) (0.32)
Net realized gains ............................. (0.30) (1.63) (0.14) (0.14) (0.08)
Total distributions ............................... (0.43) (2.04) (0.36) (0.37) (0.40)
Net asset value, end of year ....................... $11.42 $14.21 $14.40 $13.28 $11.50
Total return
d
................................... (16.57)% 12.91% 11.52% 18.80% (6.32)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.94% 0.93% 0.95% 1.02% 0.98%
Expenses net of waiver and payments by affiliates
e
...... 0.48%
f
0.46% 0.44%
f
0.34%
f
0.30%
f
Net investment income
c
........................... 1.78% 1.57% 1.46% 1.96% 2.24%
Supplemental data
Net assets, end of year (000’s) ..................... $44,099 $49,835 $34,019 $27,248 $22,447
Portfolio turnover rate ............................ 48.44% 82.69% 67.25% 93.46% 47.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
87
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.00 $14.22 $13.13 $11.37 $12.56
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.12 0.11 0.09 0.15 0.18
Net realized and unrealized gains (losses) ........... (2.53) 1.61 1.27 1.89 (1.06)
Total from investment operations .................... (2.41) 1.72 1.36 2.04 (0.88)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.06) (0.31) (0.13) (0.14) (0.23)
Net realized gains ............................. (0.30) (1.63) (0.14) (0.14) (0.08)
Total distributions ............................... (0.36) (1.94) (0.27) (0.28) (0.31)
Net asset value, end of year ....................... $11.23 $14.00 $14.22 $13.13 $11.37
Total return
d
................................... (17.18)% 12.13% 10.60% 17.98% (7.02)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.69% 1.68% 1.70% 1.77% 1.73%
Expenses net of waiver and payments by affiliates
e
...... 1.23%
f
1.21% 1.19%
f
1.09%
f
1.05%
f
Net investment income
c
........................... 0.99% 0.74% 0.71% 1.21% 1.49%
Supplemental data
Net assets, end of year (000’s) ..................... $9,642 $12,281 $10,937 $9,146 $7,460
Portfolio turnover rate ............................ 48.44% 82.69% 67.25% 93.46% 47.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
88
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.19 $14.38 $13.27 $11.48 $12.68
Income from investment operations
a
:
Net investment income
b,c
........................ 0.18 0.20 0.15 0.22 0.23
Net realized and unrealized gains (losses) ........... (2.58) 1.61 1.29 1.91 (1.06)
Total from investment operations .................... (2.40) 1.81 1.44 2.13 (0.83)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.10) (0.37) (0.19) (0.20) (0.29)
Net realized gains ............................. (0.30) (1.63) (0.14) (0.14) (0.08)
Total distributions ............................... (0.40) (2.00) (0.33) (0.34) (0.37)
Net asset value, end of year ....................... $11.39 $14.19 $14.38 $13.27 $11.48
Total return .................................... (16.84)% 12.65% 11.17% 18.64% (6.59)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.19% 1.18% 1.20% 1.27% 1.23%
Expenses net of waiver and payments by affiliates
d
...... 0.74%
e
0.71% 0.69%
e
0.59%
e
0.55%
e
Net investment income
c
........................... 1.51% 1.29% 1.19% 1.71% 1.99%
Supplemental data
Net assets, end of year (000’s) ..................... $1,295 $1,512 $1,186 $1,058 $816
Portfolio turnover rate ............................ 48.44% 82.69% 67.25% 93.46% 47.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
89
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.28 $14.46 $13.34 $11.54 $12.74
Income from investment operations
a
:
Net investment income
b,c
........................ 0.36 0.18 0.23 0.29 0.32
Net realized and unrealized gains (losses) ........... (2.67) 1.72 1.29 1.92 (1.08)
Total from investment operations .................... (2.31) 1.90 1.52 2.21 (0.76)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.16) (0.45) (0.26) (0.27) (0.36)
Net realized gains ............................. (0.30) (1.63) (0.14) (0.14) (0.08)
Total distributions ............................... (0.46) (2.08) (0.40) (0.41) (0.44)
Capital contributions ............................. 0.06 — — — —
Net asset value, end of year ....................... $11.57 $14.28 $14.46 $13.34 $11.54
Total return .................................... (15.68)%
d
13.24% 11.80% 19.26% (6.02)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.18% 0.45% 0.50% 0.53% 0.52%
Expenses net of waiver and payments by affiliates
e
...... 0.15%
f
0.15% 0.15%
f
0.04%
f
—%
f
Net investment income
c
........................... 3.02% 1.20% 1.72% 2.26% 2.54%
Supplemental data
Net assets, end of year (000’s) ..................... $51 $40 $23,717 $22,064 $18,389
Portfolio turnover rate ............................ 48.44% 82.69% 67.25% 93.46% 47.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
d
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (16.08)%. See Note 2.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
90
a
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.27 $14.44 $13.33 $11.53 $12.73
Income from investment operations
a
:
Net investment income
b,c
........................ 0.25 0.28 0.23 0.28 0.31
Net realized and unrealized gains (losses) ........... (2.59) 1.62 1.28 1.92 (1.08)
Total from investment operations .................... (2.34) 1.90 1.51 2.20 (0.77)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.15) (0.44) (0.26) (0.26) (0.35)
Net realized gains ............................. (0.30) (1.63) (0.14) (0.14) (0.08)
Total distributions ............................... (0.45) (2.07) (0.40) (0.40) (0.43)
Net asset value, end of year ....................... $11.48 $14.27 $14.44 $13.33 $11.53
Total return .................................... (16.34)% 13.28% 11.68% 19.22% (6.08)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.69% 0.68% 0.70% 0.77% 0.73%
Expenses net of waiver and payments by affiliates
d
...... 0.23%
e
0.21% 0.19%
e
0.09%
e
0.05%
e
Net investment income
c
........................... 2.05% 1.81% 1.74% 2.21% 2.49%
Supplemental data
Net assets, end of year (000’s) ..................... $1,770 $1,937 $1,546 $997 $785
Portfolio turnover rate ............................ 48.44% 82.69% 67.25% 93.46% 47.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23 % for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2022
Franklin LifeSmart™ 2030 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
91
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.6%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 25,636 $ 544,509
Domestic Equity 44.6%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 65,572 2,391,404
a
Franklin Growth Fund, Class R6 ........................................ 55,152 5,674,604
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,067,754 12,706,277
a
Franklin U.S. Equity Index ETF ......................................... 33,075 1,099,105
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 76,326 2,995,238
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 11,925 453,627
25,320,255
Domestic Fixed Income 31.0%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 125,190 1,094,160
a
Franklin Investment Grade Corporate ETF ................................. 41,042 856,547
a
Franklin U.S. Core Bond ETF .......................................... 312,279 6,610,946
a
Franklin U.S. Treasury Bond ETF ....................................... 88,736 1,836,835
iShares Floating Rate Bond ETF ........................................ 16,450 827,929
Schwab U.S. TIPS ETF ............................................... 25,249 1,307,646
a
Western Asset Core Plus Bond Fund, Class IS ............................. 406,551 3,805,315
a
Western Asset Short-Term Bond Fund, Class IS ............................ 359,289 1,297,032
17,636,410
Foreign Equity 19.8%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 212,029 1,880,693
a
Franklin International Core Equity (IU) Fund ............................... 516,997 5,195,817
a,b
Franklin International Growth Fund, Class R6 .............................. 54,265 781,964
iShares Core MSCI EAFE ETF ......................................... 12,953 798,423
a
Templeton Developing Markets Trust, Class R6 ............................. 81,540 1,334,804
a
Templeton Foreign Fund, Class R6 ...................................... 189,683 1,274,672
11,266,373
Foreign Fixed Income 2.2%
a
Franklin High Yield Corporate ETF ...................................... 29,583 652,305
a
Franklin International Aggregate Bond ETF ................................ 33,850 650,089
1,302,394
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$55,599,359) ................................................................
56,069,941
a a a a
Short Term Investments 1.9%
a
Money Market Funds 1.3%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .................. 755,711 755,711
Total Money Market Funds (Cost $755,711) .....................................
755,711

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
92
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.6%
d
Joint Repurchase Agreement, 4.22%, 1/03/23 (Maturity Value $329,401)
BNP Paribas Securities Corp. (Maturity Value $37,793)
Deutsche Bank Securities, Inc. (Maturity Value $34,623)
HSBC Securities (USA), Inc. (Maturity Value $256,985)
Collateralized by U.S. Government Agency Securities, 1.75% - 7%, 7/02/24 -
12/15/52; U.S. Government Agency Strips, 1/15/23 - 2/15/42; and U.S. Treasury
Notes, 0.13% - 0.5%, 10/15/23 - 3/31/25 (valued at $335,897) ................ $ 329,247 $ 329,247
Total Repurchase Agreements (Cost $329,247) ..................................
329,247
Total Short Term Investments (Cost $1,084,958 ) .................................
1,084,958
a
Total Investments (Cost $56,684,317) 100.5% ...................................
$57,154,899
Other Assets, less Liabilities (0.5)% ...........................................
(297,520)
Net Assets 100.0% ...........................................................
$56,857,379
See Abbreviations on page 180 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
93
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.67 $15.18 $13.94 $12.03 $13.70
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.20 0.24 0.19 0.24 0.29
Net realized and unrealized gains (losses) ........... (2.66) 1.90 1.61 2.19 (1.21)
Total from investment operations .................... (2.46) 2.14 1.80 2.43 (0.92)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.11) (0.42) (0.20) (0.24) (0.30)
Net realized gains ............................. (0.35) (2.23) (0.36) (0.28) (0.45)
Total distributions ............................... (0.46) (2.65) (0.56) (0.52) (0.75)
Net asset value, end of year ....................... $11.75 $14.67 $15.18 $13.94 $12.03
Total return
d
................................... (16.69)% 14.20% 13.44% 20.36% (6.87)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.77% 0.81% 0.81% 0.86% 0.81%
Expenses net of waiver and payments by affiliates
e
...... 0.49%
f
0.47% 0.43%
f
0.34% 0.30%
f
Net investment income
c
........................... 1.60% 1.45% 1.38% 1.81% 2.04%
Supplemental data
Net assets, end of year (000’s) ..................... $91,064 $104,174 $84,029 $72,425 $60,087
Portfolio turnover rate ............................ 29.56% 69.46% 47.82% 79.04% 47.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
94
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.23 $14.79 $13.60 $11.75 $13.40
Income from investment operations
a
:
Net investment income
b,c
........................ 0.10 0.09 0.08 0.14 0.16
Net realized and unrealized gains (losses) ........... (2.57) 1.88 1.58 2.13 (1.16)
Total from investment operations .................... (2.47) 1.97 1.66 2.27 (1.00)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.05) (0.30) (0.11) (0.14) (0.20)
Net realized gains ............................. (0.35) (2.23) (0.36) (0.28) (0.45)
Total distributions ............................... (0.40) (2.53) (0.47) (0.42) (0.65)
Net asset value, end of year ....................... $11.36 $14.23 $14.79 $13.60 $11.75
Total return
d
................................... (17.36)% 13.36% 12.62% 19.46% (7.58)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.53% 1.55% 1.56% 1.61% 1.56%
Expenses net of waiver and payments by affiliates
e
...... 1.24%
f
1.21% 1.18%
f
1.09% 1.05%
f
Net investment income
c
........................... 0.81% 0.60% 0.60% 1.06% 1.29%
Supplemental data
Net assets, end of year (000’s) ..................... $14,549 $18,502 $21,329 $21,115 $18,350
Portfolio turnover rate ............................ 29.56% 69.46% 47.82% 79.04% 47.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
95
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.66 $15.17 $13.92 $12.01 $13.69
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.17 0.18 0.15 0.20 0.24
Net realized and unrealized gains (losses) ........... (2.66) 1.91 1.63 2.20 (1.20)
Total from investment operations .................... (2.49) 2.09 1.78 2.40 (0.96)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.09) (0.37) (0.17) (0.21) (0.27)
Net realized gains ............................. (0.35) (2.23) (0.36) (0.28) (0.45)
Total distributions ............................... (0.44) (2.60) (0.53) (0.49) (0.72)
Net asset value, end of year ....................... $11.73 $14.66 $15.17 $13.92 $12.01
Total return .................................... (16.93)% 13.87% 13.23% 20.10% (7.18)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.02% 1.05% 1.05% 1.10% 1.05%
Expenses net of waiver and payments by affiliates
d
...... 0.74%
e
0.71% 0.68%
e
0.58% 0.54%
e
Net investment income
c
........................... 1.38% 1.08% 1.07% 1.57% 1.80%
Supplemental data
Net assets, end of year (000’s) ..................... $3,881 $4,113 $4,530 $4,966 $4,762
Portfolio turnover rate ............................ 29.56% 69.46% 47.82% 79.04% 47.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
96
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.81 $15.31 $14.05 $12.12 $13.80
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.25 0.18 0.23 0.29 0.31
Net realized and unrealized gains (losses) ........... (2.68) 2.02 1.63 2.20 (1.20)
Total from investment operations .................... (2.43) 2.20 1.86 2.49 (0.89)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.15) (0.47) (0.24) (0.28) (0.34)
Net realized gains ............................. (0.35) (2.23) (0.36) (0.28) (0.45)
Total distributions ............................... (0.50) (2.70) (0.60) (0.56) (0.79)
Net asset value, end of year ....................... $11.88 $14.81 $15.31 $14.05 $12.12
Total return .................................... (16.38)% 14.46% 13.82% 20.73% (6.63)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.79% 0.38% 0.40% 0.41% 0.39%
Expenses net of waiver and payments by affiliates
d
...... 0.15%
e
0.14% 0.13%
e
0.04% —%
e
Net investment income
c
........................... 1.98% 1.10% 1.66% 2.11% 2.34%
Supplemental data
Net assets, end of year (000’s) ..................... $91 $93 $30,069 $28,513 $22,207
Portfolio turnover rate ............................ 29.56% 69.46% 47.82% 79.04% 47.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
97
a
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.84 $15.33 $14.07 $12.13 $13.81
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.23 0.27 0.23 0.28 0.32
Net realized and unrealized gains (losses) ........... (2.69) 1.93 1.63 2.21 (1.22)
Total from investment operations .................... (2.46) 2.20 1.86 2.49 (0.90)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.14) (0.46) (0.24) (0.27) (0.33)
Net realized gains ............................. (0.35) (2.23) (0.36) (0.28) (0.45)
Total distributions ............................... (0.49) (2.69) (0.60) (0.55) (0.78)
Net asset value, end of year ....................... $11.89 $14.84 $15.33 $14.07 $12.13
Total return .................................... (16.54)% 14.46% 13.75% 20.73% (6.67)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.52% 0.56% 0.56% 0.61% 0.56%
Expenses net of waiver and payments by affiliates
d
...... 0.24%
e
0.21% 0.18%
e
0.09% 0.05%
e
Net investment income
c
........................... 1.85% 1.67% 1.67% 2.06% 2.29%
Supplemental data
Net assets, end of year (000’s) ..................... $3,496 $3,911 $3,438 $2,145 $1,723
Portfolio turnover rate ............................ 29.56% 69.46% 47.82% 79.04% 47.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23 % for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2022
Franklin LifeSmart™ 2035 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
98
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.4%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 51,200 $ 1,087,488
Domestic Equity 50.2%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 147,649 5,384,764
a
Franklin Growth Fund, Class R6 ........................................ 124,110 12,769,707
a
Franklin U.S. Core Equity (IU) Fund ..................................... 2,348,561 27,947,872
a
Franklin U.S. Equity Index ETF ......................................... 85,875 2,853,686
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 173,026 6,790,007
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 26,975 1,026,129
56,772,165
Domestic Fixed Income 23.2%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 208,008 1,817,990
a
Franklin Investment Grade Corporate ETF ................................. 60,096 1,254,204
a
Franklin U.S. Core Bond ETF .......................................... 456,865 9,671,832
a
Franklin U.S. Treasury Bond ETF ....................................... 129,862 2,688,143
iShares Floating Rate Bond ETF ........................................ 24,125 1,214,211
Schwab U.S. TIPS ETF ............................................... 37,016 1,917,059
a
Western Asset Core Plus Bond Fund, Class IS ............................. 594,742 5,566,784
a
Western Asset Short-Term Bond Fund, Class IS ............................ 568,641 2,052,794
26,183,017
Foreign Equity 22.3%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 478,604 4,245,221
a
Franklin International Core Equity (IU) Fund ............................... 1,102,269 11,077,804
a,b
Franklin International Growth Fund, Class R6 .............................. 121,121 1,745,352
iShares Core MSCI EAFE ETF ......................................... 36,435 2,245,854
a
Templeton Developing Markets Trust, Class R6 ............................. 184,404 3,018,692
a
Templeton Foreign Fund, Class R6 ...................................... 426,023 2,862,874
25,195,797
Foreign Fixed Income 1.7%
a
Franklin High Yield Corporate ETF ...................................... 43,320 955,206
a
Franklin International Aggregate Bond ETF ................................ 55,562 1,067,068
2,022,274
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$108,390,854) ...............................................................
111,260,741
a a a a
Short Term Investments 1.6%
a
Money Market Funds 1.3%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .................. 1,530,736 1,530,736
Total Money Market Funds (Cost $1,530,736) ...................................
1,530,736

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
99
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.3%
d
Joint Repurchase Agreement, 4.22%, 1/03/23 (Maturity Value $306,787)
BNP Paribas Securities Corp. (Maturity Value $35,198)
Deutsche Bank Securities, Inc. (Maturity Value $32,246)
HSBC Securities (USA), Inc. (Maturity Value $239,343)
Collateralized by U.S. Government Agency Securities, 1.75% - 7%, 7/02/24 -
12/15/52; U.S. Government Agency Strips, 1/15/23 - 2/15/42; and U.S. Treasury
Notes, 0.13% - 0.5%, 10/15/23 - 3/31/25 (valued at $312,837) ................ $ 306,643 $ 306,643
Total Repurchase Agreements (Cost $306,643) ..................................
306,643
Total Short Term Investments (Cost $1,837,379 ) .................................
1,837,379
a
Total Investments (Cost $110,228,233) 100.0% ..................................
$113,098,120
Other Assets, less Liabilities (0.0)%
†
...........................................
(16,564)
Net Assets 100.0% ...........................................................
$113,081,556
See Abbreviations on page 180 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
100
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.42 $15.30 $13.76 $11.61 $13.03
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.16 0.24 0.18 0.22 0.27
Net realized and unrealized gains (losses) ........... (2.63) 2.19 1.82 2.25 (1.17)
Total from investment operations .................... (2.47) 2.43 2.00 2.47 (0.90)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.10) (0.43) (0.23) (0.18) (0.30)
Net realized gains ............................. (0.35) (2.88) (0.23) (0.14) (0.22)
Total distributions ............................... (0.45) (3.31) (0.46) (0.32) (0.52)
Net asset value, end of year ....................... $11.50 $14.42 $15.30 $13.76 $11.61
Total return
d
................................... (17.06)% 15.99% 15.04% 21.50% (7.00)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.10% 1.11% 1.11% 1.18% 1.14%
Expenses net of waiver and payments by affiliates
e
...... 0.50%
f
0.46% 0.43%
f
0.34%
f
0.30%
f
Net investment income
c
........................... 1.31% 1.43% 1.30% 1.67% 2.03%
Supplemental data
Net assets, end of year (000’s) ..................... $32,112 $35,193 $24,809 $19,322 $15,921
Portfolio turnover rate ............................ 30.11% 86.92% 37.54% 90.08% 41.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Annual Report
101
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.10 $15.02 $13.52 $11.42 $12.83
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.06 0.10 0.07 0.12 0.16
Net realized and unrealized gains (losses) ........... (2.56) 2.18 1.79 2.21 (1.14)
Total from investment operations .................... (2.50) 2.28 1.86 2.33 (0.98)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.02) (0.32) (0.13) (0.09) (0.21)
Net realized gains ............................. (0.35) (2.88) (0.23) (0.14) (0.22)
Total distributions ............................... (0.37) (3.20) (0.36) (0.23) (0.43)
Net asset value, end of year ....................... $11.23 $14.10 $15.02 $13.52 $11.42
Total return
d
................................... (17.70)% 15.25% 14.15% 20.56% (7.71)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.85% 1.85% 1.86% 1.93% 1.89%
Expenses net of waiver and payments by affiliates
e
...... 1.25%
f
1.21% 1.18%
f
1.09%
f
1.05%
f
Net investment income
c
........................... 0.53% 0.62% 0.55% 0.92% 1.28%
Supplemental data
Net assets, end of year (000’s) ..................... $6,697 $7,989 $6,867 $5,630 $4,286
Portfolio turnover rate ............................ 30.11% 86.92% 37.54% 90.08% 41.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
102
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.41 $15.28 $13.74 $11.60 $13.02
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.12 0.18 0.14 0.18 0.22
Net realized and unrealized gains (losses) ........... (2.62) 2.21 1.82 2.25 (1.16)
Total from investment operations .................... (2.50) 2.39 1.96 2.43 (0.94)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.06) (0.38) (0.19) (0.15) (0.26)
Net realized gains ............................. (0.35) (2.88) (0.23) (0.14) (0.22)
Total distributions ............................... (0.41) (3.26) (0.42) (0.29) (0.48)
Net asset value, end of year ....................... $11.50 $14.41 $15.28 $13.74 $11.60
Total return .................................... (17.29)% 15.78% 14.74% 21.13% (7.27)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.35% 1.35% 1.36% 1.43% 1.39%
Expenses net of waiver and payments by affiliates
d
...... 0.75%
e
0.71% 0.68%
e
0.59%
e
0.55%
e
Net investment income
c
........................... 0.96% 1.09% 1.02% 1.42% 1.78%
Supplemental data
Net assets, end of year (000’s) ..................... $1,114 $1,806 $1,540 $1,528 $1,273
Portfolio turnover rate ............................ 30.11% 86.92% 37.54% 90.08% 41.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
103
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.54 $15.40 $13.85 $11.69 $13.11
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.19 0.17 0.21 0.25 0.30
Net realized and unrealized gains (losses) ........... (2.64) 2.33 1.84 2.27 (1.16)
Total from investment operations .................... (2.45) 2.50 2.05 2.52 (0.86)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.14) (0.48) (0.27) (0.22) (0.34)
Net realized gains ............................. (0.35) (2.88) (0.23) (0.14) (0.22)
Total distributions ............................... (0.49) (3.36) (0.50) (0.36) (0.56)
Net asset value, end of year ....................... $11.60 $14.54 $15.40 $13.85 $11.69
Total return .................................... (16.86)% 16.42% 15.35% 21.89% (6.77)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.57% 0.49% 0.55% 0.58% 0.58%
Expenses net of waiver and payments by affiliates
d
...... 0.20%
e
0.14% 0.13%
e
0.04%
e
—%
e
Net investment income
c
........................... 1.54% 1.01% 1.58% 1.97% 2.33%
Supplemental data
Net assets, end of year (000’s) ..................... $213 $310 $25,450 $22,250 $18,247
Portfolio turnover rate ............................ 30.11% 86.92% 37.54% 90.08% 41.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
104
a
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.52 $15.37 $13.82 $11.67 $13.10
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.19 0.29 0.22 0.33 0.27
Net realized and unrealized gains (losses) ........... (2.65) 2.21 1.82 2.18 (1.15)
Total from investment operations .................... (2.46) 2.50 2.04 2.51 (0.88)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.13) (0.47) (0.26) (0.22) (0.33)
Net realized gains ............................. (0.35) (2.88) (0.23) (0.14) (0.22)
Total distributions ............................... (0.48) (3.35) (0.49) (0.36) (0.55)
Net asset value, end of year ....................... $11.58 $14.52 $15.37 $13.82 $11.67
Total return .................................... (16.87)% 16.40% 15.33% 21.68% (6.82)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.85% 0.86% 0.86% 0.93% 0.89%
Expenses net of waiver and payments by affiliates
d
...... 0.25%
e
0.22% 0.18%
e
0.09%
e
0.05%
e
Net investment income
c
........................... 1.54% 1.75% 1.60% 1.92% 2.28%
Supplemental data
Net assets, end of year (000’s) ..................... $1,156 $937 $506 $146 $165
Portfolio turnover rate ............................ 30.11% 86.92% 37.54% 90.08% 41.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22 % for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2022
Franklin LifeSmart™ 2040 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
105
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.6%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 18,937 $ 402,222
Domestic Equity 56.2%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 60,906 2,221,231
a
Franklin Growth Fund, Class R6 ........................................ 51,152 5,263,064
a
Franklin U.S. Core Equity (IU) Fund ..................................... 862,327 10,261,687
a
Franklin U.S. Equity Index ETF ......................................... 35,275 1,172,213
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 98,867 3,879,808
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 11,050 420,342
23,218,345
Domestic Fixed Income 15.9%
a
Franklin Investment Grade Corporate ETF ................................. 16,078 335,548
a
Franklin U.S. Core Bond ETF .......................................... 122,077 2,584,370
a
Franklin U.S. Treasury Bond ETF ....................................... 34,721 718,725
iShares Floating Rate Bond ETF ........................................ 6,400 322,112
Schwab U.S. TIPS ETF ............................................... 9,806 507,853
a
Western Asset Core Plus Bond Fund, Class IS ............................. 158,993 1,488,174
a
Western Asset Short-Term Bond Fund, Class IS ............................ 168,286 607,513
6,564,295
Foreign Equity 24.9%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 192,733 1,709,541
a
Franklin International Core Equity (IU) Fund ............................... 452,232 4,544,929
a,b
Franklin International Growth Fund, Class R6 .............................. 50,077 721,611
iShares Core MSCI EAFE ETF ......................................... 14,109 869,679
a
Templeton Developing Markets Trust, Class R6 ............................. 75,660 1,238,555
a
Templeton Foreign Fund, Class R6 ...................................... 175,905 1,182,080
10,266,395
Foreign Fixed Income 0.6%
a
Franklin High Yield Corporate ETF ...................................... 11,598 255,736
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$38,987,868) ................................................................
40,706,993
a a a a
Short Term Investments 2.0%
a
Money Market Funds 1.7%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .................. 714,891 714,891
Total Money Market Funds (Cost $714,891) .....................................
714,891

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
106
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.3%
d
Joint Repurchase Agreement, 4.22%, 1/03/23 (Maturity Value $129,567)
BNP Paribas Securities Corp. (Maturity Value $14,865)
Deutsche Bank Securities, Inc. (Maturity Value $13,619)
HSBC Securities (USA), Inc. (Maturity Value $101,083)
Collateralized by U.S. Government Agency Securities, 1.75% - 7%, 7/02/24 -
12/15/52; U.S. Government Agency Strips, 1/15/23 - 2/15/42; and U.S. Treasury
Notes, 0.13% - 0.5%, 10/15/23 - 3/31/25 (valued at $132,122) ................ $ 129,506 $ 129,506
Total Repurchase Agreements (Cost $129,506) ..................................
129,506
Total Short Term Investments (Cost $844,397 ) ..................................
844,397
a
Total Investments (Cost $39,832,265) 100.6% ...................................
$41,551,390
Other Assets, less Liabilities (0.6)% ...........................................
(259,578)
Net Assets 100.0% ...........................................................
$41,291,812
See Abbreviations on page 180 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
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The accompanying notes are an integral part of these financial statements. Annual Report
107
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.19 $15.80 $14.27 $12.04 $13.78
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.14 0.23 0.17 0.21 0.27
Net realized and unrealized gains (losses) ........... (2.84) 2.45 1.98 2.45 (1.26)
Total from investment operations .................... (2.70) 2.68 2.15 2.66 (0.99)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.08) (0.45) (0.19) (0.21) (0.27)
Net realized gains ............................. (0.41) (2.84) (0.43) (0.22) (0.48)
Total distributions ............................... (0.49) (3.29) (0.62) (0.43) (0.75)
Net asset value, end of year ....................... $12.00 $15.19 $15.80 $14.27 $12.04
Total return
d
................................... (17.67)% 17.06% 15.76% 22.33% (7.42)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.91% 0.91% 0.94% 0.98% 0.93%
Expenses net of waiver and payments by affiliates
e
...... 0.50%
f
0.46% 0.43%
f
0.34%
f
0.30%
f
Net investment income
c
........................... 1.13% 1.32% 1.22% 1.57% 1.91%
Supplemental data
Net assets, end of year (000’s) ..................... $62,061 $72,764 $59,801 $51,412 $44,978
Portfolio turnover rate ............................ 26.96% 70.40% 36.61% 86.25% 43.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
108
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.61 $15.33 $13.88 $11.72 $13.44
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.04 0.08 0.06 0.11 0.15
Net realized and unrealized gains (losses) ........... (2.71) 2.38 1.94 2.38 (1.22)
Total from investment operations .................... (2.67) 2.46 2.00 2.49 (1.07)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.02) (0.34) (0.12) (0.11) (0.17)
Net realized gains ............................. (0.41) (2.84) (0.43) (0.22) (0.48)
Total distributions ............................... (0.43) (3.18) (0.55) (0.33) (0.65)
Net asset value, end of year ....................... $11.51 $14.61 $15.33 $13.88 $11.72
Total return
d
................................... (18.25)% 16.10% 15.00% 21.35% (8.07)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.66% 1.66% 1.68% 1.73% 1.67%
Expenses net of waiver and payments by affiliates
e
...... 1.25%
f
1.21% 1.17%
f
1.09%
f
1.04%
f
Net investment income
c
........................... 0.36% 0.48% 0.46% 0.82% 1.17%
Supplemental data
Net assets, end of year (000’s) ..................... $10,537 $13,509 $14,502 $13,333 $11,738
Portfolio turnover rate ............................ 26.96% 70.40% 36.61% 86.25% 43.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
109
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.11 $15.74 $14.20 $11.98 $13.72
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.10 0.19 0.11 0.17 0.23
Net realized and unrealized gains (losses) ........... (2.81) 2.43 2.01 2.45 (1.25)
Total from investment operations .................... (2.71) 2.62 2.12 2.62 (1.02)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.06) (0.41) (0.15) (0.18) (0.24)
Net realized gains ............................. (0.41) (2.84) (0.43) (0.22) (0.48)
Total distributions ............................... (0.47) (3.25) (0.58) (0.40) (0.72)
Net asset value, end of year ....................... $11.93 $15.11 $15.74 $14.20 $11.98
Total return .................................... (17.87)% 16.73% 15.55% 21.95% (7.61)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.16% 1.16% 1.18% 1.22% 1.17%
Expenses net of waiver and payments by affiliates
d
...... 0.75%
e
0.71% 0.67%
e
0.58%
e
0.54%
e
Net investment income
c
........................... 0.81% 1.08% 0.80% 1.33% 1.67%
Supplemental data
Net assets, end of year (000’s) ..................... $2,178 $3,348 $2,620 $4,838 $5,146
Portfolio turnover rate ............................ 26.96% 70.40% 36.61% 86.25% 43.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
110
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.34 $15.93 $14.38 $12.12 $13.88
Income from investment operations
a
:
Net investment income
b,c
........................ 0.24 0.15 0.21 0.27 0.30
Net realized and unrealized gains (losses) ........... (2.81) 2.60 2.01 2.46 (1.27)
Total from investment operations .................... (2.57) 2.75 2.22 2.73 (0.97)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.11) (0.50) (0.24) (0.25) (0.31)
Net realized gains ............................. (0.41) (2.84) (0.43) (0.22) (0.48)
Total distributions ............................... (0.52) (3.34) (0.67) (0.47) (0.79)
Capital contributions ............................. 0.30 — — — —
Net asset value, end of year ....................... $12.55 $15.34 $15.93 $14.38 $12.12
Total return .................................... (14.60)%
d
17.37% 16.11% 22.69% (7.16)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.25% 0.41% 0.44% 0.46% 0.46%
Expenses net of waiver and payments by affiliates
e
...... 0.19% 0.14% 0.13%
f
0.04%
f
—%
f
Net investment income
c
........................... 1.85% 0.87% 1.52% 1.87% 2.21%
Supplemental data
Net assets, end of year (000’s) ..................... $15 $4 $23,504 $20,022 $12,681
Portfolio turnover rate ............................ 26.96% 70.40% 36.61% 86.25% 43.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (16.64)%. See Note 2.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
111
a
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.34 $15.93 $14.38 $12.13 $13.88
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.18 0.28 0.21 0.25 0.31
Net realized and unrealized gains (losses) ........... (2.86) 2.46 2.00 2.46 (1.28)
Total from investment operations .................... (2.68) 2.74 2.21 2.71 (0.97)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.11) (0.49) (0.23) (0.24) (0.30)
Net realized gains ............................. (0.41) (2.84) (0.43) (0.22) (0.48)
Total distributions ............................... (0.52) (3.33) (0.66) (0.46) (0.78)
Net asset value, end of year ....................... $12.14 $15.34 $15.93 $14.38 $12.13
Total return .................................... (17.40)% 17.32% 16.06% 22.53% (7.13)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.66% 0.67% 0.69% 0.73% 0.68%
Expenses net of waiver and payments by affiliates
d
...... 0.25%
e
0.22% 0.18%
e
0.09%
e
0.05%
e
Net investment income
c
........................... 1.37% 1.63% 1.49% 1.82% 2.16%
Supplemental data
Net assets, end of year (000’s) ..................... $1,279 $1,584 $1,089 $819 $639
Portfolio turnover rate ............................ 26.96% 70.40% 36.61% 86.25% 43.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2022
Franklin LifeSmart™ 2045 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
112
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.7%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 34,209 $ 726,599
Domestic Equity 61.5%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 120,546 4,396,296
a
Franklin Growth Fund, Class R6 ........................................ 101,205 10,412,946
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,855,333 22,078,457
a
Franklin U.S. Equity Index ETF ......................................... 69,900 2,322,826
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 171,592 6,733,733
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 21,850 831,174
46,775,432
Domestic Fixed Income 8.8%
a
Franklin U.S. Core Bond ETF .......................................... 148,461 3,142,919
a
Western Asset Core Plus Bond Fund, Class IS ............................. 342,744 3,208,080
a
Western Asset Short-Term Bond Fund, Class IS ............................ 105,022 379,129
6,730,128
Foreign Equity 27.4%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 398,438 3,534,143
a
Franklin International Core Equity (IU) Fund ............................... 947,493 9,522,302
a,b
Franklin International Growth Fund, Class R6 .............................. 98,738 1,422,808
iShares Core MSCI EAFE ETF ......................................... 25,802 1,590,435
a
Templeton Developing Markets Trust, Class R6 ............................. 149,483 2,447,029
a
Templeton Foreign Fund, Class R6 ...................................... 347,336 2,334,095
20,850,812
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$70,443,003) ................................................................
75,082,971
a a a a
Short Term Investments 1.3%
a
Money Market Funds 1.1%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .................. 817,913 817,913
Total Money Market Funds (Cost $817,913) .....................................
817,913
Principal
Amount
Repurchase Agreements 0.2%
d
Joint Repurchase Agreement, 4.22%, 1/03/23 (Maturity Value $195,965)
BNP Paribas Securities Corp. (Maturity Value $22,483)
Deutsche Bank Securities, Inc. (Maturity Value $20,598)
HSBC Securities (USA), Inc. (Maturity Value $152,884)
Collateralized by U.S. Government Agency Securities, 1.75% - 7%, 7/02/24 -
12/15/52; U.S. Government Agency Strips, 1/15/23 - 2/15/42; and U.S. Treasury
Notes, 0.13% - 0.5%, 10/15/23 - 3/31/25 (valued at $199,829) ................ $ 195,873 195,873
Total Repurchase Agreements (Cost $195,873) ..................................
195,873
Total Short Term Investments (Cost $1,013,786 ) .................................
1,013,786
a
Total Investments (Cost $71,456,789) 100.0% ...................................
$76,096,757
Other Assets, less Liabilities (0.0)%
†
...........................................
(27,118)
Net Assets 100.0% ...........................................................
$76,069,639

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
113
See Abbreviations on page 180 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
114
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.60 $15.76 $14.01 $11.74 $13.19
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.14 0.24 0.17 0.19 0.27
Net realized and unrealized gains (losses) ........... (2.71) 2.51 2.03 2.37 (1.23)
Total from investment operations .................... (2.57) 2.75 2.20 2.56 (0.96)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.08) (0.43) (0.22) (0.16) (0.30)
Net realized gains ............................. (0.40) (3.48) (0.23) (0.13) (0.19)
Total distributions ............................... (0.48) (3.91) (0.45) (0.29) (0.49)
Net asset value, end of year ....................... $11.55 $14.60 $15.76 $14.01 $11.74
Total return
d
................................... (17.52)% 17.58% 16.22% 22.00% (7.40)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.31% 1.28% 1.28% 1.35% 1.30%
Expenses net of waiver and payments by affiliates
e
...... 0.49%
f
0.45% 0.42%
f
0.34%
f
0.30%
f
Net investment income
c
........................... 1.11% 1.42% 1.23% 1.55% 1.98%
Supplemental data
Net assets, end of year (000’s) ..................... $24,594 $30,413 $20,709 $16,729 $16,856
Portfolio turnover rate ............................ 43.95% 85.61% 35.30% 94.67% 43.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
115
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.40 $15.61 $13.91 $11.66 $13.11
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.04 0.10 0.07 0.11 0.16
Net realized and unrealized gains (losses) ........... (2.66) 2.49 2.00 2.34 (1.22)
Total from investment operations .................... (2.62) 2.59 2.07 2.45 (1.06)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.01) (0.32) (0.14) (0.07) (0.20)
Net realized gains ............................. (0.40) (3.48) (0.23) (0.13) (0.19)
Total distributions ............................... (0.41) (3.80) (0.37) (0.20) (0.39)
Net asset value, end of year ....................... $11.37 $14.40 $15.61 $13.91 $11.66
Total return
d
................................... (18.13)% 16.66% 15.35% 21.13% (8.12)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 2.06% 2.02% 2.03% 2.10% 2.05%
Expenses net of waiver and payments by affiliates
e
...... 1.24%
f
1.20% 1.17%
f
1.09%
f
1.05%
f
Net investment income
c
........................... 0.36% 0.57% 0.48% 0.80% 1.23%
Supplemental data
Net assets, end of year (000’s) ..................... $6,564 $8,038 $7,014 $5,658 $4,167
Portfolio turnover rate ............................ 43.95% 85.61% 35.30% 94.67% 43.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
116
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.61 $15.76 $14.01 $11.74 $13.19
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.10 0.17 0.13 0.17 0.23
Net realized and unrealized gains (losses) ........... (2.68) 2.54 2.03 2.36 (1.22)
Total from investment operations .................... (2.58) 2.71 2.16 2.53 (0.99)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.06) (0.38) (0.18) (0.13) (0.27)
Net realized gains ............................. (0.40) (3.48) (0.23) (0.13) (0.19)
Total distributions ............................... (0.46) (3.86) (0.41) (0.26) (0.46)
Net asset value, end of year ....................... $11.57 $14.61 $15.76 $14.01 $11.74
Total return .................................... (17.64)% 17.23% 15.92% 21.72% (7.62)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.56% 1.51% 1.53% 1.60% 1.55%
Expenses net of waiver and payments by affiliates
d
...... 0.74%
e
0.70% 0.67%
e
0.59%
e
0.55%
e
Net investment income
c
........................... 0.84% 0.97% 0.91% 1.30% 1.73%
Supplemental data
Net assets, end of year (000’s) ..................... $1,608 $1,857 $2,468 $2,364 $1,814
Portfolio turnover rate ............................ 43.95% 85.61% 35.30% 94.67% 43.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
117
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.72 $15.87 $14.10 $11.80 $13.26
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.20 0.14 0.21 0.26 0.29
Net realized and unrealized gains (losses) ........... (2.76) 2.68 2.05 2.37 (1.23)
Total from investment operations .................... (2.56) 2.82 2.26 2.63 (0.94)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.12) (0.49) (0.26) (0.20) (0.33)
Net realized gains ............................. (0.40) (3.48) (0.23) (0.13) (0.19)
Total distributions ............................... (0.52) (3.97) (0.49) (0.33) (0.52)
Capital contributions ............................. 0.02 — — — —
Net asset value, end of year ....................... $11.66 $14.72 $15.87 $14.10 $11.80
Total return .................................... (17.18)%
d
17.84% 16.59% 22.50% (7.18)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.43% 0.51% 0.59% 0.62% 0.65%
Expenses net of waiver and payments by affiliates
e
...... 0.19%
f
0.14% 0.12%
f
0.04%
f
—%
f
Net investment income
c
........................... 1.66% 0.85% 1.54% 1.85% 2.28%
Supplemental data
Net assets, end of year (000’s) ..................... $5 $2 $22,839 $17,560 $11,800
Portfolio turnover rate ............................ 43.95% 85.61% 35.30% 94.67% 43.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (17.32)%. See Note 2.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
118
a
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.72 $15.87 $14.10 $11.80 $13.26
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.17 0.28 0.20 0.24 0.28
Net realized and unrealized gains (losses) ........... (2.73) 2.53 2.05 2.38 (1.22)
Total from investment operations .................... (2.56) 2.81 2.25 2.62 (0.94)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.11) (0.48) (0.25) (0.19) (0.33)
Net realized gains ............................. (0.40) (3.48) (0.23) (0.13) (0.19)
Total distributions ............................... (0.51) (3.96) (0.48) (0.32) (0.52)
Net asset value, end of year ....................... $11.65 $14.72 $15.87 $14.10 $11.80
Total return .................................... (17.30)% 17.77% 16.54% 22.44% (7.23)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.06% 1.03% 1.03% 1.10% 1.05%
Expenses net of waiver and payments by affiliates
d
...... 0.25%
e
0.20% 0.18%
e
0.09%
e
0.05%
e
Net investment income
c
........................... 1.41% 1.62% 1.45% 1.80% 2.23%
Supplemental data
Net assets, end of year (000’s) ..................... $978 $942 $720 $617 $468
Portfolio turnover rate ............................ 43.95% 85.61% 35.30% 94.67% 43.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22 % for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2022
Franklin LifeSmart™ 2050 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
119
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.6%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 15,313 $ 325,248
Domestic Equity 64.5%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 56,470 2,059,453
a
Franklin Growth Fund, Class R6 ........................................ 47,452 4,882,286
a
Franklin U.S. Core Equity (IU) Fund ..................................... 765,270 9,106,717
a
Franklin U.S. Equity Index ETF ......................................... 32,700 1,086,644
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 108,347 4,251,829
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 10,200 388,008
21,774,937
Domestic Fixed Income 4.3%
a
Franklin U.S. Core Bond ETF .......................................... 30,125 637,746
a
Western Asset Core Plus Bond Fund, Class IS ............................. 69,677 652,179
a
Western Asset Short-Term Bond Fund, Class IS ............................ 47,092 170,002
1,459,927
Foreign Equity 28.8%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 184,182 1,633,694
a
Franklin International Core Equity (IU) Fund ............................... 433,941 4,361,105
a,b
Franklin International Growth Fund, Class R6 .............................. 46,500 670,060
iShares Core MSCI EAFE ETF ......................................... 12,909 795,711
a
Templeton Developing Markets Trust, Class R6 ............................. 70,120 1,147,868
a
Templeton Foreign Fund, Class R6 ...................................... 163,370 1,097,845
9,706,283
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$31,165,865) ................................................................
33,266,395
a a a a
Short Term Investments 1.8%
a
Money Market Funds 1.5%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .................. 513,740 513,740
Total Money Market Funds (Cost $513,740) .....................................
513,740
Principal
Amount
Repurchase Agreements 0.3%
d
Joint Repurchase Agreement, 4.22%, 1/03/23 (Maturity Value $80,527)
BNP Paribas Securities Corp. (Maturity Value $9,239)
Deutsche Bank Securities, Inc. (Maturity Value $8,464)
HSBC Securities (USA), Inc. (Maturity Value $62,824)
Collateralized by U.S. Government Agency Securities, 1.75% - 7%, 7/02/24 -
12/15/52; U.S. Government Agency Strips, 1/15/23 - 2/15/42; and U.S. Treasury
Notes, 0.13% - 0.5%, 10/15/23 - 3/31/25 (valued at $82,115) ................. $ 80,489 80,489
Total Repurchase Agreements (Cost $80,489) ...................................
80,489
Total Short Term Investments (Cost $594,229 ) ..................................
594,229
a
Total Investments (Cost $31,760,094) 100.4% ...................................
$33,860,624
Other Assets, less Liabilities (0.4)% ...........................................
(111,877)
Net Assets 100.0% ...........................................................
$33,748,747

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
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Annual Report The accompanying notes are an integral part of these financial statements.
120
See Abbreviations on page 180 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
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The accompanying notes are an integral part of these financial statements. Annual Report
121
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.21 $13.41 $11.86 $9.88 $11.05
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.13 0.20 0.15 0.18 0.23
Net realized and unrealized gains (losses) ........... (2.46) 2.12 1.69 2.02 (1.03)
Total from investment operations .................... (2.33) 2.32 1.84 2.20 (0.80)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.07) (0.40) (0.19) (0.12) (0.20)
Net realized gains ............................. (0.33) (2.12) (0.10) (0.10) (0.17)
Total distributions ............................... (0.40) (2.52) (0.29) (0.22) (0.37)
Net asset value, end of year ....................... $10.48 $13.21 $13.41 $11.86 $9.88
Total return
d
................................... (17.54)% 17.34% 15.95% 22.39% (7.37)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.65% 1.79% 2.03% 2.50% 2.51%
Expenses net of waiver and payments by affiliates
e
...... 0.49%
f
0.46%
f
0.43%
f
0.34% 0.30%
f
Net investment income
c
........................... 1.16% 1.38% 1.27% 1.65% 2.01%
Supplemental data
Net assets, end of year (000’s) ..................... $17,210 $17,727 $12,408 $8,254 $6,104
Portfolio turnover rate ............................ 28.43% 87.74% 32.75% 90.64% 42.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
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Annual Report The accompanying notes are an integral part of these financial statements.
122
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.92 $13.18 $11.69 $9.75 $10.92
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.05 0.09 0.06 0.09 0.15
Net realized and unrealized gains (losses) ........... (2.41) 2.08 1.66 1.99 (1.02)
Total from investment operations .................... (2.36) 2.17 1.72 2.08 (0.87)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.01) (0.31) (0.13) (0.04) (0.13)
Net realized gains ............................. (0.33) (2.12) (0.10) (0.10) (0.17)
Total distributions ............................... (0.34) (2.43) (0.23) (0.14) (0.30)
Net asset value, end of year ....................... $10.22 $12.92 $13.18 $11.69 $9.75
Total return
d
................................... (18.19)% 16.49% 15.07% 21.45% (8.04)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 2.40% 2.54% 2.78% 3.25% 3.26%
Expenses net of waiver and payments by affiliates
e
...... 1.24%
f
1.21%
f
1.18%
f
1.09% 1.05%
f
Net investment income
c
........................... 0.42% 0.60% 0.51% 0.90% 1.26%
Supplemental data
Net assets, end of year (000’s) ..................... $5,880 $6,236 $5,083 $3,563 $2,338
Portfolio turnover rate ............................ 28.43% 87.74% 32.75% 90.64% 42.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
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123
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.15 $13.36 $11.82 $9.85 $11.01
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.10 0.17 0.11 0.15 0.19
Net realized and unrealized gains (losses) ........... (2.45) 2.10 1.69 2.01 (1.01)
Total from investment operations .................... (2.35) 2.27 1.80 2.16 (0.82)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.05) (0.36) (0.16) (0.09) (0.17)
Net realized gains ............................. (0.33) (2.12) (0.10) (0.10) (0.17)
Total distributions ............................... (0.38) (2.48) (0.26) (0.19) (0.34)
Net asset value, end of year ....................... $10.42 $13.15 $13.36 $11.82 $9.85
Total return .................................... (17.79)% 17.07% 15.61% 22.08% (7.53)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.89% 2.04% 2.29% 2.75% 2.76%
Expenses net of waiver and payments by affiliates
d
...... 0.74%
e
0.71%
e
0.67%
e
0.59% 0.55%
e
Net investment income
c
........................... 0.94% 1.16% 0.95% 1.40% 1.76%
Supplemental data
Net assets, end of year (000’s) ..................... $996 $936 $580 $539 $425
Portfolio turnover rate ............................ 28.43% 87.74% 32.75% 90.64% 42.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
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Annual Report The accompanying notes are an integral part of these financial statements.
124
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.24 $13.43 $11.87 $9.89 $11.06
Income from investment operations
a
:
Net investment income
b,c
........................ 0.15 0.13 0.18 0.22 0.24
Net realized and unrealized gains (losses) ........... (2.44) 2.24 1.70 2.01 (1.01)
Total from investment operations .................... (2.29) 2.37 1.88 2.23 (0.77)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.09) (0.44) (0.22) (0.15) (0.23)
Net realized gains ............................. (0.33) (2.12) (0.10) (0.10) (0.17)
Total distributions ............................... (0.42) (2.56) (0.32) (0.25) (0.40)
Capital contributions ............................. 0.16 — — — —
Net asset value, end of year ....................... $10.69 $13.24 $13.43 $11.87 $9.89
Total return .................................... (15.90)%
d
17.72% 16.34% 22.72% (7.12)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.59% 0.67% 0.87% 1.18% 1.35%
Expenses net of waiver and payments by affiliates
e
...... 0.15%
f
0.12%
f
0.13%
f
0.04% —%
f
Net investment income
c
........................... 1.29% 0.87% 1.57% 1.95% 2.31%
Supplemental data
Net assets, end of year (000’s) ..................... $4 $8 $12,017 $7,296 $3,573
Portfolio turnover rate ............................ 28.43% 87.74% 32.75% 90.64% 42.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (17.14)%. See Note 2.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
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125
a
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.22 $13.42 $11.87 $9.90 $11.06
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.16 0.24 0.21 0.23 0.25
Net realized and unrealized gains (losses) ........... (2.46) 2.11 1.66 1.99 (1.02)
Total from investment operations .................... (2.30) 2.35 1.87 2.22 (0.77)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.09) (0.43) (0.22) (0.15) (0.22)
Net realized gains ............................. (0.33) (2.12) (0.10) (0.10) (0.17)
Total distributions ............................... (0.42) (2.55) (0.32) (0.25) (0.39)
Net asset value, end of year ....................... $10.50 $13.22 $13.42 $11.87 $9.90
Total return .................................... (17.30)% 17.60% 16.19% 22.67% (7.16)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.39% 1.54% 1.77% 2.25% 2.26%
Expenses net of waiver and payments by affiliates
d
...... 0.24%
e
0.21%
e
0.19%
e
0.09% 0.05%
e
Net investment income
c
........................... 1.43% 1.61% 1.74% 1.90% 2.26%
Supplemental data
Net assets, end of year (000’s) ..................... $519 $505 $378 $134 $46
Portfolio turnover rate ............................ 28.43% 87.74% 32.75% 90.64% 42.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23 % for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2022
Franklin LifeSmart™ 2055 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
126
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.6%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 11,363 $ 241,350
Domestic Equity 65.0%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 42,092 1,535,093
a
Franklin Growth Fund, Class R6 ........................................ 35,329 3,635,030
a
Franklin U.S. Core Equity (IU) Fund ..................................... 503,087 5,986,741
a
Franklin U.S. Equity Index ETF ......................................... 24,325 808,337
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 95,074 3,730,960
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 7,625 290,055
15,986,216
Domestic Fixed Income 3.9%
a
Franklin U.S. Core Bond ETF .......................................... 19,346 409,555
a
Western Asset Core Plus Bond Fund, Class IS ............................. 44,801 419,333
a
Western Asset Short-Term Bond Fund, Class IS ............................ 35,164 126,941
955,829
Foreign Equity 28.7%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 132,656 1,176,660
a
Franklin International Core Equity (IU) Fund ............................... 316,155 3,177,361
a,b
Franklin International Growth Fund, Class R6 .............................. 34,674 499,649
iShares Core MSCI EAFE ETF ......................................... 8,905 548,904
a
Templeton Developing Markets Trust, Class R6 ............................. 52,327 856,596
a
Templeton Foreign Fund, Class R6 ...................................... 121,788 818,415
7,077,585
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$23,565,014) ................................................................
24,260,980
a a a a
Short Term Investments 1.7%
a
Money Market Funds 1.7%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .................. 418,686 418,686
Total Money Market Funds (Cost $418,686) .....................................
418,686
Total Short Term Investments (Cost $418,686 ) ..................................
418,686
a
Total Investments (Cost $23,983,700) 100.3% ...................................
$24,679,666
Other Assets, less Liabilities (0.3)% ...........................................
(69,697)
Net Assets 100.0% ...........................................................
$24,609,969
See Abbreviations on page 180 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

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Franklin LifeSmart™ 2060 Retirement Target Fund
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127
a
Year Ended
December 31,
2022
Year Ended
December 31,
2021
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $11.26 $10.00
Income from investment operations
b
:
Net investment income
c,d
............................................................. 0.14 0.27
Net realized and unrealized gains (losses) ................................................ (2.15) 1.58
Total from investment operations ......................................................... (2.01) 1.85
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds . (0.07) (0.32)
Net realized gains .................................................................. (0.18) (0.27)
Total distributions .................................................................... (0.25) (0.59)
Net asset value, end of year ............................................................ $9.00 $11.26
Total return
e
........................................................................ (17.81)% 18.52%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.......................................... 7.64% 13.83%
Expenses net of waiver and payments by affiliates
g
........................................... 0.44%
h
0.21%
Net investment income
d
................................................................ 1.47% 2.34%
Supplemental data
Net assets, end of year (000’s) .......................................................... $1,631 $325
Portfolio turnover rate ................................................................. 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
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Annual Report The accompanying notes are an integral part of these financial statements.
128
a
Year Ended
December 31,
2022
Year Ended
December 31,
2021
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $11.25 $10.00
Income from investment operations
b
:
Net investment income
c,d
............................................................. 0.07 0.28
Net realized and unrealized gains (losses) ................................................ (2.13) 1.56
Total from investment operations ......................................................... (2.06) 1.84
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds . (0.02) (0.32)
Net realized gains .................................................................. (0.18) (0.27)
Total distributions .................................................................... (0.20) (0.59)
Net asset value, end of year ............................................................ $8.99 $11.25
Total return
e
........................................................................ (18.23)% 18.43%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.......................................... 8.76% 14.00%
Expenses net of waiver and payments by affiliates
g
........................................... 1.10%
h
0.21%
Net investment income
d
................................................................ 0.80% 2.49%
Supplemental data
Net assets, end of year (000’s) .......................................................... $176 $68
Portfolio turnover rate ................................................................. 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
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129
a
Year Ended
December 31,
2022
Year Ended
December 31,
2021
a
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $11.25 $10.00
Income from investment operations
b
:
Net investment income
c,d
............................................................. 0.09 0.23
Net realized and unrealized gains (losses) ................................................ (2.11) 1.61
Total from investment operations ......................................................... (2.02) 1.84
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds . (0.05) (0.32)
Net realized gains .................................................................. (0.18) (0.27)
Total distributions .................................................................... (0.23) (0.59)
Net asset value, end of year ............................................................ $9.00 $11.25
Total return
e
........................................................................ (17.91)% 18.42%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.......................................... 7.79% 12.86%
Expenses net of waiver and payments by affiliates
g
........................................... 0.61%
h
0.21%
Net investment income
d
................................................................ 1.00% 2.02%
Supplemental data
Net assets, end of year (000’s) .......................................................... $32 $37
Portfolio turnover rate ................................................................. 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
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Annual Report The accompanying notes are an integral part of these financial statements.
130
a
Year Ended
December 31,
2022
Year Ended
December 31,
2021
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $11.26 $10.00
Income from investment operations
b
:
Net investment income
c ,d
............................................................. 0.13 0.16
Net realized and unrealized gains (losses) ................................................ (2.13) 1.69
Total from investment operations ......................................................... (2.00) 1.85
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds . (0.08) (0.32)
Net realized gains .................................................................. (0.18) (0.27)
Total distributions .................................................................... (0.26) (0.59)
Capital contributions .................................................................. 0.02 —
Net asset value, end of year ............................................................ $9.02 $11.26
Total return
e
........................................................................ (17.45)%
f
18.56%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates
h
.......................................... 6.87% 13.90%
Expenses net of waiver and payments by affiliates
h
........................................... 0.20%
i
0.15%
Net investment income
b
................................................................ 1.39% 1.38%
Supplemental data
Net assets, end of year (000’s) .......................................................... $9 $11
Portfolio turnover rate ................................................................. 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (17.62)%. See Note 2.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
131
a
Year Ended
December 31,
2022
Year Ended
December 31,
2021
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $11.25 $10.00
Income from investment operations
b
:
Net investment income
c ,d
............................................................. 0.13 0.20
Net realized and unrealized gains (losses) ................................................ (2.12) 1.64
Total from investment operations ......................................................... (1.99) 1.84
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds . (0.08) (0.32)
Net realized gains .................................................................. (0.18) (0.27)
Total distributions .................................................................... (0.26) (0.59)
Net asset value, end of year ............................................................ $9.00 $11.25
Total return
e
........................................................................ (17.59)% 18.41%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.......................................... 7.40% 14.59%
Expenses net of waiver and payments by affiliates
g
........................................... 0.25%
h
0.20%
Net investment income
d
................................................................ 1.35% 1.75%
Supplemental data
Net assets, end of year (000’s) .......................................................... $888 $1,096
Portfolio turnover rate ................................................................. 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23 % for the year ended December 31, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2022
Franklin LifeSmart™ 2060 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
132
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
96.5%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 1,294 $ 27,485
Domestic Equity 63.5%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 4,613 168,239
a
Franklin Growth Fund, Class R6 ........................................ 3,859 397,047
a
Franklin U.S. Core Equity (IU) Fund ..................................... 52,040 619,279
a
Franklin U.S. Equity Index ETF ......................................... 2,650 88,061
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 11,055 433,828
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 850 32,334
1,738,788
Domestic Fixed Income 3.9%
a
Franklin U.S. Core Bond ETF .......................................... 2,175 46,045
a
Western Asset Core Plus Bond Fund, Class IS ............................. 4,909 45,948
a
Western Asset Short-Term Bond Fund, Class IS ............................ 4,165 15,036
107,029
Foreign Equity 28.1%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 14,429 127,983
a
Franklin International Core Equity (IU) Fund ............................... 34,770 349,433
a,b
Franklin International Growth Fund, Class R6 .............................. 3,763 54,227
iShares Core MSCI EAFE ETF ......................................... 839 51,717
a
Templeton Developing Markets Trust, Class R6 ............................. 5,685 93,071
a
Templeton Foreign Fund, Class R6 ...................................... 13,393 89,999
766,430
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$2,932,624) .................................................................
2,639,732
a a a a
Short Term Investments 1.6%
a
Money Market Funds 1.6%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .................. 43,913 43,913
Total Money Market Funds (Cost $43,913) ......................................
43,913
Total Short Term Investments (Cost $43,913 ) ...................................
43,913
a
Total Investments (Cost $2,976,537) 98.1% .....................................
$2,683,645
Other Assets, less Liabilities 1.9% .............................................
52,033
Net Assets 100.0% ...........................................................
$2,735,678
See Abbreviations on page 180 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
December 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
133
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $14,107,096 $2,461,600 $7,794,525
Cost - Non-controlled affiliates (Note 3 f ) ...................... 36,776,449 31,713,262 108,221,291
Cost - Unaffiliated repurchase agreements .................... — 123,416 254,641
Value - Unaffiliated issuers ................................ $13,087,411 $2,215,013 $7,084,854
Value - Non-controlled affiliates (Note 3 f ) ...................... 32,003,815 30,357,876 107,146,776
Value - Unaffiliated repurchase agreements .................... — 123,416 254,641
Cash .................................................. 17,986 — 205
Receivables:
Investment securities sold ................................. 223,951 — —
Capital shares sold ...................................... 12,074 1,260 12,904
Dividends and interest ................................... 98,594 1,458 6,068
Affiliates .............................................. 22,689 6,716 1,237
Total assets ........................................ 45,466,520 32,705,739 114,506,685
Liabilities:
Payables:
Capital shares redeemed ................................. 29,835 95,259 40,321
Distribution fees ........................................ 12,390 9,557 32,324
Transfer agent fees ...................................... 14,695 8,622 29,392
Professional fees ....................................... 26,063 17,023 17,753
Trustees' fees and expenses ............................... 1,163 1,165 1,144
Accrued expenses and other liabilities ......................... 9,608 12,570 6,720
Total liabilities ....................................... 93,754 144,196 127,654
Net assets, at value ............................... $45,372,766 $32,561,543 $114,379,031
Net assets consist of:
Paid-in capital ........................................... $53,372,411 $34,756,342 $116,932,118
Total distributable earnings (losses) ........................... (7,999,645) (2,194,799) (2,553,087)
Net assets, at value ............................... $45,372,766 $32,561,543 $114,379,031

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
134
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Class A:
Net assets, at value ..................................... $36,998,864 $27,491,356 $97,042,873
Shares outstanding ...................................... 3,856,780 2,598,781 8,786,763
Net asset value per share
a
................................ $9.59 $10.58 $11.04
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $10.15 $11.20 $11.68
Class C:
Net assets, at value ..................................... $4,144,858 $3,796,130 $12,139,989
Shares outstanding ...................................... 437,238 361,590 1,122,859
Net asset value and maximum offering price per share
a
........... $9.48 $10.50 $10.81
Class R:
Net assets, at value ..................................... $1,748,079 $649,807 $1,953,782
Shares outstanding ...................................... 182,817 61,448 177,621
Net asset value and maximum offering price per share ........... $9.56 $10.57 $11.00
Class R6:
Net assets, at value ..................................... $67,106 $3,893 $670,453
Shares outstanding ...................................... 6,961 358 60,470
Net asset value and maximum offering price per share ........... $9.64 $10.86 $11.09
Advisor Class:
Net assets, at value ..................................... $2,413,859 $620,357 $2,571,934
Shares outstanding ...................................... 250,719 58,430 232,218
Net asset value and maximum offering price per share ........... $9.63 $10.62 $11.08
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
135
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $3,129,282 $5,834,771 $1,844,951
Cost - Non-controlled affiliates (Note 3 f ) ...................... 53,225,788 104,086,819 37,857,808
Cost - Unaffiliated repurchase agreements .................... 329,247 306,643 129,506
Value - Unaffiliated issuers ................................ $2,933,998 $5,377,124 $1,699,644
Value - Non-controlled affiliates (Note 3 f ) ...................... 53,891,654 107,414,353 39,722,240
Value - Unaffiliated repurchase agreements .................... 329,247 306,643 129,506
Cash .................................................. — 181 —
Receivables:
Capital shares sold ...................................... 31,400 48,135 83,589
Dividends and interest ................................... 3,533 7,940 3,224
Affiliates .............................................. 13,312 3,342 13,516
Other assets ............................................ — 17,104 —
Total assets ........................................ 57,203,144 113,174,822 41,651,719
Liabilities:
Payables:
Investment securities purchased ............................ 245,057 — 230,387
Capital shares redeemed ................................. 28,471 7,786 64,341
Distribution fees ........................................ 18,360 33,794 13,083
Transfer agent fees ...................................... 25,259 26,345 23,252
Professional fees ....................................... 16,881 19,138 16,368
Trustees' fees and expenses ............................... 1,155 1,141 1,159
Accrued expenses and other liabilities ......................... 10,582 5,062 11,317
Total liabilities ....................................... 345,765 93,266 359,907
Net assets, at value ............................... $56,857,379 $113,081,556 $41,291,812
Net assets consist of:
Paid-in capital ........................................... $58,364,881 $110,532,321 $39,679,613
Total distributable earnings (losses) ........................... (1,507,502) 2,549,235 1,612,199
Net assets, at value ............................... $56,857,379 $113,081,556 $41,291,812

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
136
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Class A:
Net assets, at value ..................................... $44,099,214 $91,064,098 $32,111,744
Shares outstanding ...................................... 3,860,258 7,751,285 2,792,816
Net asset value per share
a
................................ $11.42 $11.75 $11.50
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $12.08 $12.43 $12.17
Class C:
Net assets, at value ..................................... $9,642,399 $14,548,731 $6,696,942
Shares outstanding ...................................... 858,669 1,280,253 596,553
Net asset value and maximum offering price per share
a
........... $11.23 $11.36 $11.23
Class R:
Net assets, at value ..................................... $1,294,752 $3,880,950 $1,113,618
Shares outstanding ...................................... 113,631 330,744 96,872
Net asset value and maximum offering price per share ........... $11.39 $11.73 $11.50
Class R6:
Net assets, at value ..................................... $50,622 $91,462 $213,151
Shares outstanding ...................................... 4,374 7,700 18,375
Net asset value and maximum offering price per share ........... $11.57 $11.88 $11.60
Advisor Class:
Net assets, at value ..................................... $1,770,392 $3,496,315 $1,156,357
Shares outstanding ...................................... 154,227 293,964 99,899
Net asset value and maximum offering price per share ........... $11.48 $11.89 $11.58
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
137
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $1,768,687 $852,339 $585,159
Cost - Non-controlled affiliates (Note 3 f ) ...................... 69,492,229 30,827,266 23,398,541
Cost - Unaffiliated repurchase agreements .................... 195,873 80,489 —
Value - Unaffiliated issuers ................................ $1,590,435 $795,711 $548,904
Value - Non-controlled affiliates (Note 3 f ) ...................... 74,310,449 32,984,424 24,130,762
Value - Unaffiliated repurchase agreements .................... 195,873 80,489 —
Cash .................................................. 185 — 83,639
Receivables:
Capital shares sold ...................................... 40,639 53,405 19,161
Dividends and interest ................................... 6,418 2,975 3,458
Affiliates .............................................. 1,414 19,605 16,231
Total assets ........................................ 76,145,413 33,936,609 24,802,155
Liabilities:
Payables:
Investment securities purchased ............................ — 90,297 135,973
Capital shares redeemed ................................. 6,086 31,223 6,799
Distribution fees ........................................ 23,454 11,633 9,170
Transfer agent fees ...................................... 24,006 26,594 13,949
Professional fees ....................................... 17,200 16,944 16,102
Trustees' fees and expenses ............................... 1,152 1,162 1,163
Accrued expenses and other liabilities ......................... 3,876 10,009 9,030
Total liabilities ....................................... 75,774 187,862 192,186
Net assets, at value ............................... $76,069,639 $33,748,747 $24,609,969
Net assets consist of:
Paid-in capital ........................................... $71,372,955 $31,885,774 $23,934,573
Total distributable earnings (losses) ........................... 4,696,684 1,862,973 675,396
Net assets, at value ............................... $76,069,639 $33,748,747 $24,609,969

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
138
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Class A:
Net assets, at value ..................................... $62,060,825 $24,593,622 $17,210,218
Shares outstanding ...................................... 5,170,246 2,129,608 1,642,673
Net asset value per share
a
................................ $12.00 $11.55 $10.48
Maximum offering price per share (net asset value per share ÷
94.50% ) .............................................. $12.70 $12.22 $11.09
Class C:
Net assets, at value ..................................... $10,536,929 $6,563,749 $5,879,989
Shares outstanding ...................................... 915,299 577,247 575,330
Net asset value and maximum offering price per share
a
........... $11.51 $11.37 $10.22
Class R:
Net assets, at value ..................................... $2,178,400 $1,608,412 $996,456
Shares outstanding ...................................... 182,556 139,018 95,603
Net asset value and maximum offering price per share ........... $11.93 $11.57 $10.42
Class R6:
Net assets, at value ..................................... $14,802 $4,530 $4,315
Shares outstanding ...................................... 1,180 389 404
Net asset value and maximum offering price per share ........... $12.55 $11.66 $10.69
Advisor Class:
Net assets, at value ..................................... $1,278,683 $978,434 $518,991
Shares outstanding ...................................... 105,347 83,983 49,449
Net asset value and maximum offering price per share ........... $12.14 $11.65 $10.50
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
139
Franklin
LifeSmart™
2060
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $57,621
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 2,918,916
Value - Unaffiliated issuers .................................................................. $51,717
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 2,631,928
Receivables:
Capital shares sold ........................................................................ 2,475
Dividends ............................................................................... 248
Affiliates ................................................................................ 55,400
Other assets .............................................................................. 24,526
Total assets .......................................................................... 2,766,294
Liabilities:
Payables:
Distribution fees .......................................................................... 506
Transfer agent fees ........................................................................ 2,390
Professional fees ......................................................................... 25,633
Accrued expenses and other liabilities ........................................................... 2,087
Total liabilities ......................................................................... 30,616
Net assets, at value ................................................................. $2,735,678
Net assets consist of:
Paid-in capital ............................................................................. $3,058,736
Total distributable earnings (losses) ............................................................. (323,058)
Net assets, at value ................................................................. $2,735,678

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
140
Franklin
LifeSmart™
2060
Retirement
Target Fund
Class A:
Net assets, at value ....................................................................... $1,631,142
Shares outstanding ........................................................................ 181,193
Net asset value per share
a
.................................................................. $9.00
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $9.52
Class C:
Net assets, at value ....................................................................... $175,627
Shares outstanding ........................................................................ 19,533
Net asset value and maximum offering price per share
a
............................................. $8.99
Class R:
Net assets, at value ....................................................................... $31,879
Shares outstanding ........................................................................ 3,543
Net asset value and maximum offering price per share ............................................. $9.00
Class R6:
Net assets, at value ....................................................................... $9,017
Shares outstanding ........................................................................ 1,000
Net asset value and maximum offering price per share ............................................. $9.02
Advisor Class:
Net assets, at value ....................................................................... $888,013
Shares outstanding ........................................................................ 98,714
Net asset value and maximum offering price per share ............................................. $9.00
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the year ended December 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
141
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $633,873 $114,724 $335,883
Non-controlled affiliates (Note 3 f ) ........................... 1,533,082 864,824 2,630,445
Interest:
Unaffiliated issuers ...................................... 602,948 777 1,671
Total investment income ................................. 2,769,903 980,325 2,967,999
Expenses:
Management & Asset allocation fees (Note 3 a ) ................... 126,227 92,317 303,412
Distribution fees: (Note 3c )
    Class A .............................................. 102,106 77,248 254,468
    Class C .............................................. 51,353 46,205 141,545
    Class R .............................................. 9,550 3,293 11,172
Transfer agent fees: (Note 3e )
    Class A .............................................. 71,351 38,466 148,789
    Class C .............................................. 8,857 5,733 20,572
    Class R .............................................. 3,342 821 3,253
    Class R6 ............................................. 99 29 134
    Advisor Class .......................................... 4,328 856 3,814
Custodian fees (Note 4 ) .................................... 490 — 239
Registration and filing fees .................................. 77,625 80,427 81,985
Professional fees ......................................... 67,233 44,109 47,143
Trustees' fees and expenses ................................ 1,717 1,575 2,474
Other .................................................. 9,067 5,607 4,306
Total expenses ....................................... 533,345 396,686 1,023,306
Expense reductions (Note 4 ) ............................. (19) (10) (35)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (344,684) (188,561) (337,335)
Net expenses ....................................... 188,642 208,115 685,936
Net investment income .............................. 2,581,261 772,210 2,282,063
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (1,451,307) (153,893) (570,619)
Non-controlled affiliates (Note 3 f ) .......................... (995,617) (866,585) (2,209,040)
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) .......................... 62,789 423,870 1,746,768
Net realized gain (loss) ................................ (2,384,135) (596,608) (1,032,891)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (1,903,638) (370,155) (1,138,567)
Non-controlled affiliates (Note 3 f ) .......................... (5,222,078) (6,591,347) (22,666,171)
Net change in unrealized appreciation (depreciation) .......... (7,125,716) (6,961,502) (23,804,738)
Net realized and unrealized gain (loss) .......................... (9,509,851) (7,558,110) (24,837,629)
Net increase (decrease) in net assets resulting from operations ........ $(6,928,590) $(6,785,900) $(22,555,566)

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
142
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $138,282 $229,840 $69,653
Non-controlled affiliates (Note 3 f ) ........................... 1,175,220 2,182,514 674,409
Interest:
Unaffiliated issuers ...................................... 1,158 1,841 895
Total investment income ................................. 1,314,660 2,414,195 744,957
Expenses:
Management & Asset allocation fees (Note 3 a ) ................... 145,623 288,895 103,294
Distribution fees: (Note 3c )
    Class A .............................................. 111,893 229,246 78,737
    Class C .............................................. 103,681 156,867 69,489
    Class R .............................................. 6,771 18,930 6,383
Transfer agent fees: (Note 3e )
    Class A .............................................. 94,312 154,755 90,584
    Class C .............................................. 21,737 26,254 19,855
    Class R .............................................. 2,843 6,346 3,623
    Class R6 ............................................. 125 382 14
    Advisor Class .......................................... 3,695 5,984 3,494
Custodian fees (Note 4 ) .................................... 106 199 84
Registration and filing fees .................................. 80,284 71,027 79,834
Professional fees ......................................... 43,566 46,911 42,118
Trustees' fees and expenses ................................ 1,789 2,401 1,608
Interest expense ......................................... 912 110 1,004
Other .................................................. 6,792 3,488 5,299
Total expenses ....................................... 624,129 1,011,795 505,420
Expense reductions (Note 4 ) ............................. (23) (44) (20)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (265,447) (328,135) (246,553)
Net expenses ....................................... 358,659 683,616 258,847
Net investment income .............................. 956,001 1,730,579 486,110
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (397,322) (622,515) (237,125)
Non-controlled affiliates (Note 3 f ) .......................... (2,551,204) (2,008,846) (762,790)
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) .......................... 1,035,208 2,218,884 867,414
Net realized gain (loss) ................................ (1,913,318) (412,477) (132,501)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (393,358) (1,042,674) (414,110)
Non-controlled affiliates (Note 3 f ) .......................... (9,741,729) (22,604,670) (8,020,406)
Net change in unrealized appreciation (depreciation) .......... (10,135,087) (23,647,344) (8,434,516)
Net realized and unrealized gain (loss) .......................... (12,048,405) (24,059,821) (8,567,017)
Net increase (decrease) in net assets resulting from operations ........ $(11,092,404) $(22,329,242) $(8,080,907)

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
143
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $67,647 $30,613 $21,458
Non-controlled affiliates (Note 3 f ) ........................... 1,216,879 518,629 372,516
Interest:
Unaffiliated issuers ...................................... 1,264 813 —
Total investment income ................................. 1,285,790 550,055 393,974
Expenses:
Management & Asset allocation fees (Note 3 a ) ................... 197,527 85,992 59,534
Distribution fees: (Note 3c )
    Class A .............................................. 159,970 62,539 41,830
    Class C .............................................. 110,487 67,320 57,106
    Class R .............................................. 13,054 8,379 4,503
Transfer agent fees: (Note 3e )
    Class A .............................................. 156,608 109,273 104,063
    Class C .............................................. 27,036 29,404 35,524
    Class R .............................................. 6,352 7,326 5,599
    Class R6 ............................................. 48 — —
    Advisor Class .......................................... 3,317 4,240 2,897
Custodian fees (Note 4 ) .................................... 126 73 551
Registration and filing fees .................................. 79,740 80,122 78,482
Professional fees ......................................... 45,469 44,203 41,437
Trustees' fees and expenses ................................ 2,017 1,540 1,419
Other .................................................. 2,248 2,267 3,098
Total expenses ....................................... 803,999 502,678 436,043
Expense reductions (Note 4 ) ............................. (36) (20) (27)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (323,472) (281,857) (276,079)
Net expenses ....................................... 480,491 220,801 159,937
Net investment income .............................. 805,299 329,254 234,037
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (455,710) (251,609) (161,354)
Non-controlled affiliates (Note 3 f ) .......................... (1,209,637) (706,386) (406,409)
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) .......................... 1,800,560 798,765 566,114
Net realized gain (loss) ................................ 135,213 (159,230) (1,649)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (679,924) (331,113) (202,870)
Non-controlled affiliates (Note 3 f ) .......................... (16,460,714) (6,904,741) (4,740,922)
Net change in unrealized appreciation (depreciation) .......... (17,140,638) (7,235,854) (4,943,792)
Net realized and unrealized gain (loss) .......................... (17,005,425) (7,395,084) (4,945,441)
Net increase (decrease) in net assets resulting from operations ........ $(16,200,126) $(7,065,830) $(4,711,404)

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
144
Franklin
LifeSmart™
2060
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $2,044
Non-controlled affiliates (Note 3 f ) ............................................................. 37,905
Total investment income ................................................................... 39,949
Expenses:
Management fees (Note 3 a ) ................................................................... 5,635
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,414
    Class C ................................................................................ 1,072
    Class R ................................................................................ 119
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 8,388
    Class C ................................................................................ 903
    Class R ................................................................................ 237
    Class R6 ............................................................................... 19
    Advisor Class ............................................................................ 6,793
Custodian fees (Note 4 ) ...................................................................... 3
Reports to shareholders fees .................................................................. 3,296
Registration and filing fees .................................................................... 69,152
Professional fees ........................................................................... 62,216
Trustees' fees and expenses .................................................................. 20
Amortization of offering costs (Note 1f ) ........................................................... 6,717
Other .................................................................................... 4,390
Total expenses ......................................................................... 171,374
Expense reductions (Note 4 ) ............................................................... (7)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (162,419)
Net expenses ......................................................................... 8,948
Net investment income ................................................................ 31,001
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (15,115)
Non-controlled affiliates (Note 3 f ) ............................................................ (80,438)
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) ............................................................ 60,433
Net realized gain (loss) .................................................................. (35,120)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (18,797)
Non-controlled affiliates (Note 3 f ) ............................................................ (363,255)
Net change in unrealized appreciation (depreciation) ............................................ (382,052)
Net realized and unrealized gain (loss) ............................................................ (417,172)
Net increase (decrease) in net assets resulting from operations .......................................... $(386,171)

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
145
Franklin LifeSmart™ Retirement Income
Fund
Franklin LifeSmart™ 2020 Retirement Target
Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,581,261 $1,712,217 $772,210 $676,522
Net realized gain (loss) ............ (2,384,135) 3,699,065 (596,608) 4,065,035
Net change in unrealized appreciation
(depreciation) ................. (7,125,716) (2,340,332) (6,961,502) (505,059)
Net increase (decrease) in net
assets resulting from operations . (6,928,590) 3,070,950 (6,785,900) 4,236,498
Distributions to shareholders:
Class A ........................ (2,225,626) (2,738,432) (1,072,841) (3,188,266)
Class C ........................ (231,774) (412,129) (121,787) (525,427)
Class R ........................ (98,684) (128,601) (21,475) (63,968)
Class R6 ....................... (6,596) (115,087) (153) (81,115)
Advisor Class ................... (142,681) (164,457) (25,341) (73,902)
Total distributions to shareholders ..... (2,705,361) (3,558,706) (1,241,597) (3,932,678)
Capital share transactions: (Note 2 )
Class A ........................ (1,281,795) 6,205,539 (2,512,663) 6,563,995
Class C ........................ (1,666,149) (2,523,293) (1,393,273) (953,946)
Class R ........................ (89,444) 113,112 30,324 (47,956)
Class R6 ....................... 33,869 (4,124,405) 89 (5,197,373)
Advisor Class ................... 58,529 849,592 (56,975) 144,346
Total capital share transactions ....... (2,944,990) 520,545 (3,932,498) 509,066
Net increase (decrease) in net
assets ..................... (12,578,941) 32,789 (11,959,995) 812,886
Net assets:
Beginning of year .................. 57,951,707 57,918,918 44,521,538 43,708,652
End of year ...................... $45,372,766 $57,951,707 $32,561,543 $44,521,538

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
146
Franklin LifeSmart™ 2025 Retirement Target
Fund
Franklin LifeSmart™ 2030 Retirement Target
Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,282,063 $2,079,645 $956,001 $991,679
Net realized gain (loss) ............ (1,032,891) 16,961,519 (1,913,318) 10,039,265
Net change in unrealized appreciation
(depreciation) ................. (23,804,738) (3,404,166) (10,135,087) (1,595,297)
Net increase (decrease) in net
assets resulting from operations . (22,555,566) 15,636,998 (11,092,404) 9,435,647
Distributions to shareholders:
Class A ........................ (3,674,030) (12,998,389) (1,583,281) (6,264,146)
Class C ........................ (429,078) (1,952,002) (305,484) (1,503,515)
Class R ........................ (69,346) (332,811) (45,630) (187,569)
Class R6 ....................... (21,254) (341,402) (595) (350,602)
Advisor Class ................... (100,724) (346,827) (64,032) (243,779)
Total distributions to shareholders ..... (4,294,432) (15,971,431) (1,999,022) (8,549,611)
Capital share transactions: (Note 2 )
Class A ........................ 950,061 23,268,401 4,257,445 17,136,403
Class C ........................ (2,391,827) (4,380,046) (228,935) 1,538,532
Class R ........................ (630,963) (29,946) 84,190 360,153
Class R6 ....................... 240,106 (16,817,248) 13,369 (26,167,778)
Advisor Class ................... 95,139 212,806 218,000 446,814
Total capital share transactions ....... (1,737,484) 2,253,967 4,344,069 (6,685,876)
Net increase (decrease) in net
assets ..................... (28,587,482) 1,919,534 (8,747,357) (5,799,840)
Net assets:
Beginning of year .................. 142,966,513 141,046,979 65,604,736 71,404,576
End of year ...................... $114,379,031 $142,966,513 $56,857,379 $65,604,736

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
147
Franklin LifeSmart™ 2035 Retirement Target
Fund
Franklin LifeSmart™ 2040 Retirement Target
Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,730,579 $1,851,350 $486,110 $691,677
Net realized gain (loss) ............ (412,477) 23,498,603 (132,501) 10,719,607
Net change in unrealized appreciation
(depreciation) ................. (23,647,344) (5,330,755) (8,434,516) (2,015,167)
Net increase (decrease) in net
assets resulting from operations . (22,329,242) 20,019,198 (8,080,907) 9,396,117
Distributions to shareholders:
Class A ........................ (3,409,043) (16,155,657) (1,170,266) (6,619,494)
Class C ........................ (504,214) (2,902,391) (208,787) (1,504,259)
Class R ........................ (132,349) (632,310) (33,215) (337,502)
Class R6 ....................... (3,441) (721,983) (10,610) (625,662)
Advisor Class ................... (137,211) (621,466) (48,604) (177,487)
Total distributions to shareholders ..... (4,186,258) (21,033,807) (1,471,482) (9,264,404)
Capital share transactions: (Note 2 )
Class A ........................ 8,084,547 24,068,445 4,136,064 12,737,030
Class C ........................ (297,182) (2,596,763) 350,228 1,583,625
Class R ........................ 608,222 (367,212) (346,086) 359,360
Class R6 ....................... 17,337 (33,272,877) (33,477) (28,247,644)
Advisor Class ................... 390,255 580,342 502,914 499,245
Total capital share transactions ....... 8,803,179 (11,588,065) 4,609,643 (13,068,384)
Net increase (decrease) in net
assets ..................... (17,712,321) (12,602,674) (4,942,746) (12,936,671)
Net assets:
Beginning of year .................. 130,793,877 143,396,551 46,234,558 59,171,229
End of year ...................... $113,081,556 $130,793,877 $41,291,812 $46,234,558

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
148
Franklin LifeSmart™ 2045 Retirement Target
Fund
Franklin LifeSmart™ 2050 Retirement Target
Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $805,299 $1,161,188 $329,254 $571,815
Net realized gain (loss) ............ 135,213 19,471,341 (159,230) 11,005,422
Net change in unrealized appreciation
(depreciation) ................. (17,140,638) (3,699,419) (7,235,854) (2,318,687)
Net increase (decrease) in net
assets resulting from operations . (16,200,126) 16,933,110 (7,065,830) 9,258,550
Distributions to shareholders:
Class A ........................ (2,450,238) (13,185,030) (960,821) (6,412,318)
Class C ........................ (373,600) (2,492,203) (222,132) (1,716,148)
Class R ........................ (96,145) (598,679) (66,384) (498,620)
Class R6 ....................... (205) (584,253) (202) (541,844)
Advisor Class ................... (54,042) (284,717) (41,024) (203,092)
Total distributions to shareholders ..... (2,974,230) (17,144,882) (1,290,563) (9,372,022)
Capital share transactions: (Note 2 )
Class A ........................ 4,747,600 15,804,135 295,982 12,297,908
Class C ........................ (238,740) (689,917) 168,563 1,540,871
Class R ........................ (510,729) 881,792 129,424 (522,124)
Class R6 ....................... 12,553 (26,662,590) 3,568 (25,991,520)
Advisor Class ................... 23,043 572,962 257,479 288,068
Total capital share transactions ....... 4,033,727 (10,093,618) 855,016 (12,386,797)
Net increase (decrease) in net
assets ..................... (15,140,629) (10,305,390) (7,501,377) (12,500,269)
Net assets:
Beginning of year .................. 91,210,268 101,515,658 41,250,124 53,750,393
End of year ...................... $76,069,639 $91,210,268 $33,748,747 $41,250,124

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
149
Franklin LifeSmart™ 2055 Retirement Target
Fund
Franklin LifeSmart™ 2060 Retirement Target
Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
a
Increase (decrease) in net assets:
Operations:
Net investment income ............ $234,037 $346,227 $31,001 $21,947
Net realized gain (loss) ............ (1,649) 5,143,531 (35,120) 91,200
Net change in unrealized appreciation
(depreciation) ................. (4,943,792) (2,290) (382,052) 89,160
Net increase (decrease) in net
assets resulting from operations . (4,711,404) 5,487,468 (386,171) 202,307
Distributions to shareholders:
Class A ........................ (606,049) (2,853,427) (31,483) (15,484)
Class C ........................ (177,071) (994,136) (2,940) (3,154)
Class R ........................ (30,805) (149,684) (783) (1,891)
Class R6 ....................... (173) (267,234) (268) (597)
Advisor Class ................... (17,314) (82,790) (25,855) (57,208)
Total distributions to shareholders ..... (831,412) (4,347,271) (61,329) (78,334)
Capital share transactions: (Note 2 )
Class A ........................ 3,373,309 5,782,053 1,502,222 322,209
Class C ........................ 988,485 1,308,941 130,123 67,409
Class R ........................ 263,716 386,733 2,063 35,624
Class R6 ....................... (2,225) (13,811,173) 17 9,229
Advisor Class ................... 117,736 139,711 11,844 978,465
Total capital share transactions ....... 4,741,021 (6,193,735) 1,646,269 1,412,936
Net increase (decrease) in net
assets ..................... (801,795) (5,053,538) 1,198,769 1,536,909
Net assets:
Beginning of year .................. 25,411,764 30,465,302 1,536,909 —
End of year ...................... $24,609,969 $25,411,764 $2,735,678 $1,536,909
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of eighteen
separate funds, ten of which are included in this report
(Funds). The Trust follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standard Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Certain or all Funds invest primarily in affiliated mutual funds (Underlying Funds)
and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The Funds offer five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Funds'
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
b. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at year end, as
indicated in the Schedules of Investments, had been entered
into on December 30, 2022.
c. Index-Linked Notes
Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities
issued by a financial institution, and the value is based on the price movements of the underlying index. Index-linked
notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate
the economic effects that would apply had the Fund directly
purchased the underlying referenced asset or basket of
assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the
credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments
held by the Funds.
d. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2022, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income and estimated expenses are accrued daily. Dividend
income and realized capital gain distributions are recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. The Franklin LifeSmart
TM
Retirement Income Fund employs a managed distribution
policy. Under this policy, the Fund will distribute level monthly distributions in any given year regardless of the performance of the Fund; however, the twelfth monthly payment may
be greater than the initially anticipated amount if additional income or capital gains are required to be distributed.
These distributions may include income and capital gains
generated by the Underlying Funds, as well as a possible
return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted
higher or lower from year to year in response to market
conditions. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over twelve
months.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2022
Shares sold
a
................................... 635,127 $6,640,061 360,430 $4,138,825
Shares issued in reinvestment of distributions .......... 219,854 2,195,999 100,659 1,071,091
Shares redeemed ............................... (1,001,551) (10,117,855) (684,947) (7,722,579)
Net increase (decrease) .......................... (146,570) $(1,281,795) (223,858) $(2,512,663)
Year ended December 31, 2021
Shares sold
a
................................... 878,539 $10,294,955 767,024 $10,342,759
Shares issued in reinvestment of distributions .......... 233,814 2,710,183 242,737 3,182,560
Shares redeemed ............................... (581,442) (6,799,599) (516,263) (6,961,324)
Net increase (decrease) .......................... 530,911 $6,205,539 493,498 $6,563,995
Class C
Class C Shares:
Year ended December 31, 2022
Shares sold ................................... 67,069 $706,277 46,738 $530,032
Shares issued in reinvestment of distributions .......... 23,051 227,867 11,499 121,107
Shares redeemed
a
.............................. (251,814) (2,600,293) (179,646) (2,044,412)
Net increase (decrease) .......................... (161,694) $(1,666,149) (121,409) $(1,393,273)
Year ended December 31, 2021
Shares sold ................................... 130,078 $1,504,498 82,486 $1,095,715
Shares issued in reinvestment of distributions .......... 35,197 402,711 40,159 522,493
Shares redeemed
a
.............................. (381,629) (4,430,502) (190,825) (2,572,154)
Net increase (decrease) .......................... (216,354) $(2,523,293) (68,180) $(953,946)
Class R
Class R Shares:
Year ended December 31, 2022
Shares sold ................................... 10,781 $109,293 10,797 $118,769
Shares issued in reinvestment of distributions .......... 9,919 98,683 2,022 21,475
Shares redeemed ............................... (29,527) (297,420) (9,667) (109,920)
Net increase (decrease) .......................... (8,827) $(89,444) 3,152 $30,324
Year ended December 31, 2021
Shares sold ................................... 19,568 $227,826 33,424 $442,150
Shares issued in reinvestment of distributions .......... 11,132 128,601 4,886 63,967
Shares redeemed ............................... (21,006) (243,315) (40,555) (554,073)
Net increase (decrease) .......................... 9,694 $113,112 (2,245) $(47,956)
Class R6

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2022
Shares sold ................................... 18,343 $203,725 — $—
Capital c ontributions ............................. — — — 89
b
Shares issued in reinvestment of distributions .......... 67 742 — —
Shares redeemed ............................... (16,261) (170,598) — —
Net increase (decrease) .......................... 2,149 $33,869 — $89
Year ended December 31, 2021
Shares sold ................................... 167,173 $1,964,575 40,240 $539,421
Shares issued in reinvestment of distributions .......... 148 1,712 3 48
Shares redeemed ............................... (513,086) (6,090,692) (412,496) (5,736,842)
Net increase (decrease) .......................... (345,765) $(4,124,405) (372,253) $(5,197,373)
Advisor Class
Advisor Class Shares:
Year ended December 31, 2022
Shares sold ................................... 88,532 $916,603 1,712 $18,993
Shares issued in reinvestment of distributions .......... 13,681 137,345 2,370 25,341
Shares redeemed ............................... (97,171) (995,419) (8,994) (101,309)
Net increase (decrease) .......................... 5,042 $58,529 (4,912) $(56,975)
Year ended December 31, 2021
Shares sold ................................... 86,986 $1,024,260 13,132 $176,166
Shares issued in reinvestment of distributions .......... 13,648 158,707 5,616 73,902
Shares redeemed ............................... (28,235) (333,375) (7,987) (105,722)
Net increase (decrease) .......................... 72,399 $849,592 10,761 $144,346
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2022
Shares sold
a
................................... 1,278,837 $14,936,648 987,394 $12,064,139
Shares issued in reinvestment of distributions .......... 331,310 3,662,968 138,880 1,581,803
Shares redeemed ............................... (1,494,194) (17,649,555) (773,024) (9,388,497)
Net increase (decrease) .......................... 115,953 $950,061 353,250 $4,257,445
Year ended December 31, 2021
Shares sold
a
................................... 1,995,202 $29,010,592 1,118,157 $17,123,074
Shares issued in reinvestment of distributions .......... 935,404 12,920,431 435,728 6,246,397
Shares redeemed ............................... (1,286,278) (18,662,622) (409,816) (6,233,068)
Net increase (decrease) .......................... 1,644,328 $23,268,401 1,144,069 $17,136,403
Class C
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Annual Report
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Class C Shares:
Year ended December 31, 2022
Shares sold ................................... 207,295 $2,410,456 260,662 $3,130,704
Shares issued in reinvestment of distributions .......... 39,666 429,064 27,224 305,245
Shares redeemed
a
.............................. (450,894) (5,231,347) (306,601) (3,664,884)
Net increase (decrease) .......................... (203,933) $(2,391,827) (18,715) $(228,935)
Year ended December 31, 2021
Shares sold ................................... 247,050 $3,501,733 209,976 $3,148,993
Shares issued in reinvestment of distributions .......... 144,046 1,951,938 106,489 1,502,679
Shares redeemed
a
.............................. (685,739) (9,833,717) (208,118) (3,113,140)
Net increase (decrease) .......................... (294,643) $(4,380,046) 108,347 $1,538,532
Class R
Class R Shares:
Year ended December 31, 2022
Shares sold ................................... 40,559 $476,198 25,207 $310,988
Shares issued in reinvestment of distributions .......... 6,314 69,346 4,010 45,608
Shares redeemed ............................... (94,686) (1,176,507) (22,191) (272,406)
Net increase (decrease) .......................... (47,813) $(630,963) 7,026 $84,190
Year ended December 31, 2021
Shares sold ................................... 25,401 $365,549 22,477 $342,363
Shares issued in reinvestment of distributions .......... 24,200 332,811 13,106 187,569
Shares redeemed ............................... (50,873) (728,306) (11,447) (169,779)
Net increase (decrease) .......................... (1,272) $(29,946) 24,136 $360,153
Class R6
Class R6 Shares:
Year ended December 31, 2022
Shares sold ................................... 19,066 $220,670 4,021 $47,255
Capital c ontributions ............................. — — — 92
b
Shares issued in reinvestment of distributions .......... 1,918 21,253 52 595
Shares redeemed ............................... (169) (1,817) (2,468) (34,573)
Net increase (decrease) .......................... 20,815 $240,106 1,605 $13,369
Year ended December 31, 2021
Shares sold ................................... 181,182 $2,609,770 344,614 $5,214,446
Shares issued in reinvestment of distributions .......... 4,384 60,810 386 5,596
Shares redeemed ............................... (1,308,198) (19,487,828) (1,982,748) (31,387,820)
Net increase (decrease) .......................... (1,122,632) $(16,817,248) (1,637,748) $(26,167,778)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended December 31, 2022
Shares sold ................................... 43,449 $527,001 22,627 $274,836
Shares issued in reinvestment of distributions .......... 8,418 93,452 5,559 63,597
Shares redeemed ............................... (42,545) (525,314) (9,688) (120,433)
Net increase (decrease) .......................... 9,322 $95,139 18,498 $218,000
Year ended December 31, 2021
Shares sold ................................... 56,538 $797,042 44,175 $692,384
Shares issued in reinvestment of distributions .......... 23,267 322,458 16,837 242,368
Shares redeemed ............................... (64,542) (906,694) (32,315) (487,938)
Net increase (decrease) .......................... 15,263 $212,806 28,697 $446,814
Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2022
Shares sold
a
................................... 1,209,965 $15,192,429 555,994 $6,852,127
Shares issued in reinvestment of distributions .......... 291,267 3,392,469 102,807 1,170,329
Shares redeemed ............................... (851,728) (10,500,351) (305,861) (3,886,392)
Net increase (decrease) .......................... 649,504 $8,084,547 352,940 $4,136,064
Year ended December 31, 2021
Shares sold
a
................................... 1,319,958 $21,444,570 707,756 $11,755,225
Shares issued in reinvestment of distributions .......... 1,081,774 16,083,299 452,373 6,616,403
Shares redeemed ............................... (834,142) (13,459,424) (342,250) (5,634,598)
Net increase (decrease) .......................... 1,567,590 $24,068,445 817,879 $12,737,030
Class C
Class C Shares:
Year ended December 31, 2022
Shares sold ................................... 178,539 $2,176,700 110,551 $1,342,369
Shares issued in reinvestment of distributions .......... 44,659 504,112 18,751 208,790
Shares redeemed
a
.............................. (243,419) (2,977,994) (99,476) (1,200,931)
Net increase (decrease) .......................... (20,221) $(297,182) 29,826 $350,228
Year ended December 31, 2021
Shares sold ................................... 215,158 $3,391,865 95,273 $1,537,776
Shares issued in reinvestment of distributions .......... 201,075 2,901,877 105,040 1,499,819
Shares redeemed
a
.............................. (557,504) (8,890,505) (90,679) (1,453,970)
Net increase (decrease) .......................... (141,271) $(2,596,763) 109,634 $1,583,625
Class R
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Class R Shares:
Year ended December 31, 2022
Shares sold ................................... 60,332 $748,720 33,670 $402,149
Shares issued in reinvestment of distributions .......... 11,371 132,349 2,916 33,215
Shares redeemed ............................... (21,524) (272,847) (65,079) (781,450)
Net increase (decrease) .......................... 50,179 $608,222 (28,493) $(346,086)
Year ended December 31, 2021
Shares sold ................................... 71,468 $1,150,481 23,581 $387,809
Shares issued in reinvestment of distributions .......... 42,337 628,619 23,118 337,502
Shares redeemed ............................... (131,902) (2,146,312) (22,113) (365,951)
Net increase (decrease) .......................... (18,097) $(367,212) 24,586 $359,360
Class R6
Class R6 Shares:
Year ended December 31, 2022
Shares sold ................................... 1,123 $14,120 1,639 $20,469
Shares issued in reinvestment of distributions .......... 292 3,441 924 10,610
Shares redeemed ............................... (18) (224) (5,491) (64,556)
Net increase (decrease) .......................... 1,397 $17,337 (2,928) $(33,477)
Year ended December 31, 2021
Shares sold ................................... 327,590 $5,312,608 340,093 $5,572,350
Shares issued in reinvestment of distributions .......... 978 14,707 4,036 59,699
Shares redeemed ............................... (2,286,573) (38,600,192) (1,975,209) (33,879,693)
Net increase (decrease) .......................... (1,958,005) $(33,272,877) (1,631,080) $(28,247,644)
Advisor Class
Advisor Class Shares:
Year ended December 31, 2022
Shares sold ................................... 36,349 $487,153 47,196 $647,725
Shares issued in reinvestment of distributions .......... 11,365 133,972 4,236 48,536
Shares redeemed ............................... (17,375) (230,870) (16,048) (193,347)
Net increase (decrease) .......................... 30,339 $390,255 35,384 $502,914
Year ended December 31, 2021
Shares sold ................................... 24,576 $396,685 22,682 $372,451
Shares issued in reinvestment of distributions .......... 40,058 603,559 11,918 175,331
Shares redeemed ............................... (25,324) (419,902) (2,996) (48,537)
Net increase (decrease) .......................... 39,310 $580,342 31,604 $499,245
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Annual Report
Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2022
Shares sold
a
................................... 762,207 $9,891,616 524,546 $6,511,712
Shares issued in reinvestment of distributions .......... 205,547 2,432,553 84,393 960,811
Shares redeemed ............................... (588,922) (7,576,569) (562,913) (7,176,541)
Net increase (decrease) .......................... 378,832 $4,747,600 46,026 $295,982
Year ended December 31, 2021
Shares sold
a
................................... 736,080 $12,605,794 628,036 $10,661,579
Shares issued in reinvestment of distributions .......... 849,185 13,083,221 433,200 6,411,353
Shares redeemed ............................... (577,974) (9,884,880) (291,313) (4,775,024)
Net increase (decrease) .......................... 1,007,291 $15,804,135 769,923 $12,297,908
Class C
Class C Shares:
Year ended December 31, 2022
Shares sold ................................... 175,032 $2,194,961 125,525 $1,530,233
Shares issued in reinvestment of distributions .......... 32,863 373,406 19,786 222,132
Shares redeemed
a
.............................. (217,057) (2,807,107) (126,277) (1,583,802)
Net increase (decrease) .......................... (9,162) $(238,740) 19,034 $168,563
Year ended December 31, 2021
Shares sold ................................... 154,021 $2,551,169 123,755 $2,065,942
Shares issued in reinvestment of distributions .......... 167,778 2,488,961 117,416 1,716,159
Shares redeemed
a
.............................. (343,510) (5,730,047) (132,180) (2,241,230)
Net increase (decrease) .......................... (21,711) $(689,917) 108,991 $1,540,871
Class R
Class R Shares:
Year ended December 31, 2022
Shares sold ................................... 38,097 $489,715 63,265 $777,563
Shares issued in reinvestment of distributions .......... 8,169 96,145 5,819 66,384
Shares redeemed ............................... (85,346) (1,096,589) (57,135) (714,523)
Net increase (decrease) .......................... (39,080) $(510,729) 11,949 $129,424
Year ended December 31, 2021
Shares sold ................................... 42,492 $730,310 33,070 $560,640
Shares issued in reinvestment of distributions .......... 38,951 595,892 33,649 498,620
Shares redeemed ............................... (26,296) (444,410) (96,208) (1,581,384)
Net increase (decrease) .......................... 55,147 $881,792 (29,489) $(522,124)
Class R6
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Annual Report
Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2022
Shares sold ................................... 1,571 $21,756 393 $5,060
Capital c ontributions ............................. — 131
b
— 6
b
Shares issued in reinvestment of distributions .......... 5 60 — —
Shares redeemed ............................... (674) (9,394) (115) (1,498)
Net increase (decrease) .......................... 902 $12,553 278 $3,568
Year ended December 31, 2021
Shares sold ................................... 246,381 $4,211,143 279,109 $4,774,889
Shares issued in reinvestment of distributions .......... 48 835 54 879
Shares redeemed ............................... (1,721,200) (30,874,568) (1,718,603) (30,767,288)
Net increase (decrease) .......................... (1,474,771) $(26,662,590) (1,439,440) $(25,991,520)
Advisor Class
Advisor Class Shares:
Year ended December 31, 2022
Shares sold ................................... 8,574 $112,346 20,407 $264,364
Shares issued in reinvestment of distributions .......... 4,518 54,042 3,570 41,017
Shares redeemed ............................... (11,004) (143,345) (3,959) (47,902)
Net increase (decrease) .......................... 2,088 $23,043 20,018 $257,479
Year ended December 31, 2021
Shares sold ................................... 25,416 $434,424 6,394 $109,125
Shares issued in reinvestment of distributions .......... 18,300 284,717 13,570 203,092
Shares redeemed ............................... (8,782) (146,179) (1,369) (24,149)
Net increase (decrease) .......................... 34,934 $572,962 18,595 $288,068
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2022
Shares sold
a
................................... 467,245 $5,255,655 152,804 $1,509,145
Shares issued in reinvestment of distributions .......... 58,870 606,004 3,535 31,222
Shares redeemed ............................... (225,259) (2,488,350) (3,971) (38,145)
Net increase (decrease) .......................... 300,856 $3,373,309 152,368 $1,502,222
Year ended December 31, 2021
c
Shares sold
a
................................... 392,623 $5,682,892 38,966 $425,182
Shares issued in reinvestment of distributions .......... 213,346 2,852,970 1,321 14,893
Shares redeemed ............................... (189,747) (2,753,809) (11,462) (117,866)
Net increase (decrease) .......................... 416,222 $5,782,053 28,825 $322,209
Class C
Class C Shares:
Year ended December 31, 2022
Shares sold ................................... 149,632 $1,635,813 13,882 $134,024
Shares issued in reinvestment of distributions .......... 17,594 176,906 309 2,736
Shares redeemed
a
.............................. (74,585) (824,234) (660) (6,637)
Net increase (decrease) .......................... 92,641 $988,485 13,531 $130,123
Year ended December 31, 2021
c
Shares sold ................................... 129,120 $1,846,042 6,853 $77,148
Shares issued in reinvestment of distributions .......... 76,168 994,120 228 2,565
Shares redeemed
a
.............................. (108,345) (1,531,221) (1,079) (12,304)
Net increase (decrease) .......................... 96,943 $1,308,941 6,002 $67,409
Class R
Class R Shares:
Year ended December 31, 2022
Shares sold ................................... 35,910 $393,368 164 $1,540
Shares issued in reinvestment of distributions .......... 3,008 30,805 62 553
Shares redeemed ............................... (14,486) (160,457) (3) (30)
Net increase (decrease) .......................... 24,432 $263,716 223 $2,063
Year ended December 31, 2021
c
Shares sold ................................... 26,931 $389,407 3,207 $34,334
Shares issued in reinvestment of distributions .......... 11,253 149,684 116 1,302
Shares redeemed ............................... (10,394) (152,358) (3) (12)
Net increase (decrease) .......................... 27,790 $386,733 3,320 $35,624
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:
Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2022
Shares sold ................................... 417 $5,173 — $—
Capital c ontributions ............................. — 70
b
— 17
b
Shares redeemed ............................... (603) (7,468) — —
Net increase (decrease) .......................... (186) $(2,225) — $17
Year ended December 31, 2021
c
Shares sold ................................... 260,819 $3,744,627 3,695 $40,469
Shares issued in reinvestment of distributions .......... 134 1,854 — —
Shares redeemed ............................... (1,155,363) (17,557,654) (2,695) (31,240)
Net increase (decrease) .......................... (894,410) $(13,811,173) 1,000 $9,229
Advisor Class
Advisor Class Shares:
Year ended December 31, 2022
Shares sold ................................... 10,495 $111,106 1,228 $11,427
Shares issued in reinvestment of distributions .......... 1,679 17,314 56 492
Shares redeemed ............................... (907) (10,684) (8) (75)
Net increase (decrease) .......................... 11,267 $117,736 1,276 $11,844
Year ended December 31, 2021
c
Shares sold ................................... 7,070 $103,158 97,373 $977,734
Shares issued in reinvestment of distributions .......... 6,179 82,789 65 731
Shares redeemed ............................... (3,212) (46,236) — —
Net increase (decrease) .......................... 10,037 $139,711 97,438 $978,465
a
May include a portion of Class C shares that were automatically converted to Class A.
b
An affiliate of the Fund voluntarily made a capital contribution to the Fund. This contribution was made to reimburse the Fund for previously over-accrued transfer agent fees.
The affiliate did not receive any shares of the Fund or other consideration in exchange for making this cash contribution.
c
For the period January 29, 2021 (commencement of operations) to December 31, 2021 for Franklin LifeSmart
TM
2060 Retirement Target Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management and Asset Allocation Fees
The Funds, except Franklin LifeSmart
TM
Retirement Income Fund, pay an asset allocation fee, calculated daily and paid monthly, to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.
Franklin LifeSmart
TM
Retirement Income Fund pays an investment management fee, calculated daily and paid monthly, to  Advisers of 0.25% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $8,268 $3,071 $17,578 $17,798
CDSC retained ........................... $1,159 $1,745 $4,579 $7,313
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $27,470 $16,481 $23,175 $18,503
CDSC retained ........................... $1,157 $653 $1,618 $1,236
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers ............. $18,357 $5,494
CDSC retained ............................................................. $1,837 $34
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Transfer agent fees ........................ $57,142 $33,409 $124,182 $90,409
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Transfer agent fees ........................ $153,673 $92,618 $148,821 $119,057
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Transfer agent fees .......................................................... $134,516 $13,947
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
f. Investments in FT Underlying Funds
The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the 1940
Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such
Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees and asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.
Investments in FT Underlying Funds for the year ended December 31, 2022, were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ — $ 3,052,071 $ (199,779) $ (30,106) $ (569,229) $ 2,252,957 257,775 $ 146,165
BrandywineGLOBAL - Global
Opportunities Bond Fund - USD
Hedged, Class IS ........... 2,864,272 — (2,843,896) (205,165) 184,789 — — —
ClearBridge Tactical Dividend
Income Fund, Class IS ....... 4,644,204 1,140,287 (835,677) (69,807) (624,581) 4,254,426 226,059 196,977
Franklin High Yield Corporate ETF 2,877,203 131,637 (542,418) (101,080) (365,297) 2,000,045 90,705 148,819
a
Franklin Investment Grade
Corporate ETF ............ 3,435,358 194,407 (384,324) (92,241) (573,063) 2,580,137 123,629 105,937
Franklin U.S. Core Bond ETF ... 5,216,759 198,002 (617,319) (84,611) (729,293) 3,983,538 188,169 115,986
Franklin U.S. Core Equity (IU) Fund 2,308,371 267,522 (800,141) 152,056 (575,348) 1,352,460 113,652 61,326
a
Franklin U.S. Government
Securities Fund, Class R6 ..... 5,769,024 440,002 (3,298,364) (343,698) (228,622) 2,338,342 458,498 99,458
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ...... 515,239 17,291,042 (17,698,010) — — 108,271 108,271 5,568
Templeton Developing Markets
Trust, Class R6 ............ 550,869 51,640 (16,327) (8,008) (143,399) 434,775 26,559 24,260
a
Templeton Foreign Fund, Class R6 1,160,475 15,512 (129,285) 9,070 (62,304) 993,468 147,838 15,512
Western Asset Income Fund, Class
IS ..................... 5,753,705 2,859,388 (826,415) (140,048) (943,218) 6,703,412 1,332,686 361,784
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short Duration High
Income Fund, Class I ........ $ 5,227,049 $ 1,151,149 $ (701,722) $ (81,979) $ (592,513) $ 5,001,984 1,068,800 $ 314,079
Total Non-Controlled Affiliates $40,322,528 $26,792,659 $(28,893,677) $(995,617) $(5,222,078) $32,003,815 $1,595,871
Total Affiliated Securities .... $40,322,528 $26,792,659 $(28,893,677) $(995,617) $(5,222,078) $32,003,815 $1,595,871
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,213,493 477,039 (254,946) (51,865) (235,086) 1,148,635 131,423 73,684
ClearBridge Large Cap Value Fund,
Class IS ................. 2,169,022 86,518 (1,103,044) 10,775 (169,547) 993,724 27,248 20,239
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 630,569 453,233 (101,376) (12,340) (173,602) 796,484 89,795 32,655
Franklin FTSE Europe ETF .... 253,373 10,079 (226,077) 39,689 (77,064) — — —
Franklin Growth Fund, Class R6 . 4,373,598 756,735 (1,519,066) 213,958 (1,459,587) 2,365,638 22,992 229,450
a
Franklin High Yield Corporate ETF 1,595,822 177,325 (992,074) (129,379) (86,927) 564,767 25,613 57,931
a
Franklin International Aggregate
Bond ETF ................ 1,183,504 166,641 (481,796) (34,358) (146,049) 687,942 35,821 111,254
Franklin International Core Equity
(IU) Fund ................ 2,866,263 599,084 (736,347) (171,734) (435,817) 2,121,449 211,089 65,620
Franklin International Growth Fund,
Class R6 ................ 496,395 140,782 (143,707) (15,338) (156,638) 321,494 22,310 5,502
a
Franklin Investment Grade
Corporate ETF ............ 705,533 650,488 (448,676) (80,033) (86,364) 740,948 35,503 28,400
Franklin Senior Loan ETF ..... 887,464 26,766 (893,869) (22,034) 1,673 — — 7,885
Franklin Systematic Style Premia
ETF .................... 229,241 208,423 (119,147) (22,010) 15,402 311,909 14,685 6,871
Franklin U.S. Core Bond ETF ... 7,966,338 1,530,526 (2,673,704) (220,267) (881,425) 5,721,468 270,263 157,808
Franklin U.S. Core Equity (IU) Fund 8,822,202 581,210 (2,490,558) (154,342) (1,440,328) 5,318,184 446,906 247,526
a
Franklin U.S. Equity Index ETF . — 534,609 (98,401) 5,318 21,211 462,737 13,925 2,555
Franklin U.S. Large Cap Multifactor
Index ETF ............... 881,483 1,292,968 (766,715) 9,399 (173,024) 1,244,111 31,703 26,457
Franklin U.S. Low Volatility High
Dividend Index ETF ......... — 189,864 (7,513) (118) 4,163 186,396 4,900 2,823
Franklin U.S. Treasury Bond ETF 1,417,988 733,802 (361,786) (53,854) (146,949) 1,589,201 76,773 30,959
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ...... 3 7,668,625 (7,302,806) — — 365,822 365,822 5,780
Templeton Developing Markets
Trust, Class R6 ............ 605,500 583,872 (429,418) (60,258) (143,039) 556,657 34,005 30,159
a
Templeton Foreign Fund, Class R6 1,041,988 71,782 (561,966) 37,153 (61,792) 527,165 78,447 8,270
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Core Plus Bond
Fund, Class IS ............ $ 2,694,526 $ 2,019,108 $ (586,871) $ (133,915) $ (699,169) $ 3,293,679 351,889 $ 110,970
Western Asset Short-Term Bond
Fund, Class IS ............ 1,073,847 352,481 (304,441) (21,032) (61,389) 1,039,466 287,941 25,896
Total Non-Controlled Affiliates $41,108,152 $19,311,960 $(22,604,304) $(866,585) $(6,591,347) $30,357,876 $1,288,694
Total Affiliated Securities .... $41,108,152 $19,311,960 $(22,604,304) $(866,585) $(6,591,347) $30,357,876 $1,288,694
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 2,825,250 1,126,495 (357,305) (56,631) (620,644) 2,917,165 333,772 182,323
ClearBridge Large Cap Value Fund,
Class IS ................. 7,900,941 269,056 (3,454,087) 15,652 (607,436) 4,124,126 113,083 78,706
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,097,498 1,134,300 (182,976) (30,266) (699,713) 3,318,843 374,165 128,084
Franklin FTSE Europe ETF .... 968,159 23,469 (849,800) 114,254 (256,082) — — —
Franklin Growth Fund, Class R6 . 15,972,227 2,642,444 (4,052,860) 228,774 (5,014,507) 9,776,078 95,015 945,253
a
Franklin High Yield Corporate ETF 4,185,999 528,862 (2,486,768) (326,096) (248,732) 1,653,265 74,978 157,200
a
Franklin International Aggregate
Bond ETF ................ 2,773,811 338,832 (919,515) (58,280) (385,599) 1,749,249 91,083 278,968
Franklin International Core Equity
(IU) Fund ................ 10,898,437 2,808,093 (2,667,327) (653,169) (1,648,320) 8,737,714 869,424 258,304
Franklin International Growth Fund,
Class R6 ................ 1,895,053 500,857 (402,276) (73,203) (585,884) 1,334,547 92,613 22,748
a
Franklin Investment Grade
Corporate ETF ............ 1,852,156 1,715,175 (956,631) (193,513) (249,003) 2,168,184 103,890 77,660
Franklin Senior Loan ETF ..... 2,329,560 46,022 (2,322,832) (57,363) 4,613 — — 20,568
Franklin Systematic Style Premia
ETF .................... 739,420 650,185 (277,300) (51,049) 29,057 1,090,313 51,333 23,737
Franklin U.S. Core Bond ETF ... 21,191,518 4,291,980 (5,821,367) (374,504) (2,559,453) 16,728,174 790,183 430,205
Franklin U.S. Core Equity (IU) Fund 31,756,777 2,204,280 (5,727,731) (369,951) (5,724,707) 22,138,668 1,860,392 1,006,181
a
Franklin U.S. Equity Index ETF . — 2,148,374 (280,834) 15,886 90,478 1,973,904 59,400 10,782
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,222,872 4,676,870 (2,081,363) 24,279 (667,095) 5,175,563 131,886 104,401
Franklin U.S. Low Volatility High
Dividend Index ETF ......... — 775,498 (9,226) (256) 17,608 783,624 20,600 11,742
Franklin U.S. Treasury Bond ETF 3,722,764 2,107,939 (642,297) (87,653) (451,781) 4,648,972 224,588 86,149
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ...... 13 19,214,501 (17,634,442) — — 1,580,072 1,580,072 20,879
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Developing Markets
Trust, Class R6 ............ $ 3,024,775 $ 1,560,422 $ (1,433,301) $ (270,971) $ (579,103) $ 2,301,822 140,612 $ 121,808
a
Templeton Foreign Fund, Class R6 3,978,852 199,259 (1,909,802) 211,919 (291,048) 2,189,180 325,771 33,992
Western Asset Core Plus Bond
Fund, Class IS ............ 7,031,491 5,632,741 (823,756) (183,950) (2,027,893) 9,628,633 1,028,700 304,249
Western Asset Short-Term Bond
Fund, Class IS ............ 2,802,314 1,072,257 (522,015) (32,949) (190,927) 3,128,680 866,670 73,274
Total Non-Controlled Affiliates $132,169,887 $55,667,911 $(55,815,811) $(2,209,040) $(22,666,171) $107,146,776 $4,377,213
Total Affiliated Securities .... $132,169,887 $55,667,911 $(55,815,811) $(2,209,040) $(22,666,171) $107,146,776 $4,377,213
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 949,870 516,766 (127,861) (25,152) (219,463) 1,094,160 125,190 67,754
ClearBridge Large Cap Value Fund,
Class IS ................. 3,999,208 415,840 (1,700,577) (21,990) (301,077) 2,391,404 65,572 44,062
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,692,004 3,459,880 (2,515,598) (557,502) (198,091) 1,880,693 212,029 99,076
Franklin FTSE Europe ETF .... 523,170 21,238 (467,266) 59,595 (136,737) — — —
Franklin Growth Fund, Class R6 . 8,283,384 2,166,975 (2,166,753) (258,588) (2,350,414) 5,674,604 55,152 539,720
a
Franklin High Yield Corporate ETF 1,453,397 345,923 (936,933) (124,891) (85,191) 652,305 29,583 58,525
a
Franklin International Aggregate
Bond ETF ................ 952,832 211,244 (352,154) (23,252) (138,581) 650,089 33,850 102,766
Franklin International Core Equity
(IU) Fund ................ 5,972,992 4,058,259 (3,936,630) (391,993) (506,811) 5,195,817 516,997 114,178
Franklin International Growth Fund,
Class R6 ................ 1,027,329 748,979 (697,011) (34,733) (262,600) 781,964 54,265 13,099
a
Franklin Investment Grade
Corporate ETF ............ 642,233 754,191 (377,717) (79,021) (83,139) 856,547 41,042 29,129
Franklin Senior Loan ETF ..... 808,503 50,267 (839,785) (20,378) 1,393 — — 7,307
Franklin Systematic Style Premia
ETF .................... 340,401 360,224 (144,928) (26,098) 14,910 544,509 25,636 11,750
Franklin U.S. Core Bond ETF ... 7,385,589 2,547,586 (2,250,576) (163,687) (907,966) 6,610,946 312,279 160,531
Franklin U.S. Core Equity (IU) Fund 16,273,762 1,875,379 (2,121,541) (215,215) (3,106,108) 12,706,277 1,067,754 571,693
a
Franklin U.S. Equity Index ETF . — 1,252,185 (213,526) 11,430 49,016 1,099,105 33,075 5,995
Franklin U.S. Large Cap Multifactor
Index ETF ............... 1,667,543 2,858,180 (1,171,102) (23,077) (336,306) 2,995,238 76,326 59,475
Franklin U.S. Low Volatility High
Dividend Index ETF ......... — 457,783 (13,728) (534) 10,106 453,627 11,925 6,729
Franklin U.S. Treasury Bond ETF 1,292,686 1,023,587 (280,252) (40,369) (158,817) 1,836,835 88,736 32,897
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ...... $ 6 $ 11,982,487 $ (11,226,782) $ — $ — $ 755,711 755,711 $ 10,625
Templeton Developing Markets
Trust, Class R6 ............ 1,665,712 2,787,776 (2,344,753) (576,868) (197,063) 1,334,804 81,540 112,003
a
Templeton Foreign Fund, Class R6 2,149,699 849,717 (1,748,519) 70,219 (46,444) 1,274,672 189,683 19,749
Western Asset Core Plus Bond
Fund, Class IS ............ 2,386,772 2,615,173 (390,277) (92,948) (713,405) 3,805,315 406,551 114,370
Western Asset Short-Term Bond
Fund, Class IS ............ 951,538 667,013 (236,426) (16,152) (68,941) 1,297,032 359,289 28,995
Total Non-Controlled Affiliates $60,418,630 $42,026,652 $(36,260,695) $(2,551,204) $(9,741,729) $53,891,654 $2,210,428
Total Affiliated Securities .... $60,418,630 $42,026,652 $(36,260,695) $(2,551,204) $(9,741,729) $53,891,654 $2,210,428
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,615,481 781,015 (172,541) (23,046) (382,919) 1,817,990 208,008 112,625
ClearBridge Large Cap Value Fund,
Class IS ................. 8,922,369 765,209 (3,598,093) (20,769) (683,952) 5,384,764 147,649 98,116
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 4,371,726 883,321 (81,824) (12,287) (915,715) 4,245,221 478,604 160,890
Franklin FTSE Europe ETF .... 1,171,645 32,073 (1,031,022) 125,126 (297,822) — — —
Franklin Growth Fund, Class R6 . 17,952,826 4,054,618 (3,475,851) (395,917) (5,365,969) 12,769,707 124,110 1,209,411
a
Franklin High Yield Corporate ETF 2,028,077 529,163 (1,305,790) (173,861) (122,383) 955,206 43,320 83,532
a
Franklin International Aggregate
Bond ETF ................ 1,583,181 271,962 (520,585) (32,874) (234,616) 1,067,068 55,562 169,935
Franklin International Core Equity
(IU) Fund ................ 13,487,630 3,418,529 (3,028,200) (728,005) (2,072,150) 11,077,804 1,102,269 321,928
Franklin International Growth Fund,
Class R6 ................ 2,291,201 673,566 (413,516) (83,744) (722,155) 1,745,352 121,121 29,117
a
Franklin Investment Grade
Corporate ETF ............ 896,955 1,065,502 (478,790) (106,931) (122,532) 1,254,204 60,096 41,707
Franklin Senior Loan ETF ..... 1,128,497 54,128 (1,156,240) (28,507) 2,122 — — 10,165
Franklin Systematic Style Premia
ETF .................... 674,767 691,529 (257,991) (46,707) 25,890 1,087,488 51,200 23,190
Franklin U.S. Core Bond ETF ... 10,119,465 3,699,348 (2,634,209) (178,291) (1,334,481) 9,671,832 456,865 229,372
Franklin U.S. Core Equity (IU) Fund 33,981,989 1,254,249 (101,580) (20,220) (7,166,566) 27,947,872 2,348,561 1,254,249
a
Franklin U.S. Equity Index ETF . — 2,791,736 (68,996) 3,995 126,951 2,853,686 85,875 15,588
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,636,971 8,052,050 (4,034,494) (43,406) (821,114) 6,790,007 173,026 146,103
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin U.S. Low Volatility High
Dividend Index ETF ......... $ — $ 1,007,914 $ (3,601) $ (176) $ 21,992 $ 1,026,129 26,975 $ 15,162
Franklin U.S. Treasury Bond ETF 1,802,137 1,479,858 (311,088) (40,282) (242,482) 2,688,143 129,862 47,456
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ...... 9 15,991,780 (14,461,053) — — 1,530,736 1,530,736 21,708
Templeton Developing Markets
Trust, Class R6 ............ 4,233,465 1,595,844 (1,681,151) (278,408) (851,058) 3,018,692 184,404 158,230
a
Templeton Foreign Fund, Class R6 4,599,997 415,108 (2,050,999) 191,342 (292,574) 2,862,874 426,023 44,453
Western Asset Core Plus Bond
Fund, Class IS ............ 3,411,230 3,723,433 (427,733) (94,389) (1,045,757) 5,566,784 594,742 163,598
Western Asset Short-Term Bond
Fund, Class IS ............ 1,359,316 1,161,699 (339,352) (21,489) (107,380) 2,052,794 568,641 44,863
Total Non-Controlled Affiliates $119,268,934 $54,393,634 $(41,634,699) $(2,008,846) $(22,604,670) $107,414,353 $4,401,398
Total Affiliated Securities .... $119,268,934 $54,393,634 $(41,634,699) $(2,008,846) $(22,604,670) $107,414,353 $4,401,398
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 3,398,026 376,868 (1,280,146) (19,598) (253,919) 2,221,231 60,906 39,147
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,734,895 372,976 (28,907) (4,438) (364,985) 1,709,541 192,733 64,266
Franklin FTSE Europe ETF .... 472,518 12,727 (416,333) 53,233 (122,145) — — —
Franklin Growth Fund, Class R6 . 7,148,048 1,761,648 (1,359,747) (201,723) (2,085,162) 5,263,064 51,152 494,273
a
Franklin High Yield Corporate ETF 452,306 206,330 (333,668) (43,675) (25,557) 255,736 11,598 20,442
a
Franklin International Core Equity
(IU) Fund ................ 5,285,608 1,539,287 (1,170,281) (228,740) (880,945) 4,544,929 452,232 128,893
Franklin International Growth Fund,
Class R6 ................ 922,300 365,725 (248,889) (34,541) (282,984) 721,611 50,077 11,923
a
Franklin Investment Grade
Corporate ETF ............ 200,653 295,751 (107,149) (20,564) (33,143) 335,548 16,078 10,346
Franklin Senior Loan ETF ..... 251,349 18,645 (264,117) (6,213) 336 — — 2,262
Franklin Systematic Style Premia
ETF .................... 239,667 258,888 (88,975) (11,778) 4,420 402,222 18,937 8,479
Franklin U.S. Core Bond ETF ... 2,291,989 1,360,812 (713,480) (48,152) (306,799) 2,584,370 122,077 56,520
Franklin U.S. Core Equity (IU) Fund 12,432,235 460,094 — — (2,630,642) 10,261,687 862,327 460,094
a
Franklin U.S. Equity Index ETF . — 1,142,570 (22,742) 1,302 51,083 1,172,213 35,275 6,322
Franklin U.S. Large Cap Multifactor
Index ETF ............... 1,420,823 4,034,415 (1,107,601) (85,974) (381,855) 3,879,808 98,867 77,533
Franklin U.S. Low Volatility High
Dividend Index ETF ......... — 411,318 — — 9,024 420,342 11,050 6,140
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin U.S. Treasury Bond ETF $ 402,432 $ 480,207 $ (96,402) $ (7,073) $ (60,439) $ 718,725 34,721 $ 12,071
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ...... 4 7,425,012 (6,710,125) — — 714,891 714,891 8,281
Templeton Developing Markets
Trust, Class R6 ............ 1,719,000 665,226 (713,977) (106,854) (324,840) 1,238,555 75,660 63,719
a
Templeton Foreign Fund, Class R6 1,893,431 280,061 (959,425) 39,532 (71,519) 1,182,080 175,905 18,095
Western Asset Core Plus Bond
Fund, Class IS ............ 740,382 1,167,079 (154,906) (30,968) (233,413) 1,488,174 158,993 40,528
Western Asset Short-Term Bond
Fund, Class IS ............ 295,463 452,900 (107,362) (6,566) (26,922) 607,513 168,286 12,489
Total Non-Controlled Affiliates $41,301,129 $23,088,539 $(15,884,232) $(762,790) $(8,020,406) $39,722,240 $1,541,823
Total Affiliated Securities .... $41,301,129 $23,088,539 $(15,884,232) $(762,790) $(8,020,406) $39,722,240 $1,541,823
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 7,191,500 472,455 (2,694,231) (21,440) (551,988) 4,396,296 120,546 79,853
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 4,137,604 496,477 (311,872) (21,512) (766,554) 3,534,143 398,438 132,611
Franklin FTSE Europe ETF .... 1,014,785 31,080 (897,192) 92,661 (241,334) — — —
Franklin Growth Fund, Class R6 . 14,715,308 2,710,085 (2,306,927) (311,223) (4,394,297) 10,412,946 101,205 1,002,432
a
Franklin International Core Equity
(IU) Fund ................ 11,638,898 2,605,031 (2,398,122) (491,006) (1,832,499) 9,522,302 947,493 266,266
Franklin International Growth Fund,
Class R6 ................ 1,984,318 468,726 (354,171) (58,275) (617,790) 1,422,808 98,738 24,138
a
Franklin Systematic Style Premia
ETF .................... 472,196 438,070 (169,778) (30,437) 16,548 726,599 34,209 15,830
Franklin U.S. Core Bond ETF ... 2,021,752 2,267,057 (750,201) (69,371) (326,318) 3,142,919 148,461 66,838
Franklin U.S. Core Equity (IU) Fund 26,748,484 989,912 — — (5,659,939) 22,078,457 1,855,333 989,911
a
Franklin U.S. Equity Index ETF . — 2,252,469 (38,368) 2,697 106,028 2,322,826 69,900 12,634
Franklin U.S. Large Cap Multifactor
Index ETF ............... 2,950,427 6,421,817 (1,739,566) (90,234) (808,711) 6,733,733 171,592 140,485
Franklin U.S. Low Volatility High
Dividend Index ETF ......... — 817,739 (4,888) 101 18,222 831,174 21,850 12,441
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ...... 6 10,001,830 (9,183,923) — — 817,913 817,913 14,664
Templeton Developing Markets
Trust, Class R6 ............ 4,030,870 845,687 (1,444,479) (271,508) (713,541) 2,447,029 149,483 129,207
a
Templeton Foreign Fund, Class R6 4,040,920 243,324 (1,878,454) 158,001 (229,696) 2,334,095 347,336 36,242
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
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Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2045 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Core Plus Bond
Fund, Class IS ............ $ 2,028,708 $ 2,388,074 $ (672,920) $ (95,511) $ (440,271) $ 3,208,080 342,744 $ 85,673
Western Asset Short-Term Bond
Fund, Class IS ............ — 472,887 (72,604) (2,580) (18,574) 379,129 105,022 8,214
Total Non-Controlled Affiliates $82,975,776 $33,922,720 $(24,917,696) $(1,209,637) $(16,460,714) $74,310,449 $3,017,439
Total Affiliated Securities .... $82,975,776 $33,922,720 $(24,917,696) $(1,209,637) $(16,460,714) $74,310,449 $3,017,439
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 3,364,181 424,544 (1,474,634) (23,039) (231,599) 2,059,453 56,470 36,305
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,915,868 379,796 (301,358) (16,642) (343,970) 1,633,694 184,182 60,714
Franklin FTSE Europe ETF .... 518,116 37,995 (488,219) 68,458 (136,350) — — —
Franklin Growth Fund, Class R6 . 7,205,622 2,327,817 (2,481,396) (278,915) (1,890,842) 4,882,286 47,452 466,534
a
Franklin International Core Equity
(IU) Fund ................ 5,437,449 1,565,994 (1,563,936) (239,181) (839,221) 4,361,105 433,941 121,702
Franklin International Growth Fund,
Class R6 ................ 1,015,837 310,377 (343,891) (42,549) (269,714) 670,060 46,500 11,267
a
Franklin Systematic Style Premia
ETF .................... 227,056 229,077 (124,521) (11,224) 4,860 325,248 15,313 6,977
Franklin U.S. Core Bond ETF ... — 933,442 (251,406) (12,157) (32,133) 637,746 30,125 10,050
Franklin U.S. Core Equity (IU) Fund 11,032,966 408,310 — — (2,334,559) 9,106,717 765,270 408,310
a
Franklin U.S. Equity Index ETF . — 1,046,937 (10,108) 564 49,251 1,086,644 32,700 5,890
Franklin U.S. Large Cap Multifactor
Index ETF ............... 1,434,368 4,639,619 (1,299,745) (66,695) (455,718) 4,251,829 108,347 83,723
Franklin U.S. Low Volatility High
Dividend Index ETF ......... — 381,329 (1,903) 15 8,567 388,008 10,200 5,763
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ...... 4 6,918,602 (6,404,866) — — 513,740 513,740 6,464
Templeton Developing Markets
Trust, Class R6 ............ 2,033,777 571,642 (1,023,813) (121,250) (312,488) 1,147,868 70,120 59,742
a
Templeton Foreign Fund, Class R6 2,110,317 264,616 (1,260,657) 60,663 (77,094) 1,097,845 163,370 16,959
Western Asset Core Plus Bond
Fund, Class IS ............ 204,076 734,873 (227,655) (23,320) (35,795) 652,179 69,677 13,417
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ — $ 209,256 $ (30,204) $ (1,114) $ (7,936) $ 170,002 47,092 $ 3,577
Total Non-Controlled Affiliates $36,499,637 $21,384,226 $(17,288,312) $(706,386) $(6,904,741) $32,984,424 $1,317,394
Total Affiliated Securities .... $36,499,637 $21,384,226 $(17,288,312) $(706,386) $(6,904,741) $32,984,424 $1,317,394
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 2,028,956 479,913 (803,475) (21,085) (149,216) 1,535,093 42,092 25,957
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,222,321 242,964 (47,270) (3,875) (237,480) 1,176,660 132,656 42,641
Franklin FTSE Europe ETF .... 302,761 21,873 (279,290) 46,084 (91,428) — — —
Franklin Growth Fund, Class R6 . 4,236,751 1,617,375 (754,564) (146,642) (1,317,890) 3,635,030 35,329 345,628
a
Franklin International Core Equity
(IU) Fund ................ 3,420,945 1,133,575 (668,240) (119,580) (589,339) 3,177,361 316,155 85,048
Franklin International Growth Fund,
Class R6 ................ 593,953 260,538 (150,895) (21,399) (182,548) 499,649 34,674 8,361
a
Franklin Systematic Style Premia
ETF .................... 132,055 165,271 (51,617) (4,866) 507 241,350 11,363 5,162
Franklin U.S. Core Bond ETF ... — 592,020 (150,115) (8,108) (24,242) 409,555 19,346 6,769
Franklin U.S. Core Equity (IU) Fund 7,253,054 268,422 — — (1,534,735) 5,986,741 503,087 268,422
a
Franklin U.S. Equity Index ETF . — 775,510 (1,685) 66 34,446 808,337 24,325 4,357
Franklin U.S. Large Cap Multifactor
Index ETF ............... 839,344 3,655,655 (353,334) (33,562) (377,143) 3,730,960 95,074 69,158
Franklin U.S. Low Volatility High
Dividend Index ETF ......... — 283,940 — — 6,115 290,055 7,625 4,232
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ...... 2 4,990,248 (4,571,564) — — 418,686 418,686 4,839
Templeton Developing Markets
Trust, Class R6 ............ 1,193,793 444,722 (476,328) (96,910) (208,681) 856,596 52,327 43,829
a
Templeton Foreign Fund, Class R6 1,234,222 263,642 (663,315) 19,670 (35,804) 818,415 121,788 12,578
Western Asset Core Plus Bond
Fund, Class IS ............ 127,578 479,342 (144,195) (15,235) (28,157) 419,333 44,801 9,106
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ — $ 158,399 $ (25,164) $ (967) $ (5,327) $ 126,941 35,164 $ 2,543
Total Non-Controlled Affiliates $22,585,735 $15,833,409 $(9,141,051) $(406,409) $(4,740,922) $24,130,762 $938,630
Total Affiliated Securities .... $22,585,735 $15,833,409 $(9,141,051) $(406,409) $(4,740,922) $24,130,762 $938,630
Franklin LifeSmart™ 2060 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 121,636 141,361 (79,713) (7,012) (8,033) 168,239 4,613 2,566
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 71,054 82,590 (3,111) (439) (22,111) 127,983 14,429 4,310
Franklin FTSE Europe ETF .... 19,596 14,535 (30,164) (2,082) (1,885) — — —
Franklin Growth Fund, Class R6 . 252,340 357,387 (83,315) (12,601) (116,764) 397,047 3,859 37,708
a
Franklin International Core Equity
(IU) Fund ................ 203,327 247,306 (43,977) (9,494) (47,729) 349,433 34,770 8,211
Franklin International Growth Fund,
Class R6 ................ 36,231 54,670 (20,569) (4,336) (11,769) 54,227 3,763 908
a
Franklin Systematic Style Premia
ETF .................... 8,047 33,183 (13,057) (190) (498) 27,485 1,294 575
Franklin U.S. Core Bond ETF ... — 66,131 (17,018) (835) (2,233) 46,045 2,175 671
Franklin U.S. Core Equity (IU) Fund 381,307 355,323 (3,234) (791) (113,326) 619,279 52,040 26,573
a
Franklin U.S. Equity Index ETF . — 84,592 — — 3,469 88,061 2,650 477
Franklin U.S. Large Cap Multifactor
Index ETF ............... 50,745 517,920 (83,603) (14,393) (36,841) 433,828 11,055 8,119
Franklin U.S. Low Volatility High
Dividend Index ETF ......... — 36,931 (5,551) (122) 1,076 32,334 850 463
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ...... 16,296 1,020,665 (993,048) — — 43,913 43,913 592
Templeton Developing Markets
Trust, Class R6 ............ 71,685 107,736 (58,626) (22,854) (4,870) 93,071 5,685 4,617
a
Templeton Foreign Fund, Class R6 74,879 78,907 (61,343) (3,823) 1,379 89,999 13,393 1,372
Western Asset Core Plus Bond
Fund, Class IS ............ 7,062 55,959 (13,073) (1,271) (2,729) 45,948 4,909 916
Western Asset Short-Term Bond
Fund, Class IS ............ — 20,158 (4,536) (195) (391) 15,036 4,165 260
Total Non-Controlled Affiliates $1,314,205 $3,275,354 $(1,513,938) $(80,438) $(363,255) $2,631,928 $98,338
Total Affiliated Securities .... $1,314,205 $3,275,354 $(1,513,938) $(80,438) $(363,255) $2,631,928 $98,338
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statements of Operations.
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin LifeSmart
TM
Retirement Income Fund, so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund other than Class R6 do not exceed 0.05% and for Class R6 do not exceed 0.00% based on the average net assets of each class until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds, except Franklin LifeSmart
TM
Retirement Income Fund so that the operating expenses
(excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds other than
Class R6 do not exceed 0.45% and for Class R6 do not exceed 0.40% based on the average net assets of each class until
April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.00% based on the average net assets of the class until April 30, 2023.
h. Other Affiliated Transactions
At December 31, 2022, Templeton International Inc. owned 32.9% of Franklin LifeSmart
TM
2060 Retirement Target Fund’s
outstanding shares. Investment activities of this investment company could have a material impact on the Fund.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended December 31, 2022, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term .............................................. $ 635,970 $ 139,096 $ 1,072,652
Long term .............................................. 1,519,558 — 287,912
Total capital loss carryforwards ............................. $2,155,528 $139,096 $1,360,564
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
The tax character of distributions paid during the years ended December 31, 2022 and 2021 , was as follows:
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $2,248,419 $3,377,223 $475,536 $1,981,886
Long term capital gain .................... 456,942 181,483 766,061 1,950,792
$2,705,361 $3,558,706 $1,241,597 $3,932,678
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $1,385,227 $6,367,131 $561,153 $3,876,465
Long term capital gain .................... 2,909,205 9,604,300 1,437,869 4,673,146
$4,294,432 $15,971,431 $1,999,022 $8,549,611
Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $1,000,441 $7,271,766 $310,889 $3,560,350
Long term capital gain .................... 3,185,817 13,762,041 1,160,593 5,704,054
$4,186,258 $21,033,807 $1,471,482 $9,264,404
Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $456,616 $5,804,716 $198,223 $3,529,391
Long term capital gain .................... 2,517,614 11,340,166 1,092,340 5,842,631
$2,974,230 $17,144,882 $1,290,563 $9,372,022
Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $122,473 $2,284,264 $17,883 $78,334
Long term capital gain .................... 708,939 2,063,007 43,446 —
$831,412 $4,347,271 $61,329 $78,334
5. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
a a a a a
Cost of investments ....................... $51,315,557 $35,050,368 $117,995,471 $57,698,624
Unrealized appreciation ..................... $288,453 $1,456,220 $7,312,169 $3,324,418
Unrealized depreciation ..................... (6,512,784) (3,810,283) (10,821,369) (3,868,143)
Net unrealized appreciation (depreciation) ....... $(6,224,331) $(2,354,063) $(3,509,200) $(543,725)
Distributable earnings:
Undistributed ordinary income ................ $380,202 $298,369 $901,746 $396,782
Undistributed long term capital gains ........... — — 54,349 —
Total distributable earnings .................. $380,202 $298,369 $956,095 $396,782
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
a a a a a
Cost of investments ....................... $111,644,941 $40,293,190 $72,184,142 $32,287,328
Unrealized appreciation ..................... $8,505,770 $2,992,101 $6,892,161 $2,617,215
Unrealized depreciation ..................... (7,052,591) (1,733,901) (2,979,546) (1,043,919)
Net unrealized appreciation (depreciation) ....... $1,453,179 $1,258,200 $3,912,615 $1,573,296
Distributable earnings:
Undistributed ordinary income ................ $732,975 $204,287 $348,683 $153,904
Undistributed long term capital gains ........... 363,081 149,707 435,384 135,766
Total distributable earnings .................. $1,096,056 $353,994 $784,067 $289,670
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
a a a
Cost of investments ......................................................... $24,329,586 $3,033,554
Unrealized appreciation ....................................................... $1,135,612 $7,853
Unrealized depreciation ....................................................... (785,532) (357,762)
Net unrealized appreciation (depreciation) ......................................... $350,080 $(349,909)
Distributable earnings:
Undistributed ordinary income .................................................. $111,564 $13,118
Undistributed long term capital gains ............................................. 213,753 13,733
Total distributable earnings .................................................... $325,317 $26,851
5. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
The Funds, except for Franklin LifeSmart™ Retirement Income Fund, Franklin LifeSmart™ 2020 Retirement Target Fund,
Franklin LifeSmart™ 2030 Retirement Target Fund and Franklin LifeSmart™ 2060 Retirement Target Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2022, were as follows:
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Purchases .............................. $17,682,141 $13,004,800 $40,657,703 $32,374,492
Sales .................................. $20,403,742 $16,886,613 $43,169,024 $28,010,217
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Purchases .............................. $41,968,259 $16,875,259 $24,662,338 $15,555,435
Sales .................................. $33,926,739 $12,358,134 $21,178,827 $15,058,401
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Purchases ................................................................ $11,474,801 $2,377,369
Sales .................................................................... $6,716,524 $754,561
5. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2022, the
Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 40,426,233 $ — $ — $ 40,426,233
Index-Linked Notes :
Capital Markets ........................ — — 4 ,5 56 , 722 4,556,722
Short Term Investments ................... 108,271 — — 108,271
Total Investments in Securities ........... $40,534,504 $— $4,556,722 $45,091,226
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 32,207,067 — — 32,207,067
Short Term Investments ................... 365,822 123,416 — 489,238
Total Investments in Securities ........... $32,572,889 $123,416 $— $32,696,305

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 112,651,558 $ — $ — $ 112,651,558
Short Term Investments ................... 1,580,072 254,641 — 1,834,713
Total Investments in Securities ........... $114,231,630 $254,641 $— $114,486,271
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 56,069,941 — — 56,069,941
Short Term Investments ................... 755,711 329,247 — 1,084,958
Total Investments in Securities ........... $56,825,652 $329,247 $— $57,154,899
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 111,260,741 — — 111,260,741
Short Term Investments ................... 1,530,736 306,643 — 1,837,379
Total Investments in Securities ........... $112,791,477 $306,643 $— $113,098,120
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 40,706,993 — — 40,706,993
Short Term Investments ................... 714,891 129,506 — 844,397
Total Investments in Securities ........... $41,421,884 $129,506 $— $41,551,390
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 75,082,971 — — 75,082,971
Short Term Investments ................... 817,913 195,873 — 1,013,786
Total Investments in Securities ........... $75,900,884 $195,873 $— $76,096,757
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 33,266,395 — — 33,266,395
Short Term Investments ................... 513,740 80,489 — 594,229
Total Investments in Securities ........... $33,780,135 $80,489 $— $33,860,624
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 24,260,980 — — 24,260,980
Short Term Investments ................... 418,686 — — 418,686
Total Investments in Securities ........... $24,679,666 $— $— $24,679,666
10. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2022, the reconciliation is as follows:
The Level 3 financial instruments include Credit Suisse AG into S&P 500 Index and UBS AG into S&P 500 Index with values of
$2,502,677 and $2,054,045 respectively, which are valued using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2060 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 2,639,732 $ — $ — $ 2,639,732
Short Term Investments ................... 43,913 — — 43,913
Total Investments in Securities ........... $2,683,645 $— $— $2,683,645
a
For detailed categories, see the accompanying Schedule of Investments.
Balance at
Beginning of
Year Purchases
a
Sales
Transfer
Into
Level 3
b
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
Index-Linked Notes :
Capital Markets ..... $ — $ 2,099,912 $ — $ 3,309,448 $ — $ — $ — $ (852,638) $ 4,556,722 $ (852,638)
Total Investments in
Securities ............ $— $2,099,912 $— $3,309,448 $— $— $— $(852,638) $4,556,722 $(852,638)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
Selected Portfolio
ETF
Exchange-Traded Fund
TIPS
Treasury Inflation Protected Securities
10. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin LifeSmart™ Retirement Income Fund,
Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2025 Retirement Target Fund, Franklin LifeSmart™
2030 Retirement Target Fund, Franklin LifeSmart™ 2035 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement
Target Fund, Franklin LifeSmart™ 2045 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund, Franklin
LifeSmart™ 2055 Retirement Target Fund and Franklin LifeSmart™ 2060 Retirement Target Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting Franklin Fund Allocator Series, hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets, including the related notes, and each of the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, and the results of each of their operations for the year then ended, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United
States of America.
Franklin LifeSmart™ Retirement Income Fund, Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin
LifeSmart™ 2025 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™
2035 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2045
Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund, Franklin LifeSmart™ 2055 Retirement
Target Fund and Franklin LifeSmart™ 2060 Retirement Target Fund
(a)
Franklin LifeSmart™ 2060 Retirement Target Fund
(b)
(a) Statements of changes in net assets for each of the two years in the period ended December 31, 2022, and the financial highlights for each of the five years in the period ended December 31, 2022
(b) Statement of changes in net assets and the financial highlights for the year ended December 31, 2022, and for the period January
29, 2021 (commencement of operations) through December 31, 2021
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Fund Allocator Series
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:
Pursuant to:
Franklin
LifeSmart™
Retirement Income
Fund
Franklin
LifeSmart™ 2020
Retirement Target
Fund
Franklin
LifeSmart™ 2025
Retirement Target
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $456,942 $766,061 $2,914,785
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $314,377 $120,565 $470,268
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $485,206 $237,553 $932,673
Pursuant to:
Franklin
LifeSmart™ 2030
Retirement Target
Fund
Franklin
LifeSmart™ 2035
Retirement Target
Fund
Franklin
LifeSmart™ 2040
Retirement Target
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $1,437,869 $3,194,344 $1,162,681
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $262,466 $592,270 $244,784
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $516,335 $1,174,023 $477,739
Pursuant to:
Franklin
LifeSmart™ 2045
Retirement Target
Fund
Franklin
LifeSmart™ 2050
Retirement Target
Fund
Franklin
LifeSmart™ 2055
Retirement Target
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $2,525,672 $1,094,098 $710,565
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $493,933 $233,850 $170,874
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $970,794 $452,815 $326,360
Pursuant to:
Franklin
LifeSmart™ 2060
Retirement Target
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $43,446
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $17,525
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $33,073

Franklin Fund Allocator Series
Tax Information (unaudited)

franklintempleton.com
Annual Report
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended December 31, 2022:
Franklin
LifeSmart™
Retirement Income
Fund
Franklin
LifeSmart™ 2020
Retirement Target
Fund
Franklin
LifeSmart™ 2025
Retirement Target
Fund
Franklin
LifeSmart™ 2030
Retirement Target
Fund
Franklin
LifeSmart™ 2035
Retirement Target
Fund
Foreign Taxes Paid $4,939 $12,975 $52,482 $45,796 $67,315
Foreign Source Income
Earned $26,151 $46,505 $189,082 $110,439 $242,966
Franklin
LifeSmart™ 2040
Retirement Target
Fund
Franklin
LifeSmart™ 2045
Retirement Target
Fund
Franklin
LifeSmart™ 2050
Retirement Target
Fund
Franklin
LifeSmart™ 2055
Retirement Target
Fund
Franklin
LifeSmart™ 2060
Retirement Target
Fund
Foreign Taxes Paid $27,166 $54,996 $25,661 $18,300 $1,933
Foreign Source Income
Earned $97,451 $196,473 $91,852 $66,310 $6,990

Franklin Fund Allocator Series
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1995 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Fund Allocator Series

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019- 2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017- 2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Fund Allocator Series

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 111 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Chairman of the
Board and Trustee
Chairman Since
January 2023 and
Trustee since 2007
131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Trustee Since 2013 120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Fund Allocator Series

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President
since 2009
and Co-Secretary since
2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer -
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President -
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Fund Allocator Series

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President
since 2011
and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Fund Allocator Series
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

RTF A 02/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Fund Allocator Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Fund
Allocator Series
December 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Conservative Allocation Fund
Franklin Moderate Allocation Fund
Franklin Growth Allocation Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended December 31, 2022, the U.S.
economy showed mixed results as it continued to recover
from the COVID-19 pandemic amid declining unemployment,
rising wages and increased consumer expenditures. U.S.
gross domestic product (GDP) contracted in 2022’s first two
quarters given high trade deficits and declines in inventory and business investment, but GDP grew in the third quarter
as the trade deficit narrowed and consumer spending
continued to expand. Inflation increased during 2022’s first half to the highest level in decades, influenced by pandemic-
related supply-chain disruptions, strong consumer demand,
volatile energy and commodity prices worsened by Russia’s
invasion of Ukraine, and broader price pressures. Inflation
remained high but eased during the remainder of the year.
To combat high inflation, the U.S. Federal Reserve continued
the reversal of its quantitative easing measures, increased
its asset purchase tapering and ended purchases by March
2022. The Federal Reserve raised the federal funds target
rate by 0.25% in March, 0.50% in May, 0.75% in each
of June, July, September and November, and 0.50% in
December 2022, totaling 4.25%, increasing the rate from
0.25% to 4.50% during the period. The Federal Reserve also
stated its intention to continue reducing its U.S. Treasury, government agency debt and mortgage-backed securities
holdings, and reiterated its anticipation of ongoing rate
increases to counter inflation.
Resilient consumer demand and persistent supply-chain
disruptions contributed to higher inflation in numerous
countries and tighter monetary policies by many central
banks, which hindered the global economy and equities.
Russia’s invasion of Ukraine increased investor uncertainty, as international sanctions on Russia disrupted global
economic activity and commodity markets. New COVID
lockdowns imposed by China early in the period slowed
economic activity, and protests late in the period led China to relax its “zero-COVID” policy. In this environment, the prices of U.S. stocks, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), returned -19.44% (the index decreasing
from 4,766.18 to 3,839.50).
1,3
The prices of stocks in global
developed markets, as measured by the MSCI World
Index, returned -19.46% (the index decreasing from
3,231.727 to 2,602.685).
2,3
Investment-grade bonds, as
measured by the Bloomberg U.S. Aggregate Bond Index
(Bloomberg Index), posted a -13.01% total return (an
index decrease from 2,355.14 to 2,048.73), which includes
reinvestment of income and distributions, reflecting the rise in interest rates.
4
We recognize the important role of financial professionals
in today’s markets and encourage investors to continue to
seek their advice. Amid changing markets and economic
conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well
positioned for the years ahead.
In addition, Franklin Fund Allocator Series’ annual report
includes more detail about investment decisions during the
period. All securities markets fluctuate in value, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Fund Allocator Series
This letter reflects our analysis and opinions as of December
31, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2023, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: MSCI.
3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 -18.11% (index total return resulting in a decrease from 9,986.70 to 8,178.02) and MSCI World Index -17.73% (index total return resulting in a decrease from 14,223.137 to 11,700.992).
4. Sources: Morningstar and Bloomberg indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Economic and Market Overview 3
Franklin Conservative Allocation Fund 4
Franklin Moderate Allocation Fund 10
Franklin Growth Allocation Fund 16
Financial Highlights and Schedules of Investments 22
Financial Statements 43
Notes to Financial Statements 48
Report of Independent Registered
Public Accounting Firm 62
Tax Information 63
Board Members and Officers 64
Shareholder Information 69
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
franklintempleton.com
Annual Report
ANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net
of tax withholding when dividends are paid), posted a
-18.36% total return for the 12 months ended December
31, 2022.
1
The combination of resilient consumer demand
and persistent supply-chain disruptions contributed to
higher inflation in many countries. This inflationary pressure led many of the world’s central banks to adopt less
accommodative monetary policy in 2022, which hindered
stocks and the outlook for economic growth. Russia’s
invasion of Ukraine and the subsequent escalation of the
war also increased investor uncertainty, as international
sanctions on Russia disrupted global trade and commodity
markets. Meanwhile, shifting public health policy in China
added volatility to the global economy, as lockdowns early
in the period to quell the spread of the Omicron variant
of COVID-19 slowed economic activity, while widespread
protests late in the period led the government to relax its
strict “zero-COVID” policy.
In the U.S., gross domestic product (GDP) expanded in the
second half of the calendar year, recovering from a slight
contraction in the first half of the year when high inflation, supply constraints and record trade deficits weighed on
economic output. Rising prices precipitated a notable decline in consumer confidence despite high spending levels, robust
job growth and low unemployment. In an effort to control
inflation, the U.S. Federal Reserve (Fed) raised the federal funds target rate in March 2022 for the first time since 2018.
The Fed raised the federal funds rate again at its subsequent six meetings to end the period at a range of 4.25%–4.50%.
Furthermore, the Fed said it would continue to reduce
its bond holdings and anticipated additional interest-rate
increases at future meetings to curtail inflation.
Economic growth in the eurozone decelerated to a slightly
positive growth rate during the year. The lifting of COVID-
related restrictions in some European countries and the
summer tourism season strengthened economies. However,
the war in Ukraine disrupted supply chains, weakened the
economic outlook and contributed to record high inflation
across the eurozone, as energy prices soared. Electricity
prices hit record highs in Germany and France as coal
futures and natural gas prices climbed. Consequently, the
European Central Bank raised interest rates in July 2022 for the first time in 11 years to curtail growing inflation and raised rates in three subsequent meetings. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -15.06% total return for
the 12 months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -18.61% total return for the 12-month period.
1
Growth in
Japan remained slow, alternating between positive quarterly
GDP growth and contraction. China’s economy contracted
sharply in 2022 as COVID-related restrictions in many major
cities, including Shanghai, weakened consumer demand.
Investor concerns about the solvency of several large
property developers in China further pressured stocks in that country.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -20.09% total return
for the 12 months under review.
1
Central bank tightening,
the threat of recession, and weakening demand for
semiconductors in technology-heavy countries contributed
to the downturn. Following Russia’s invasion of Ukraine,
climbing food and energy prices kindled inflationary
pressures and raised concerns over the possibility of
government debt defaults in some countries. However,
some emerging economies, particularly in Latin America, as
well as South Africa and Saudi Arabia, benefited from rising commodity prices.
The foregoing information reflects our analysis and opinions as of December 31, 2022. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

4
franklintempleton.com
Annual Report
Franklin Conservative Allocation Fund
This annual report for Franklin Conservative Allocation Fund covers the fiscal year ended December 31, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with an acceptable level of risk.
1
The Fund is a
fund of funds, meaning that it seeks to achieve its investment goal by investing its assets primarily in other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs). The Fund is designed for investors seeking the
highest level of long-term total return that is consistent with a lower level of risk.
Performance Overview
The Fund’s Class A shares posted a -15.22% cumulative
total return for the 12 months under review. In comparison,
the Linked Franklin Conservative Allocation Fund
Benchmark-NR (Blended Benchmark-NR), which consists of
40% MSCI All Country World Index-NR and 60% Bloomberg
Multiverse Index, posted a -16.79% cumulative total return.
2
The equity benchmark, the MSCI All Country World Index
(ACWI)-NR, which measures the equity market performance
of global developed and emerging markets, posted a
-18.36% cumulative total return.
3
The Fund’s fixed income
benchmark, the Bloomberg Multiverse Index, a broad-based
measure of the global fixed income bond market, posted a
-16.01% cumulative total return.
3
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We generally attempt to hold the same underlying
Franklin Templeton and Legg Mason funds and other
fund investments (collectively, “fund investments”) in
each Allocation Fund’s portfolio, but vary the allocation
percentages of the fund investments based upon each
Allocation Fund’s risk/return level. Under normal market
conditions, we allocate the Fund’s assets among the broad
asset classes of equity and fixed income investments by
investing primarily in a distinctly-weighted combination
of underlying funds, based on each underlying fund’s
predominant asset class and strategy. These underlying
funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities, and may also have exposure to
derivative instruments.
We use the following as a general guide in allocating the
Fund’s assets among the broad asset classes: 60% fixed
income funds and 40% equity funds. When selecting
equity funds, we consider the funds’ foreign and domestic
exposure, market capitalization ranges and investment styles
(growth versus value). When selecting fixed income funds,
we focus on income as a means of diversification to help
offset the risk presented by exposure to equity investments
and on maximizing income appropriate to the Fund’s risk
profile. We also consider the duration and maturity of the
underlying funds’ portfolios.
*The asset allocation is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it perform better than its benchmark
index for the 12-month period ended December 31, 2022.
Fund selection overall was also positive.
Portfolio Composition*
12/31/22
% of Total
Net Assets
Domestic Fixed Income 54.7%
Domestic Equity 29.5%
Foreign Equity 8.2%
Foreign Fixed Income 3.9%
Alternative Strategies 0.9%
Short-Term Investments & Other Net Assets 2.8%
1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continual basis.
2. Source: FactSet. The Blended Benchmark-NR was calculated internally.
3. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
27
.

Franklin Conservative Allocation Fund
5
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Annual Report
Within equities, Franklin U.S. Core Equity (IU) Fund
contributed to relative performance due in part to its
systematic process focused on quality, value and momentum
style factors. Similarly, ClearBridge Large Cap Value Fund
and its value style bias also contributed. Franklin Growth
Fund and Franklin International Growth Fund, however, both
detracted from relative performance as growth stocks tended
to be out of favor.
Within fixed income, the shorter duration positioning of the
Franklin International Aggregate Bond ETF contributed to
relative performance in a rising interest rate environment.
Shorter duration positioning also helped Western
Asset Short-Term Bond Fund to contribute to relative
performance. Meanwhile, Western Asset Core Plus Bond
Fund underperformed as it was positioned with a view that
inflation would be short lived. Its longer duration positioning negatively impacted performance for the 12-month period.
Franklin Conservative Allocation Fund carried an effective
tactical cash position as a hedge in a declining market
environment for both equities and fixed income.
The Fund did not use derivatives during the reporting period.
Thank you for your continued participation in Franklin
Conservative Allocation Fund. We look forward to serving
your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/22
% of Total
Net Assets
a a
Franklin U.S. Core Bond ETF 20.5%
Franklin U.S. Core Equity (IU) Fund 15.1%
Western Asset Core Plus Bond Fund, Class IS 11.8%
Franklin Growth Fund, Class R6 6.5%
Franklin U.S. Treasury Bond ETF 5.7%
Western Asset Short-Term Bond Fund, Class IS 4.1%
Schwab U.S. TIPS ETF 4.1%
Franklin International Core Equity (IU) Fund 3.8%
Franklin U.S. Large Cap Multifactor Index ETF 3.5%
BrandywineGLOBAL - Global Opportunities
Bond Fund, Class IS 3.2%
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of December 31, 2022
Franklin Conservative Allocation Fund
6
franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -15.22% -19.90%
5-Year +9.63% +0.72%
10-Year +41.12% +2.92%
Advisor
1-Year -15.07% -15.07%
5-Year +10.93% +2.10%
10-Year +44.67% +3.76%
See page 8 for Performance Summary footnotes.

Franklin Conservative Allocation Fund
Performance Summary
7
franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (12/31/12–12/31/22)
Advisor Class (12/31/12–12/31/22)

Franklin Conservative Allocation Fund
Performance Summary
8
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 4/30/23 without Board consent. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Blended Benchmark-NR (40% MSCI ACWI-NR and 60% Bloomberg Multiverse Index) was calculated internally. The MSCI ACWI-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) in-
clude income net of tax withholding when dividends are paid. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high-yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.2150 $0.2386 $0.4536
C $0.1191 $0.2386 $0.3577
R $0.1862 $0.2386 $0.4248
R6 $0.2594 $0.2386 $0.4980
Advisor $0.2474 $0.2386 $0.4860
Total Annual Operating Expenses
6
Share Class
A 0.84%
Advisor 0.59%

Your Fund’s Expenses
Franklin Conservative Allocation Fund
9
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $997.30 $3.16 $1,022.05 $3.19 0.63%
C $1,000 $992.90 $6.92 $1,018.26 $7.01 1.38%
R $1,000 $996.00 $4.41 $1,020.79 $4.46 0.88%
R6 $1,000 $998.40 $1.40 $1,023.80 $1.42 0.28%
Advisor $1,000 $997.90 $1.90 $1,023.31 $1.92 0.38%

10
franklintempleton.com
Annual Report
Franklin Moderate Allocation Fund
This annual report for Franklin Moderate Allocation Fund
covers the fiscal year ended December 3 1 , 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with an acceptable level of risk.
1
The Fund is a
fund of funds, meaning that it seeks to achieve its investment goal by investing its assets primarily in other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs). The Fund is designed for investors seeking the
highest level of long-term total return that is consistent with a moderate level of risk.
Performance Overview
The Fund’s Class A shares posted a -16.14% cumulative
total return for the 12 months under review. In comparison,
the Linked Franklin Moderate Allocation Fund Benchmark-
NR (Blended Benchmark-NR), which consists of 60% MSCI
All Country World Index-NR and 40% Bloomberg Multiverse
Index, posted a -17.26% cumulative total return.
2
The
Fund’s equity benchmark, the MSCI All Country World Index
(ACWI)-NR, which measures the equity market performance
of global developed and emerging markets, posted a
-18.36% cumulative total return.
3
The Fund’s fixed income
benchmark, the Bloomberg Multiverse Index, a broad-based
measure of the global fixed income bond market, posted a
-16.01% cumulative total return.
3
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 12 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We generally attempt to hold the same underlying
Franklin Templeton and Legg Mason funds and other
fund investments (collectively, “fund investments”) in
each Allocation Fund’s portfolio, but vary the allocation
percentages of the fund investments based upon each
Allocation Fund’s risk/return level. Under normal market
conditions, we allocate the Fund’s assets among the broad
asset classes of equity and fixed income investments by
investing primarily in a distinctly-weighted combination
of underlying funds, based on each underlying fund’s
predominant asset class and strategy. These underlying
funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities, and may also have exposure to
derivative instruments.
We use the following as a general guide in allocating
the Fund’s assets among the broad asset classes: 60%
equity funds and 40% fixed income funds. When selecting
equity funds, we consider the fund investments’ foreign
and domestic exposure, market capitalization ranges and
investment styles (growth versus value). When selecting
fixed income funds, we focus on income as a means of
diversification to help offset the risk presented by exposure to equity investments and on maximizing income appropriate
to the Fund’s specific risk profile. We also consider the
duration and maturity of the underlying funds’ portfolios.
*The asset allocation is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it perform better than its benchmark
index for the 12-month period ended December 31, 2022.
Fund selection overall was also positive.
Portfolio Composition*
12/31/22
% of Total
Net Assets
Domestic Equity 45.3%
Domestic Fixed Income 35.8%
Foreign Equity 12.6%
Foreign Fixed Income 2.5%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 2.8%
1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continual basis.
2. Source: FactSet. The Blended Benchmark-NR was calculated internally.
3. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 34 .

Franklin Moderate Allocation Fund
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Annual Report
Within equities, Franklin U.S. Core Equity (IU) Fund
contributed to relative performance due in part to its
systematic process focused on quality, value and momentum
style factors. Similarly, ClearBridge Large Cap Value Fund
and its value style bias also contributed. International
developed market equities, however, detracted from
relative performance. Namely, Franklin International Growth
Fund and Franklin International Core Equity (IU) Fund
underperformed as global developed equities collectively
posted their worst annual loss since the 2008 global financial crisis.
Within fixed income, the shorter duration positioning of the
Franklin International Aggregate Bond ETF contributed to
relative performance in a rising interest rate environment.
Shorter duration positioning also helped Western
Asset Short-Term Bond Fund to contribute to relative
performance. Meanwhile, Western Asset Core Plus Bond
Fund underperformed as it was positioned with a view that
inflation would be short lived. Its longer duration positioning negatively impacted performance for the 12-month period.
Franklin Moderate Allocation Fund carried an effective
tactical cash position as a hedge in a declining market
environment for both equities and fixed income.
The Fund did not use derivatives during the reporting period.
Thank you for your continued participation in Franklin
Moderate Allocation Fund. We look forward to serving your
future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/22
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 23.1%
Franklin U.S. Core Bond ETF 13.4%
Franklin Growth Fund, Class R6 9.9%
Western Asset Core Plus Bond Fund, Class IS 7.7%
Franklin International Core Equity (IU) Fund 6.0%
Franklin U.S. Large Cap Multifactor Index ETF 5.3%
ClearBridge Large Cap Value Fund, Class IS 4.2%
Franklin U.S. Treasury Bond ETF 3.7%
Western Asset Short-Term Bond Fund, Class IS 3.0%
Schwab U.S. TIPS ETF 2.7%

Performance Summary as of December 31, 2022
Franklin Moderate Allocation Fund
12
franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/2 2
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -16.14% -20.77%
5-Year +18.34% +2.26%
10-Year +66.72% +4.65%
Advisor
1-Year -15.97% -15.97%
5-Year +19.82% +3.68%
10-Year +70.88% +5.50%
See page 14 for Performance Summary footnotes.

Franklin Moderate Allocation Fund
Performance Summary
13
franklintempleton.com
Annual Report
See page 14 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (12/31/12–12/31/22)
Advisor Class (12/31/12–12/31/22)

Franklin Moderate Allocation Fund
Performance Summary
14
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Bond prices gen-
erally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline.
Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 4/30/23 without Board consent. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Blended Benchmark-NR (60% MSCI ACWI-NR and 40% Bloomberg Multiverse Index) was calculated internally. The MSCI ACWI-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) in-
clude income net of tax withholding when dividends are paid. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high-yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1688 $0.3801 $0.5489
C $0.0876 $0.3801 $0.4677
R $0.1383 $0.3801 $0.5184
R6 $0.2166 $0.3801 $0.5967
Advisor $0.2031 $0.3801 $0.5832
Total Annual Operating Expenses
6
Share Class
A 0.85%
Advisor 0.60%

Your Fund’s Expenses
Franklin Moderate Allocation Fund
15
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,008.00 $3.17 $1,022.05 $3.19 0.63%
C $1,000 $1,003.30 $6.95 $1,018.27 $7.00 1.38%
R $1,000 $1,006.60 $4.43 $1,020.79 $4.47 0.88%
R6 $1,000 $1,009.20 $1.37 $1,023.85 $1.38 0.27%
Advisor $1,000 $1,008.50 $1.91 $1,023.31 $1.92 0.38%

16
franklintempleton.com
Annual Report
Franklin Growth Allocation Fund
This annual report for Franklin Growth Allocation Fund
covers the fiscal year ended December 31, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with an acceptable level of risk.
1
The Fund is a
fund of funds, meaning that it seeks to achieve its investment goal by investing its assets primarily in other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs). The Fund is designed for investors seeking the
highest level of long-term total return that is consistent with a higher level of risk.
Performance Overview
The Fund’s Class A shares posted a -17.16% cumulative
total return for the 12 months under review. In comparison,
the Linked Franklin Growth Allocation Fund Benchmark-NR
(Blended Benchmark-NR), which consists of 80% MSCI All
Country World Index-NR and 20% Bloomberg Multiverse
Index, posted a -17.77% cumulative total return.
2
The
Fund’s equity benchmark, the MSCI All Country World Index
(ACWI)-NR, which measures the equity market performance
of global developed and emerging markets, posted a
-18.36% cumulative total return.
3
The Fund’s fixed income
benchmark, the Bloomberg Multiverse Index, a broad-based
measure of the global fixed income bond market, posted a
-16.01% cumulative total return.
3
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 18 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We generally attempt to hold the same underlying
Franklin Templeton and Legg Mason funds and other
fund investments (collectively, “fund investments”) in
each Allocation Fund’s portfolio, but vary the allocation
percentages of the fund investments based upon each
Allocation Fund’s risk/return level. Under normal market
conditions, we allocate the Fund’s assets among the broad
asset classes of equity and fixed income investments by
investing primarily in a distinctly-weighted combination
of underlying funds, based on each underlying fund’s
predominant asset class and strategy. These underlying
funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities, and may also have exposure to
derivative instruments.
We use the following as a general guide in allocating
the Fund’s assets among the broad asset classes: 80%
equity funds and 20% fixed income funds. When selecting
equity funds, we consider the fund investments’ foreign
and domestic exposure, market capitalization ranges and
investment styles (growth versus value). When selecting
fixed income funds, we focus on income as a means of
diversification to help offset the risk presented by exposure to equity investments and on maximizing income appropriate
to the Fund’s risk profile. We also consider the duration and maturity of the underlying funds’ portfolios.
*The asset allocation is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it perform better than its benchmark
index for the 12-month period ended December 31, 2022.
Fund selection overall was also positive.
Portfolio Composition*
12/31/22
% of Total
Net Assets
Domestic Equity 60.8%
Domestic Fixed Income 17.3%
Foreign Equity 16.8%
Foreign Fixed Income 1.4%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 2.7%
1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continual basis.
2. Source: FactSet. The Blended Benchmark-NR was calculated internally.
3. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
41
.

Franklin Growth Allocation Fund
17
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Annual Report
Within equities, Franklin U.S. Core Equity (IU) Fund
contributed to relative performance due in part to its
systematic process focused on quality, value and momentum
style factors. Similarly, ClearBridge Large Cap Value Fund
and its value style bias also contributed. International
developed market equities, however, detracted from
relative performance. Namely, Franklin International Growth
Fund and Franklin International Core Equity (IU) Fund
underperformed as global developed equities collectively
posted their worst annual loss since the 2008 global financial crisis. Franklin Growth Allocation Fund carried an effective tactical cash position as a hedge in a declining market
environment for both equities and fixed income.
The Fund did not use derivatives during the reporting period.
Thank you for your continued participation in Franklin Growth
Allocation Fund. We look forward to serving your future
investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/22
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 29.2%
Franklin Growth Fund, Class R6 13.4%
Franklin U.S. Large Cap Multifactor Index ETF 8.5%
Franklin International Core Equity (IU) Fund 8.1%
Franklin U.S. Core Bond ETF 6.1%
ClearBridge Large Cap Value Fund, Class IS 5.7%
Western Asset Core Plus Bond Fund, Class IS 3.5%
Franklin U.S. Equity Index ETF 3.0%
Franklin Emerging Market Core Equity (IU) Fund 2.5%
Templeton Foreign Fund, Class R6 1.9%

Performance Summary as of December 31, 2022
Franklin Growth Allocation Fund
18
franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -17.16% -21.71%
5-Year +25.99% +3.55%
10-Year +98.00% +6.47%
Advisor
1-Year -16.99% -16.99%
5-Year +27.57% +4.99%
10-Year +102.98% +7.34%
See page 20 for Performance Summary footnotes.

Franklin Growth Allocation Fund
Performance Summary
19
franklintempleton.com
Annual Report
See page 20 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (12/31/12–12/31/22)
Advisor Class (12/31/12–12/31/22)

Franklin Growth Allocation Fund
Performance Summary
20
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Growth stock prices reflect projections of future earnings or revenues, and can therefore fall dramatically if the company fails to meet those projections. Value securities may not increase in price as anticipated or may decline further in value. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 4/30/23 without Board consent. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Blended Benchmark-NR (80% MSCI ACWI-NR and 20% Bloomberg Multiverse Index) was calculated internally. The MSCI ACWI-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) in-
clude income net of tax withholding when dividends are paid. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high-yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1821 $0.5946 $0.7767
C $0.0896 $0.5946 $0.6842
R $0.1507 $0.5946 $0.7453
R6 $0.2296 $0.5946 $0.8242
Advisor $0.2137 $0.5946 $0.8083
Total Annual Operating Expenses
6
Share Class
A 0.89%
Advisor 0.64%

Your Fund’s Expenses
Franklin Growth Allocation Fund
21
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,018.60 $3.35 $1,021.88 $3.36 0.66%
C $1,000 $1,014.40 $7.15 $1,018.10 $7.17 1.41%
R $1,000 $1,016.90 $4.62 $1,020.62 $4.63 0.91%
R6 $1,000 $1,019.90 $1.41 $1,023.81 $1.42 0.28%
Advisor $1,000 $1,019.80 $2.08 $1,023.14 $2.09 0.41%

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.89 $14.95 $14.08 $13.33 $14.86
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.27 0.23 0.22 0.32 0.39
Net realized and unrealized gains (losses) ........... (2.53) 0.99 1.05 1.43 (0.90)
Total from investment operations .................... (2.26) 1.22 1.27 1.75 (0.51)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.22) (0.35) (0.23) (0.33) (0.38)
Net realized gains ............................. (0.24) (0.93) (0.17) (0.67) (0.64)
Total distributions ............................... (0.46) (1.28) (0.40) (1.00) (1.02)
Net asset value, end of year ....................... $12.17 $14.89 $14.95 $14.08 $13.33
Total return
d
................................... (15.22)% 8.18% 9.30% 13.25% (3.44)%
Ratios to average net assets
Expenses
e ,f
.................................... 0.63%
g
0.62% 0.63% 0.63%
g
0.63%
g
Net investment income
c
........................... 2.08% 1.47% 1.54% 2.25% 2.57%
Supplemental data
Net assets, end of year (000’s) ..................... $796,888 $1,081,071 $941,777 $839,134 $778,221
Portfolio turnover rate ............................ 37.16% 61.92% 48.36% 86.76% 30.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.54 $14.62 $13.77 $13.06 $14.57
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.16 0.09 0.10 0.20 0.24
Net realized and unrealized gains (losses) ........... (2.47) 0.99 1.05 1.40 (0.84)
Total from investment operations .................... (2.31) 1.08 1.15 1.60 (0.60)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.12) (0.23) (0.13) (0.22) (0.27)
Net realized gains ............................. (0.24) (0.93) (0.17) (0.67) (0.64)
Total distributions ............................... (0.36) (1.16) (0.30) (0.89) (0.91)
Net asset value, end of year ....................... $11.87 $14.54 $14.62 $13.77 $13.06
Total return
d
................................... (15.90)% 7.40% 8.51% 12.35% (4.14)%
Ratios to average net assets
Expenses
e , f
.................................... 1.38%
g
1.37% 1.38% 1.38%
g
1.38%
g
Net investment income
c
........................... 1.24% 0.61% 0.76% 1.50% 1.82%
Supplemental data
Net assets, end of year (000’s) ..................... $89,012 $152,244 $212,656 $252,407 $285,547
Portfolio turnover rate ............................ 37.16% 61.92% 48.36% 86.76% 30.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.83 $14.88 $14.02 $13.28 $14.80
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.24 0.18 0.18 0.28 0.33
Net realized and unrealized gains (losses) ........... (2.53) 1.01 1.05 1.42 (0.87)
Total from investment operations .................... (2.29) 1.19 1.23 1.70 (0.54)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.19) (0.31) (0.20) (0.29) (0.34)
Net realized gains ............................. (0.24) (0.93) (0.17) (0.67) (0.64)
Total distributions ............................... (0.43) (1.24) (0.37) (0.96) (0.98)
Net asset value, end of year ....................... $12.11 $14.83 $14.88 $14.02 $13.28
Total return .................................... (15.48)% 7.99% 8.98% 12.93% (3.64)%
Ratios to average net assets
Expenses
d ,e
.................................... 0.88%
f
0.87% 0.88% 0.88%
f
0.88%
f
Net investment income
c
........................... 1.87% 1.14% 1.28% 2.00% 2.32%
Supplemental data
Net assets, end of year (000’s) ..................... $45,036 $55,629 $66,208 $71,153 $80,338
Portfolio turnover rate ............................ 37.16% 61.92% 48.36% 86.76% 30.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
0
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.87 $14.92 $14.06 $13.31 $14.84
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.32 0.28 0.26 0.36 0.44
Net realized and unrealized gains (losses) ........... (2.55) 1.00 1.05 1.44 (0.90)
Total from investment operations .................... (2.23) 1.28 1.31 1.80 (0.46)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.26) (0.40) (0.28) (0.38) (0.43)
Net realized gains ............................. (0.24) (0.93) (0.17) (0.67) (0.64)
Total distributions ............................... (0.50) (1.33) (0.45) (1.05) (1.07)
Net asset value, end of year ....................... $12.14 $14.87 $14.92 $14.06 $13.31
Total return .................................... (15.01)% 8.60% 9.61% 13.64% (3.11)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.40% 0.39% 0.40% 0.42% 0.40%
Expenses net of waiver and payments by affiliates
d
...... 0.29%
e
0.30% 0.30% 0.31%
e
0.29%
e
Net investment income
c
........................... 2.45% 1.78% 1.86% 2.57% 2.91%
Supplemental data
Net assets, end of year (000’s) ..................... $2,274 $2,852 $2,537 $2,364 $2,253
Portfolio turnover rate ............................ 37.16% 61.92% 48.36% 86.76% 30.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2022.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.89 $14.95 $14.08 $13.33 $14.86
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.29 0.27 0.25 0.36 0.43
Net realized and unrealized gains (losses) ........... (2.53) 0.99 1.06 1.43 (0.90)
Total from investment operations .................... (2.24) 1.26 1.31 1.79 (0.47)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.25) (0.39) (0.27) (0.37) (0.42)
Net realized gains ............................. (0.24) (0.93) (0.17) (0.67) (0.64)
Total distributions ............................... (0.49) (1.32) (0.44) (1.04) (1.06)
Net asset value, end of year ....................... $12.16 $14.89 $14.95 $14.08 $13.33
Total return .................................... (15.07)% 8.45% 9.58% 13.53% (3.19)%
Ratios to average net assets
Expenses
d ,e
.................................... 0.38%
f
0.37% 0.38% 0.38%
f
0.38%
f
Net investment income
c
........................... 2.20% 1.72% 1.79% 2.50% 2.82%
Supplemental data
Net assets, end of year (000’s) ..................... $30,231 $54,537 $48,041 $44,022 $38,031
Portfolio turnover rate ............................ 37.16% 61.92% 48.36% 86.76% 30.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23 % for the year ended December 31, 2022.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2022
Franklin Conservative Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.2%
Alternative Strategies 0.9%
a
Franklin Systematic Style Premia ETF .................................... 432,351 $ 9,183,135
Domestic Equity 29.5%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 720,030 26,259,497
a
Franklin Growth Fund, Class R6 ........................................ 604,999 62,248,347
a
Franklin U.S. Core Equity (IU) Fund ..................................... 12,245,561 145,722,174
a
Franklin U.S. Equity Index ETF ......................................... 358,250 11,904,898
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 855,378 33,567,342
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 131,925 5,018,427
284,720,685
Domestic Fixed Income 54.7%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 3,512,728 30,701,244
a
Franklin Investment Grade Corporate ETF ................................. 1,224,889 25,563,434
a
Franklin U.S. Core Bond ETF .......................................... 9,314,891 197,196,243
a
Franklin U.S. Treasury Bond ETF ....................................... 2,647,662 54,806,603
iShares Floating Rate Bond ETF ........................................ 492,200 24,772,426
Schwab U.S. TIPS ETF ............................................... 755,000 39,101,451
a
Western Asset Core Plus Bond Fund, Class IS ............................. 12,126,117 113,500,451
a
Western Asset Short-Term Bond Fund, Class IS ............................ 11,012,944 39,756,727
525,398,579
Foreign Equity 8.2%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 1,377,786 12,220,962
a
Franklin International Core Equity (IU) Fund ............................... 3,685,649 37,040,769
a,b
Franklin International Growth Fund, Class R6 .............................. 381,073 5,491,269
iShares Core MSCI EAFE ETF ......................................... 114,740 7,072,574
a
Templeton Developing Markets Trust, Class R6 ............................. 514,181 8,417,149
a
Templeton Foreign Fund, Class R6 ...................................... 1,341,145 9,012,492
79,255,215
Foreign Fixed Income 3.9%
a
Franklin High Yield Corporate ETF ...................................... 883,783 19,487,415
a
Franklin International Aggregate Bond ETF ................................ 961,041 18,456,792
37,944,207
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$976,065,512) ...............................................................
936,501,821
a a a a
Short Term Investments 2.6%
a
Money Market Funds 2.2%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .................. 21,171,800 21,171,800
Total Money Market Funds (Cost $21,171,800) ..................................
21,171,800

Franklin Fund Allocator Series
Schedule of Investments
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.4%
d
Joint Repurchase Agreement, 4.22%, 1/03/23 (Maturity Value $4,274,880)
BNP Paribas Securities Corp. (Maturity Value $490,457)
Deutsche Bank Securities, Inc. (Maturity Value $449,333)
HSBC Securities (USA), Inc. (Maturity Value $3,335,090)
Collateralized by U.S. Government Agency Securities, 1.75% - 7%, 7/02/24 -
12/15/52; U.S. Government Agency Strips, 1/15/23 - 2/15/42; and U.S. Treasury
Notes, 0.13% - 0.5%, 10/15/23 - 3/31/25 (valued at $4,359,185) ............... $ 4,272,876 $ 4,272,876
Total Repurchase Agreements (Cost $4,272,876) ................................
4,272,876
Total Short Term Investments (Cost $25,444,676 ) ................................
25,444,676
a
Total Investments (Cost $1,001,510,188) 99.8% ..................................
$961,946,497
Other Assets, less Liabilities 0.2% .............................................
1,494,185
Net Assets 100.0% ...........................................................
$963,440,682
See Abbreviations on page 61 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.08 $16.17 $15.08 $14.06 $16.11
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.22 0.22 0.19 0.28 0.34
Net realized and unrealized gains (losses) ........... (2.82) 1.77 1.60 2.15 (1.11)
Total from investment operations .................... (2.60) 1.99 1.79 2.43 (0.77)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.17) (0.41) (0.22) (0.28) (0.33)
Net realized gains ............................. (0.38) (1.67) (0.48) (1.13) (0.95)
Total distributions ............................... (0.55) (2.08) (0.70) (1.41) (1.28)
Net asset value, end of year ....................... $12.93 $16.08 $16.17 $15.08 $14.06
Total return
d
................................... (16.14)% 12.38% 12.37% 17.40% (4.82)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.63% 0.63% 0.64% 0.63% 0.63%
Expenses net of waiver and payments by affiliates
e
...... 0.63%
f,g
0.62% 0.64%
f,g
0.63%
f,g
0.63%
f
Net investment income
c
........................... 1.59% 1.29% 1.29% 1.78% 2.02%
Supplemental data
Net assets, end of year (000’s) ..................... $1,349,466 $1,794,149 $1,573,566 $1,456,531 $1,318,198
Portfolio turnover rate ............................ 33.29% 56.07% 44.49% 71.70% 33.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2022.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.49 $15.64 $14.60 $13.65 $15.66
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.11 0.07 0.07 0.15 0.17
Net realized and unrealized gains (losses) ........... (2.72) 1.73 1.56 2.09 (1.02)
Total from investment operations .................... (2.61) 1.80 1.63 2.24 (0.85)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.09) (0.28) (0.11) (0.16) (0.21)
Net realized gains ............................. (0.38) (1.67) (0.48) (1.13) (0.95)
Total distributions ............................... (0.47) (1.95) (0.59) (1.29) (1.16)
Net asset value, end of year ....................... $12.41 $15.49 $15.64 $14.60 $13.65
Total return
d
................................... (16.85)% 11.55% 11.57% 16.52% (5.54)%
Ratios to average net assets
Expenses
e ,f
.................................... 1.38%
g
1.37% 1.39%
g
1.38%
g
1.38%
Net investment income
c
........................... 0.79% 0.43% 0.50% 1.03% 1.27%
Supplemental data
Net assets, end of year (000’s) ..................... $130,268 $205,894 $289,283 $339,845 $375,494
Portfolio turnover rate ............................ 33.29% 56.07% 44.49% 71.70% 33.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2022.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.05 $16.15 $15.05 $14.04 $16.08
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.19 0.17 0.15 0.23 0.27
Net realized and unrealized gains (losses) ........... (2.82) 1.77 1.61 2.15 (1.07)
Total from investment operations .................... (2.63) 1.94 1.76 2.38 (0.80)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.14) (0.37) (0.18) (0.24) (0.29)
Net realized gains ............................. (0.38) (1.67) (0.48) (1.13) (0.95)
Total distributions ............................... (0.52) (2.04) (0.66) (1.37) (1.24)
Net asset value, end of year ....................... $12.90 $16.05 $16.15 $15.05 $14.04
Total return .................................... (16.37)% 12.05% 12.17% 17.05% (5.04)%
Ratios to average net assets
Expenses
d , e
.................................... 0.88%
f
0.87% 0.89%
f
0.88%
f
0.88%
Net investment income
c
........................... 1.34% 1.01% 1.01% 1.53% 1.77%
Supplemental data
Net assets, end of year (000’s) ..................... $52,069 $69,211 $68,789 $78,999 $87,277
Portfolio turnover rate ............................ 33.29% 56.07% 44.49% 71.70% 33.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2022.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.08 $16.17 $15.08 $14.06 $16.11
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.27 0.27 0.24 0.34 0.41
Net realized and unrealized gains (losses) ........... (2.83) 1.78 1.60 2.15 (1.12)
Total from investment operations .................... (2.56) 2.05 1.84 2.49 (0.71)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.22) (0.47) (0.27) (0.34) (0.39)
Net realized gains ............................. (0.38) (1.67) (0.48) (1.13) (0.95)
Total distributions ............................... (0.60) (2.14) (0.75) (1.47) (1.34)
Net asset value, end of year ....................... $12.92 $16.08 $16.17 $15.08 $14.06
Total return .................................... (15.91)% 12.74% 12.76% 17.81% (4.49)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.33% 0.33% 0.33% 0.34% 0.35%
Expenses net of waiver and payments by affiliates
d
...... 0.28%
e
0.30% 0.30%
e
0.29%
e
0.29%
Net investment income
c
........................... 1.97% 1.60% 1.61% 2.12% 2.36%
Supplemental data
Net assets, end of year (000’s) ..................... $6,065 $7,261 $6,767 $6,666 $5,141
Portfolio turnover rate ............................ 33.29% 56.07% 44.49% 71.70% 33.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2022.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.10 $16.19 $15.09 $14.07 $16.12
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.25 0.27 0.23 0.32 0.39
Net realized and unrealized gains (losses) ........... (2.83) 1.76 1.61 2.15 (1.11)
Total from investment operations .................... (2.58) 2.03 1.84 2.47 (0.72)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.20) (0.45) (0.26) (0.32) (0.38)
Net realized gains ............................. (0.38) (1.67) (0.48) (1.13) (0.95)
Total distributions ............................... (0.58) (2.12) (0.74) (1.45) (1.33)
Net asset value, end of year ....................... $12.94 $16.10 $16.19 $15.09 $14.07
Total return .................................... (15.97)% 12.64% 12.72% 17.68% (4.57)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.38% 0.38% 0.39% 0.38% 0.38%
Expenses net of waiver and payments by affiliates
d
...... 0.38%
e,f
0.37% 0.39%
e,f
0.38%
e,f
0.38%
e
Net investment income
c
........................... 1.78% 1.55% 1.53% 2.03% 2.27%
Supplemental data
Net assets, end of year (000’s) ..................... $48,288 $78,346 $66,421 $61,026 $55,052
Portfolio turnover rate ............................ 33.29% 56.07% 44.49% 71.70% 33.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22 % for the year ended December 31, 2022.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2022
Franklin Moderate Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.2%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 709,898 $ 15,078,234
Domestic Equity 45.3%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 1,810,484 66,028,359
a
Franklin Growth Fund, Class R6 ........................................ 1,520,824 156,477,591
a
Franklin U.S. Core Equity (IU) Fund ..................................... 30,834,587 366,931,589
a
Franklin U.S. Equity Index ETF ......................................... 932,375 30,983,474
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 2,131,067 83,628,823
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 332,000 12,629,280
716,679,116
Domestic Fixed Income 35.8%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 3,460,245 30,242,539
a
Franklin Investment Grade Corporate ETF ................................. 1,321,398 27,577,576
a
Franklin U.S. Core Bond ETF .......................................... 10,048,991 212,737,140
a
Franklin U.S. Treasury Bond ETF ....................................... 2,856,322 59,125,865
iShares Floating Rate Bond ETF ........................................ 530,975 26,723,972
Schwab U.S. TIPS ETF ............................................... 814,542 42,185,130
a
Western Asset Core Plus Bond Fund, Class IS ............................. 13,081,834 122,445,969
a
Western Asset Short-Term Bond Fund, Class IS ............................ 13,374,472 48,281,843
569,320,034
Foreign Equity 12.6%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,436,822 30,484,612
a
Franklin International Core Equity (IU) Fund ............................... 9,472,634 95,199,975
a,b
Franklin International Growth Fund, Class R6 .............................. 966,886 13,932,824
iShares Core MSCI EAFE ETF ......................................... 275,447 16,978,553
a
Templeton Developing Markets Trust, Class R6 ............................. 1,301,233 21,301,187
a
Templeton Foreign Fund, Class R6 ...................................... 3,402,474 22,864,626
200,761,777
Foreign Fixed Income 2.5%
a
Franklin High Yield Corporate ETF ...................................... 953,445 21,023,462
a
Franklin International Aggregate Bond ETF ................................ 947,713 18,200,828
39,224,290
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,517,280,028) ..............................................................
1,541,063,451
a a a a
Short Term Investments 2.5%
a
Money Market Funds 2.2%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .................. 34,816,251 34,816,251
Total Money Market Funds (Cost $34,816,251) ..................................
34,816,251

Franklin Fund Allocator Series
Schedule of Investments
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.3%
d
Joint Repurchase Agreement, 4.22%, 1/03/23 (Maturity Value $4,574,851)
BNP Paribas Securities Corp. (Maturity Value $524,872)
Deutsche Bank Securities, Inc. (Maturity Value $480,863)
HSBC Securities (USA), Inc. (Maturity Value $3,569,116)
Collateralized by U.S. Government Agency Securities, 1.75% - 7%, 7/02/24 -
12/15/52; U.S. Government Agency Strips, 1/15/23 - 2/15/42; and U.S. Treasury
Notes, 0.13% - 0.5%, 10/15/23 - 3/31/25 (valued at $4,665,072) ............... $ 4,572,707 $ 4,572,707
Total Repurchase Agreements (Cost $4,572,707) ................................
4,572,707
Total Short Term Investments (Cost $39,388,958 ) ................................
39,388,958
a
Total Investments (Cost $1,556,668,986) 99.7% ..................................
$1,580,452,409
Other Assets, less Liabilities 0.3% .............................................
5,703,966
Net Assets 100.0% ...........................................................
$1,586,156,375
See Abbreviations on page 61 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.99 $19.64 $18.13 $16.54 $19.34
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.20 0.23 0.19 0.25 0.30
Net realized and unrealized gains (losses) ........... (3.65) 2.97 2.32 3.36 (1.54)
Total from investment operations .................... (3.45) 3.20 2.51 3.61 (1.24)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.18) (0.48) (0.22) (0.25) (0.30)
Net realized gains ............................. (0.59) (2.37) (0.78) (1.77) (1.26)
Total distributions ............................... (0.77) (2.85) (1.00) (2.02) (1.56)
Net asset value, end of year ....................... $15.77 $19.99 $19.64 $18.13 $16.54
Total return
d
................................... (17.16)% 16.41% 14.58% 21.90% (6.45)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.67% 0.66% 0.68% 0.68% 0.67%
Expenses net of waiver and payments by affiliates
e
...... 0.66%
f
0.66%
g
0.67%
f
0.65%
f
0.65%
f
Net investment income
c
........................... 1.15% 1.07% 1.07% 1.32% 1.48%
Supplemental data
Net assets, end of year (000’s) ..................... $977,212 $1,258,769 $1,074,822 $974,391 $837,327
Portfolio turnover rate ............................ 29.59% 59.90% 39.22% 63.65% 30.79%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2022.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.24 $19.03 $17.62 $16.12 $18.81
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.06 0.04 0.05 0.10 0.10
Net realized and unrealized gains (losses) ........... (3.50) 2.91 2.25 3.27 (1.43)
Total from investment operations .................... (3.44) 2.95 2.30 3.37 (1.33)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.09) (0.37) (0.11) (0.10) (0.10)
Net realized gains ............................. (0.59) (2.37) (0.78) (1.77) (1.26)
Total distributions ............................... (0.68) (2.74) (0.89) (1.87) (1.36)
Net asset value, end of year ....................... $15.12 $19.24 $19.03 $17.62 $16.12
Total return
d
................................... (17.82)% 15.59% 13.74% 20.95% (7.13)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.42% 1.41% 1.42% 1.43% 1.42%
Expenses net of waiver and payments by affiliates
e
...... 1.41%
f
1.41%
g
1.42%
f,g
1.40%
f
1.40%
f
Net investment income
c
........................... 0.36% 0.20% 0.28% 0.57% 0.73%
Supplemental data
Net assets, end of year (000’s) ..................... $95,210 $141,604 $186,526 $202,689 $206,933
Portfolio turnover rate ............................ 29.59% 59.90% 39.22% 63.65% 30.79%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2022.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.68 $19.38 $17.89 $16.34 $19.10
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.15 0.16 0.14 0.18 0.22
Net realized and unrealized gains (losses) ........... (3.59) 2.93 2.30 3.33 (1.49)
Total from investment operations .................... (3.44) 3.09 2.44 3.51 (1.27)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.15) (0.42) (0.17) (0.19) (0.23)
Net realized gains ............................. (0.59) (2.37) (0.78) (1.77) (1.26)
Total distributions ............................... (0.74) (2.79) (0.95) (1.96) (1.49)
Net asset value, end of year ....................... $15.50 $19.68 $19.38 $17.89 $16.34
Total return .................................... (17.40)% 16.14% 14.30% 21.56% (6.68)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.92% 0.91% 0.92% 0.93% 0.92%
Expenses net of waiver and payments by affiliates
d
...... 0.91%
e
0.91%
f
0.92%
e,f
0.90%
e
0.90%
e
Net investment income
c
........................... 0.88% 0.77% 0.77% 1.07% 1.23%
Supplemental data
Net assets, end of year (000’s) ..................... $37,341 $54,097 $54,297 $62,973 $72,100
Portfolio turnover rate ............................ 29.59% 59.90% 39.22% 63.65% 30.79%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2022.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.10 $19.73 $18.20 $16.60 $19.40
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.26 0.29 0.26 0.32 0.40
Net realized and unrealized gains (losses) ........... (3.68) 3.01 2.34 3.37 (1.57)
Total from investment operations .................... (3.42) 3.30 2.60 3.69 (1.17)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.23) (0.56) (0.29) (0.32) (0.37)
Net realized gains ............................. (0.59) (2.37) (0.78) (1.77) (1.26)
Total distributions ............................... (0.82) (2.93) (1.07) (2.09) (1.63)
Net asset value, end of year ....................... $15.86 $20.10 $19.73 $18.20 $16.60
Total return .................................... (16.92)% 16.85% 15.06% 22.30% (6.07)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.34% 0.34% 0.35% 0.37% 0.36%
Expenses net of waiver and payments by affiliates
d
...... 0.29%
e
0.30% 0.30%
e
0.27%
e
0.28%
e
Net investment income
c
........................... 1.51% 1.37% 1.44% 1.70% 1.85%
Supplemental data
Net assets, end of year (000’s) ..................... $4,071 $5,434 $5,592 $4,806 $4,224
Portfolio turnover rate ............................ 29.59% 59.90% 39.22% 63.65% 30.79%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2022.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
a
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.12 $19.76 $18.22 $16.61 $19.42
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.24 0.28 0.24 0.30 0.36
Net realized and unrealized gains (losses) ........... (3.68) 2.98 2.34 3.38 (1.56)
Total from investment operations .................... (3.44) 3.26 2.58 3.68 (1.20)
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.21) (0.53) (0.26) (0.30) (0.35)
Net realized gains ............................. (0.59) (2.37) (0.78) (1.77) (1.26)
Total distributions ............................... (0.80) (2.90) (1.04) (2.07) (1.61)
Net asset value, end of year ....................... $15.88 $20.12 $19.76 $18.22 $16.61
Total return .................................... (16.99)% 16.71% 14.90% 22.22% (6.23)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.42% 0.41% 0.43% 0.43% 0.42%
Expenses net of waiver and payments by affiliates
d
...... 0.41%
e
0.41%
f
0.42%
e
0.40%
e
0.40%
e
Net investment income
c
........................... 1.39% 1.32% 1.32% 1.57% 1.73%
Supplemental data
Net assets, end of year (000’s) ..................... $43,957 $60,851 $51,693 $44,684 $38,685
Portfolio turnover rate ............................ 29.59% 59.90% 39.22% 63.65% 30.79%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22 % for the year ended December 31, 2022.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2022
Franklin Growth Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.3%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 521,782 $ 11,082,650
Domestic Equity 60.8%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 1,794,513 65,445,907
a
Franklin Growth Fund, Class R6 ........................................ 1,508,486 155,208,167
a
Franklin U.S. Core Equity (IU) Fund ..................................... 28,371,247 337,617,838
a
Franklin U.S. Equity Index ETF ......................................... 1,042,925 34,657,128
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 2,516,976 98,772,934
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 328,125 12,481,875
704,183,849
Domestic Fixed Income 17.3%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 1,695,570 14,819,283
a
Franklin Investment Grade Corporate ETF ................................. 436,322 9,106,040
a
Franklin U.S. Core Bond ETF .......................................... 3,318,263 70,247,628
a
Franklin U.S. Treasury Bond ETF ....................................... 943,118 19,522,543
iShares Floating Rate Bond ETF ........................................ 175,300 8,822,849
Schwab U.S. TIPS ETF ............................................... 268,915 13,927,108
a
Western Asset Core Plus Bond Fund, Class IS ............................. 4,319,642 40,431,845
a
Western Asset Short-Term Bond Fund, Class IS ............................ 6,179,727 22,308,813
199,186,109
Foreign Equity 16.8%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,297,494 29,248,769
a
Franklin International Core Equity (IU) Fund ............................... 9,346,931 93,936,658
a,b
Franklin International Growth Fund, Class R6 .............................. 953,309 13,737,178
iShares Core MSCI EAFE ETF ......................................... 244,022 15,041,516
a
Templeton Developing Markets Trust, Class R6 ............................. 1,308,871 21,426,214
a
Templeton Foreign Fund, Class R6 ...................................... 3,354,208 22,540,275
195,930,610
Foreign Fixed Income 1.4%
a
Franklin High Yield Corporate ETF ...................................... 314,781 6,940,921
a
Franklin International Aggregate Bond ETF ................................ 463,174 8,895,257
15,836,178
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,050,724,568) ..............................................................
1,126,219,396
a a a a
Short Term Investments 2.8%
a
Money Market Funds 2.1%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .................. 23,941,645 23,941,645
Total Money Market Funds (Cost $23,941,645) ..................................
23,941,645

Franklin Fund Allocator Series
Schedule of Investments
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.7%
d
Joint Repurchase Agreement, 4.22%, 1/03/23 (Maturity Value $8,476,500)
BNP Paribas Securities Corp. (Maturity Value $972,509)
Deutsche Bank Securities, Inc. (Maturity Value $890,965)
HSBC Securities (USA), Inc. (Maturity Value $6,613,026)
Collateralized by U.S. Government Agency Securities, 1.75% - 7%, 7/02/24 -
12/15/52; U.S. Government Agency Strips, 1/15/23 - 2/15/42; and U.S. Treasury
Notes, 0.13% - 0.5%, 10/15/23 - 3/31/25 (valued at $8,643,665) ............... $ 8,472,527 $ 8,472,527
Total Repurchase Agreements (Cost $8,472,527) ................................
8,472,527
Total Short Term Investments (Cost $32,414,172 ) ................................
32,414,172
a
Total Investments (Cost $1,083,138,740) 100.1% ................................
$1,158,633,568
Other Assets, less Liabilities (0.1)% ...........................................
(843,017)
Net Assets 100.0% ...........................................................
$1,157,790,551
See Abbreviations on page 61 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
December 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $78,168,081 $94,805,433 $41,977,536
Cost - Controlled affiliates (Note 3f) .......................... — 35,072,914 33,545,630
Cost - Non-controlled affiliates (Note 3 f ) ...................... 919,069,231 1,422,217,932 999,143,047
Cost - Unaffiliated repurchase agreements .................... 4,272,876 4,572,707 8,472,527
Value - Unaffiliated issuers ................................ $70,946,451 $85,887,655 $37,791,473
Value - Controlled affiliates (Note 3f) ......................... — 30,484,612 29,248,769
Value - Non-controlled affiliates (Note 3 f ) ...................... 886,727,170 1,459,507,435 1,083,120,799
Value - Unaffiliated repurchase agreements .................... 4,272,876 4,572,707 8,472,527
Cash .................................................. — 182 208
Receivables:
Investment securities sold ................................. 3,835,526 8,317,922 2,928,961
Capital shares sold ...................................... 253,761 464,650 338,637
Dividends and interest ................................... 39,106 98,691 98,118
Total assets ........................................ 966,074,890 1,589,333,854 1,161,999,492
Liabilities:
Payables:
Capital shares redeemed ................................. 1,814,851 1,913,482 3,129,107
Asset allocation fees ..................................... 218,211 333,245 302,317
Distribution fees ........................................ 271,048 430,525 311,480
Transfer agent fees ...................................... 295,804 472,640 436,441
Trustees' fees and expenses ............................... 991 847 928
Distributions to shareholders ............................... 46 — —
Accrued expenses and other liabilities ......................... 33,257 26,740 28,668
Total liabilities ....................................... 2,634,208 3,177,479 4,208,941
Net assets, at value ............................... $963,440,682 $1,586,156,375 $1,157,790,551
Net assets consist of:
Paid-in capital ........................................... $1,016,4 10,468 $1,567,461,039 $1,064,723,431
Total distributable earnings (losses) ........................... (52,969,786) 18,695,336 93,067,120
Net assets, at value ............................... $963,440,682 $1,586,156,375 $1,157,790,551

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Class A:
Net assets, at value ..................................... $796,887,937 $1,349,465,872 $977,212,108
Shares outstanding ...................................... 65,500,755 104,397,198 61,970,867
Net asset value per share
a
................................ $12.17 $12.93 $15.77
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $12.88 $13.68 $16.69
Class C:
Net assets, at value ..................................... $89,012,462 $130,267,854 $95,210,219
Shares outstanding ...................................... 7,497,318 10,494,987 6,297,840
Net asset value and maximum offering price per share
a
........... $11.87 $12.41 $15.12
Class R:
Net assets, at value ..................................... $45,036,024 $52,069,471 $37,340,761
Shares outstanding ...................................... 3,719,314 4,037,338 2,408,856
Net asset value and maximum offering price per share ........... $12.11 $12.90 $15.50
Class R6:
Net assets, at value ..................................... $2,273,573 $6,064,772 $4,070,672
Shares outstanding ...................................... 187,209 469,375 256,600
Net asset value and maximum offering price per share ........... $12.14 $12.92 $15.86
Advisor Class:
Net assets, at value ..................................... $30,230,686 $48,288,406 $43,956,791
Shares outstanding ...................................... 2,485,056 3,732,093 2,768,182
Net asset value and maximum offering price per share ........... $12.16 $12.94 $15.88
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the year ended December 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $3,838,935 $4,545,190 $2,181,148
Controlled affiliates (Note 3f ) ............................... — 1,217,391 1,152,454
Non-controlled affiliates (Note 3 f ) ........................... 26,098,649 33,831,219 19,507,117
Interest:
Unaffiliated issuers ...................................... 17,430 27,264 21,255
Total investment income ................................. 29,955,014 39,621,064 22,861,974
Expenses:
Asset allocation fees (Note 3 a ) ............................... 2,784,213 4,478,504 3,167,037
Distribution fees: (Note 3c )
    Class A .............................................. 2,271,068 3,765,667 2,646,090
    Class C .............................................. 1,139,826 1,582,637 1,110,117
    Class R .............................................. 245,164 288,420 213,513
Transfer agent fees: (Note 3e )
    Class A .............................................. 1,052,109 1,865,674 1,582,087
    Class C .............................................. 131,082 195,131 165,283
    Class R .............................................. 56,910 71,419 63,700
    Class R6 ............................................. 3,291 4,435 3,174
    Advisor Class .......................................... 45,555 77,362 74,877
Custodian fees (Note 4 ) .................................... 2,747 3,558 2,655
Reports to shareholders fees ................................ 9,357 4,544 21,365
Registration and filing fees .................................. 65,281 56,920 85,535
Professional fees ......................................... 63,056 62,600 59,411
Trustees' fees and expenses ................................ 13,408 20,694 14,867
Other .................................................. 27,152 38,776 29,467
Total expenses ....................................... 7,910,219 12,516,341 9,239,178
Expense reductions (Note 4 ) ............................. (235) (520) (476)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (89,310) (150,468) (107,619)
Net expenses ....................................... 7,820,674 12,365,353 9,131,083
Net investment income .............................. 22,134,340 27,255,711 13,730,891
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (5,321,381) (10,579,359) (10,717,933)
Controlled affiliates (Not e 3f) ............................. — (458,415) (616,481)
Non-controlled affiliates (Note 3 f ) .......................... (22,921,094) (25,485,794) 3,176,326
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) .......................... 11,187,846 28,094,740 26,825,001
Net realized gain (loss) ................................ (17,054,629) (8,428,828) 18,666,913
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (10,165,310) (14,732,852) (12,900,833)
Controlled affiliates (Not e 3f) ............................. — (7,166,388) (6,748,061)
Non-controlled affiliates (Note 3 f ) .......................... (196,635,794) (340,417,615) (270,937,991)
Net change in unrealized appreciation (depreciation) .......... (206,801,104) (362,316,855) (290,586,885)
Net realized and unrealized gain (loss) .......................... (223,855,733) (370,745,683) (271,919,972)
Net increase (decrease) in net assets resulting from operations ........ $(201,721,393) $(343,489,972) $(258,189,081)

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
Franklin Conservative Allocation Fund Franklin Moderate Allocation Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $22,134,340 $17,784,737 $27,255,711 $24,931,210
Net realized gain (loss) ............ (17,054,629) 116,406,605 (8,428,828) 267,612,917
Net change in unrealized appreciation
(depreciation) ................. (206,801,104) (30,826,627) (362,316,855) (50,875,245)
Net increase (decrease) in net
assets resulting from operations . (201,721,393) 103,364,715 (343,489,972) 241,668,882
Distributions to shareholders:
Class A ........................ (31,213,370) (86,399,978) (58,905,309) (209,165,195)
Class C ........................ (3,086, 852) (11,677,282) (5,421,869) (24,425,442)
Class R ........................ (1,580,604) (4,419,238) (2,135,695) (8,018,288)
Class R6 ....................... (94,744) (235,873) (273,579) (857,248)
Advisor Class ................... (1,374,009) (4,543,024) (2,593,327) (9,375,978)
Total distributions to shareholders ..... (37,349,579) (107,275,395) (69,329,779) (251,842,151)
Capital share transactions: (Note 2 )
Class A ........................ (90,653,150) 146,064,064 (99,590,743) 234,619,766
Class C ........................ (37,709,251) (63,095,079) (37,562,809) (88,089,263)
Class R ........................ (218,090) (11,035,523) (3,900,918) 499,570
Class R6 ....................... (58,553) 325,049 240,973 537,584
Advisor Class ................... (15,182,389) 6,764,713 (15,072,697) 12,642,693
Total capital share transactions ....... (143,821,433) 79,023,224 (155,886,194) 160,210,350
Net increase (decrease) in net
assets ..................... (382,892,405) 75,112,544 (568,705,945) 150,037,081
Net assets:
Beginning of year .................. 1,346,333,087 1,271,220,543 2,154,862,320 2,004,825,239
End of year ...................... $963,440,682 $1,346,333,087 $1,586,156,375 $2,154,862,320

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
Franklin Growth Allocation Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $13,730,891 $14,136,976
Net realized gain (loss) ................................................. 18,666,913 210,926,900
Net change in unrealized appreciation (depreciation) ........................... (290,586,885) (5,734,706)
Net increase (decrease) in net assets resulting from operations ................ (258,189,081) 219,329,170
Distributions to shareholders:
Class A ............................................................. (47,605,496) (160,033,262)
Class C ............................................................. (4,561,016) (18,823,850)
Class R ............................................................. (1,846,046) (6,956,107)
Class R6 ............................................................ (215,043) (717,514)
Advisor Class ........................................................ (2,350,580) (7,939,547)
Total distributions to shareholders .......................................... (56,578,181) (194,470,280)
Capital share transactions: (Note 2 )
Class A ............................................................. (20,082,840) 168,099,386
Class C ............................................................. (17,621,289) (51,602,781)
Class R ............................................................. (5,879,068) (1,550,874)
Class R6 ............................................................ (237,165) (296,846)
Advisor Class ........................................................ (4,377,827) 8,318,607
Total capital share transactions ............................................ (48,198,189) 122,967,492
Net increase (decrease) in net assets ................................... (362,965,451) 147,826,382
Net assets:
Beginning of year ....................................................... 1,520,756,002 1,372,929,620
End of year ........................................................... $1,157,790,551 $1,520,756,002

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1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of eighteen
separate funds, three of which are included in this report
(Funds). The Trust follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standard Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Funds invest
primarily in mutual funds (Underlying Funds) and exchange
traded funds (ETFs), including affiliated funds managed by
Franklin Templeton (FT Underlying Funds). The Funds offer
five classes of shares: Class A, Class C, Class R, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sale charges, voting rights
on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports, in which each Fund
invests, is available on the U.S. Securities and Exchange
Commission (SEC) website at sec.gov. The Underlying
Funds’ shareholder reports are not covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
b. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at year end, as
indicated in the Schedules of Investments, had been entered
into on December 30, 2022.

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c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2022, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
and realized capital gain distributions by Underlying Funds
and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

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2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Conservative Allocation
Fund
Franklin Moderate Allocation
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2022
Shares sold
a
................................... 7,910,216 $104,157,892 10,662,506 $148,875,879
Shares issued in reinvestment of distributions .......... 2,479,973 30,540,378 4,491,793 58,119,022
Shares redeemed ............................... (17,477,429) (225,351,420) (22,309,824) (306,585,644)
Net increase (decrease) .......................... (7,087,240) $(90,653,150) (7,155,525) $(99,590,743)
Year ended December 31, 2021
Shares sold
a
................................... 14,924,061 $231,532,249 17,078,662 $292,335,001
Shares issued in reinvestment of distributions .......... 5,641,836 84,506,851 12,695,548 206,253,870
Shares redeemed ............................... (10,986,767) (169,975,036) (15,509,066) (263,969,105)
Net increase (decrease) .......................... 9,579,130 $146,064,064 14,265,144 $234,619,766
Class C
Class C Shares:
Year ended December 31, 2022
Shares sold ................................... 898,458 $11,629,680 1,498,953 $20,181,807
Shares issued in reinvestment of distributions .......... 255,929 3,064,586 434,361 5,397,337
Shares redeemed
a
.............................. (4,125,906) (52,403,517) (4,734,054) (63,141,953)
Net increase (decrease) .......................... (2,971,519) $(37,709,251) (2,800,740) $(37,562,809)
Year ended December 31, 2021
Shares sold ................................... 2,430,528 $36,552,182 2,654,138 $43,455,760
Shares issued in reinvestment of distributions .......... 792,779 11,589,606 1,551,141 24,279,944
Shares redeemed
a
.............................. (7,301,383) (111,236,867) (9,408,070) (155,824,967)
Net increase (decrease) .......................... (4,078,076) $(63,095,079) (5,202,791) $(88,089,263)
Class R
Class R Shares:
Year ended December 31, 2022
Shares sold ................................... 1,465,369 $19,794,235 536,756 $7,455,847
Shares issued in reinvestment of distributions .......... 128,907 1,579,898 165,320 2,132,506
Shares redeemed ............................... (1,626,058) (21,592,223) (976,726) (13,489,271)
Net increase (decrease) .......................... (31,782) $(218,090) (274,650) $(3,900,918)
Year ended December 31, 2021
Shares sold ................................... 381,609 $5,848,627 466,541 $7,885,871
Shares issued in reinvestment of distributions .......... 296,128 4,419,140 494,163 8,008,064
Shares redeemed ............................... (1,374,701) (21,303,290) (909,188) (15,394,365)
Net increase (decrease) .......................... (696,964) $(11,035,523) 51,516 $499,570
Class R6

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Franklin Conservative Allocation
Fund
Franklin Moderate Allocation
Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2022
Shares sold ................................... 26,230 $346,902 47,746 $664,252
Shares issued in reinvestment of distributions .......... 7,694 94,744 21,105 273,579
Shares redeemed ............................... (38,478) (500,199) (51,082) (696,858)
Net increase (decrease) .......................... (4,554) $(58,553) 17,769 $240,973
Year ended December 31, 2021
Shares sold ................................... 31,789 $488,983 57,590 $985,504
Shares issued in reinvestment of distributions .......... 15,757 235,873 52,769 857,248
Shares redeemed ............................... (25,796) (399,807) (77,237) (1,305,168)
Net increase (decrease) .......................... 21,750 $325,049 33,122 $537,584
Advisor Class
Advisor Class Shares:
Year ended December 31, 2022
Shares sold ................................... 868,164 $11,375,506 1,049,264 $14,705,181
Shares issued in reinvestment of distributions .......... 99,291 1,225,306 180,660 2,345,137
Shares redeemed ............................... (2,144,368) (27,783,201) (2,364,283) (32,123,015)
Net increase (decrease) .......................... (1,176,913) $(15,182,389) (1,134,359) $(15,072,697)
Year ended December 31, 2021
Shares sold ................................... 1,061,339 $16,381,493 1,330,334 $22,629,505
Shares issued in reinvestment of distributions .......... 240,672 3,607,232 515,427 8,385,092
Shares redeemed ............................... (854,332) (13,224,012) (1,082,185) (18,371,904)
Net increase (decrease) .......................... 447,679 $6,764,713 763,576 $12,642,693
Franklin Growth Allocation Fund
Shares Amount
Class A
Class A Shares:
Year ended December 31, 2022
Shares sold
a
................................... 6,242,529 $106,513,403
Shares issued in reinvestment of distributions .......... 3,003,201 47,091,130
Shares redeemed ............................... (10,229,231) (173,687,373)
Net increase (decrease) .......................... (983,501) $(20,082,840)
Year ended December 31, 2021
Shares sold
a
................................... 8,658,427 $183,957,942
Shares issued in reinvestment of distributions .......... 7,832,959 158,202,987
Shares redeemed ............................... (8,260,018) (174,061,543)
Net increase (decrease) .......................... 8,231,368 $168,099,386
Class C
2. Shares of Beneficial Interest
(continued)

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Franklin Growth Allocation Fund
Shares Amount
Class C Shares:
Year ended December 31, 2022
Shares sold ................................... 1,043,908 $17,169,928
Shares issued in reinvestment of distributions .......... 301,764 4,542,612
Shares redeemed
a
.............................. (2,409,585) (39,333,829)
Net increase (decrease) .......................... (1,063,913) $(17,621,289)
Year ended December 31, 2021
Shares sold ................................... 1,271,518 $25,846,031
Shares issued in reinvestment of distributions .......... 964,036 18,775,043
Shares redeemed
a
.............................. (4,674,532) (96,223,855)
Net increase (decrease) .......................... (2,438,978) $(51,602,781)
Class R
Class R Shares:
Year ended December 31, 2022
Shares sold ................................... 257,803 $4,277,975
Shares issued in reinvestment of distributions .......... 119,491 1,843,215
Shares redeemed ............................... (717,374) (12,000,258)
Net increase (decrease) .......................... (340,080) $(5,879,068)
Year ended December 31, 2021
Shares sold ................................... 235,209 $4,899,326
Shares issued in reinvestment of distributions .......... 349,129 6,942,891
Shares redeemed ............................... (638,662) (13,393,091)
Net increase (decrease) .......................... (54,324) $(1,550,874)
Class R6
Class R6 Shares:
Year ended December 31, 2022
Shares sold ................................... 20,382 $347,602
Shares issued in reinvestment of distributions .......... 13,634 215,043
Shares redeemed ............................... (47,819) (799,810)
Net increase (decrease) .......................... (13,803) $(237,165)
Year ended December 31, 2021
Shares sold ................................... 50,946 $1,076,066
Shares issued in reinvestment of distributions .......... 35,286 717,514
Shares redeemed ............................... (99,315) (2,090,426)
Net increase (decrease) .......................... (13,083) $(296,846)
Advisor Class
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements
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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Asset Allocation Fees
The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying
Funds and ETFs.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans,
Franklin Growth Allocation Fund
Shares Amount
Advisor Class Shares:
Year ended December 31, 2022
Shares sold ................................... 526,427 $9,021,799
Shares issued in reinvestment of distributions .......... 133,174 2,102,385
Shares redeemed ............................... (916,123) (15,502,011)
Net increase (decrease) .......................... (256,522) $(4,377,827)
Year ended December 31, 2021
Shares sold ................................... 622,446 $13,154,153
Shares issued in reinvestment of distributions .......... 343,722 6,988,125
Shares redeemed ............................... (559,446) (11,823,671)
Net increase (decrease) .......................... 406,722 $8,318,607
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC ( Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

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the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in FT Underlying Funds
The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the 1940
Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such
Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $89,684 $184,197 $191,857
CDSC retained ........................... $23,660 $40,759 $11,635
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Transfer agent fees ........................ $563,983 $1,045,677 $968,470
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

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Notes to Financial Statements
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management or policies. Asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust
Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the asset allocation fees paid directly or indirectly by the Sweep Money Fund.
Investments in FT Underlying Funds for the year ended December 31, 2022, were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 33,637,163 $ 12,436,797 $ (7,511,169) $ (1,515,673) $ (6,345,874) $ 30,701,244 3,512,728 $ 1,987,783
ClearBridge Large Cap Value Fund,
Class IS ................. 61,114,060 3,212,823 (33,465,114) 207,054 (4,809,326) 26,259,497 720,030 540,234
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 12,651,929 4,566,908 (2,017,704) (269,766) (2,710,405) 12,220,962 1,377,786 499,151
Franklin FTSE Europe ETF .... 5,320,689 189,357 (4,738,896) 646,220 (1,417,370) — — —
Franklin Growth Fund, Class R6 . 125,309,415 19,137,242 (47,305,107) 14,760,302 (49,653,505) 62,248,347 604,999 6,095,896
a
Franklin High Yield Corporate ETF 58,685,736 4,691,264 (36,031,890) (4,941,067) (2,916,628) 19,487,415 883,783 2,072,618
a
Franklin International Aggregate
Bond ETF ................ 33,062,382 3,991,712 (13,682,860) (1,002,973) (3,911,469) 18,456,792 961,041 3,009,080
Franklin International Core Equity
(IU) Fund ................ 57,733,541 8,657,288 (17,394,916) (3,872,932) (8,082,212) 37,040,769 3,685,649 1,196,445
Franklin International Growth Fund,
Class R6 ................ 10,394,454 2,254,876 (3,732,713) (118,879) (3,306,469) 5,491,269 381,073 94,821
a
Franklin Investment Grade
Corporate ETF ............ 25,959,352 22,310,586 (16,637,265) (2,799,264) (3,269,975) 25,563,434 1,224,889 1,013,495
Franklin Senior Loan ETF ..... 32,653,456 620,177 (32,533,572) (808,194) 68,133 — — 287,088
Franklin Systematic Style Premia
ETF .................... 7,045,368 6,197,008 (3,857,192) (722,624) 520,575 9,183,135 432,351 203,520
Franklin U.S. Core Bond ETF ... 292,437,229 44,158,302 (99,314,841) (8,386,188) (31,698,259) 197,196,243 9,314,891 5,640,493
Franklin U.S. Core Equity (IU) Fund 247,730,250 27,490,030 (84,460,759) (6,243,570) (38,793,777) 145,722,174 12,245,561 6,806,626
a
Franklin U.S. Equity Index ETF . — 14,335,754 (3,156,621) 180,079 545,686 11,904,898 358,250 65,716
Franklin U.S. Large Cap Multifactor
Index ETF ............... 24,230,091 37,113,725 (23,424,043) 116,959 (4,469,390) 33,567,342 855,378 681,069
Franklin U.S. Low Volatility High
Dividend Index ETF ......... — 5,181,302 (272,222) (5,104) 114,451 5,018,427 131,925 76,579
Franklin U.S. Treasury Bond ETF 52,179,875 24,032,954 (14,130,608) (2,168,454) (5,107,164) 54,806,603 2,647,662 1,096,613
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ...... 85 207,540,650 (186,368,935) — — 21,171,800 21,171,800 355,595
Templeton Developing Markets
Trust, Class R6 ............ 13,335,719 6,080,397 (7,683,021) (1,147,004) (2,168,942) 8,417,149 514,181 455,029
a
Templeton Foreign Fund, Class R6 20,687,681 797,585 (11,919,764) 1,741,531 (2,294,541) 9,012,492 1,341,145 141,420
Western Asset Core Plus Bond
Fund, Class IS ............ 98,441,245 68,942,010 (23,609,532) (5,556,436) (24,716,836) 113,500,451 12,126,117 3,953,836
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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Notes to Financial Statements
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    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 39,225,398 $ 18,161,307 $ (14,402,370) $ (1,015,111) $ (2,212,497) $ 39,756,727 11,012,944 $ 1,013,388
Total Non-Controlled Affiliates $1,251,835,118 $542,100,054 $(687,651,114) $(22,921,094) $(196,635,794) $886,727,170 $37,286,495
Total Affiliated Securities .... $1,251,835,118 $542,100,054 $(687,651,114) $(22,921,094) $(196,635,794) $886,727,170 $37,286,495
Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 36,190,583 5,565,063 (3,646,231) (458,415) (7,166,388) 30,484,612 3,436,822 1,217,391
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 32,172,162 12,241,059 (6,611,269) (1,400,618) (6,158,795) 30,242,539 3,460,245 1,947,533
ClearBridge Large Cap Value Fund,
Class IS ................. 137,778,328 3,358,716 (64,609,311) 189,801 (10,689,175) 66,028,359 1,810,484 1,312,789
a
Franklin FTSE Europe ETF .... 12,721,804 235,930 (11,118,209) 1,318,510 (3,158,035) — — —
Franklin Growth Fund, Class R6 . 281,119,140 37,124,360 (79,811,929) 20,695,349 (102,649,329) 156,477,591 1,520,824 15,358,998
a
Franklin High Yield Corporate ETF 58,827,480 6,530,125 (36,317,090) (4,872,218) (3,144,835) 21,023,462 953,445 2,141,849
a
Franklin International Aggregate
Bond ETF ................ 31,620,949 4,013,952 (12,638,177) (912,520) (3,883,376) 18,200,828 947,713 2,961,984
Franklin International Core Equity
(IU) Fund ................ 139,530,343 18,788,721 (34,723,965) (7,452,258) (20,942,866) 95,199,975 9,472,634 2,909,955
Franklin International Growth Fund,
Class R6 ................ 24,856,235 5,145,479 (7,817,922) (431,656) (7,819,312) 13,932,824 966,886 241,136
a
Franklin Investment Grade
Corporate ETF ............ 26,022,034 24,489,685 (16,722,269) (3,609,273) (2,602,601) 27,577,576 1,321,398 1,055,763
Franklin Senior Loan ETF ..... 32,732,318 756,533 (32,745,541) (813,823) 70,513 — — 286,557
Franklin Systematic Style Premia
ETF .................... 11,230,370 9,950,473 (5,778,968) (1,086,148) 762,507 15,078,234 709,898 334,567
Franklin U.S. Core Bond ETF ... 292,865,850 59,524,323 (98,686,010) (8,413,784) (32,553,239) 212,737,140 10,048,991 5,853,406
Franklin U.S. Core Equity (IU) Fund 556,798,655 41,093,750 (125,544,204) (10,561,894) (94,854,718) 366,931,589 30,834,587 16,865,982
a
Franklin U.S. Equity Index ETF . — 35,548,071 (6,349,556) 364,765 1,420,194 30,983,474 932,375 171,199
Franklin U.S. Large Cap Multifactor
Index ETF ............... 54,848,126 79,930,371 (40,146,437) 9,488 (11,012,725) 83,628,823 2,131,067 1,732,574
Franklin U.S. Low Volatility High
Dividend Index ETF ......... — 13,001,509 (650,675) (9,539) 287,985 12,629,280 332,000 193,045
Franklin U.S. Treasury Bond ETF 52,305,894 29,036,294 (14,731,735) (2,198,160) (5,286,428) 59,125,865 2,856,322 1,157,381
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ...... 132 284,622,615 (249,806,496) — — 34,816,251 34,816,251 589,314
Templeton Developing Markets
Trust, Class R6 ............ 36,166,834 8,941,432 (15,044,943) (3,156,480) (5,605,656) 21,301,187 1,301,233 1,143,992
a
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 50,283,951 $ 1,680,640 $ (27,907,466) $ 3,458,536 $ (4,651,035) $ 22,864,626 3,402,474 $ 359,164
Western Asset Core Plus Bond
Fund, Class IS ............ 98,686,924 77,382,852 (22,713,260) (5,541,804) (25,368,743) 122,445,969 13,081,834 4,121,433
Western Asset Short-Term Bond
Fund, Class IS ............ 39,319,448 28,058,118 (15,455,709) (1,062,068) (2,577,946) 48,281,843 13,374,472 1,187,338
Total Non-Controlled Affiliates $1,969,886,977 $781,455,008 $(925,931,141) $(25,485,794) $(340,417,615) $1,459,507,435 $61,925,959
Total Affiliated Securities .... $2,006,077,560 $787,020,071 $(929,577,372) $(25,944,209) $(347,584,003) $1,489,992,047 $63,143,350
Franklin Growth Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 36,381,032 5,979,750 (5,747,471) (616,481) (6,748,061) 29,248,769 3,297,494 1,152,454
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 15,093,015 6,285,072 (3,001,784) (431,457) (3,125,563) 14,819,283 1,695,570 938,946
ClearBridge Large Cap Value Fund,
Class IS ................. 131,860,456 1,766,634 (58,733,883) 527,092 (9,974,392) 65,445,907 1,794,513 1,250,242
a
Franklin FTSE Europe ETF .... 12,275,904 42,824 (10,547,785) 1,049,970 (2,820,913) — — —
Franklin Growth Fund, Class R6 . 280,777,716 22,358,531 (68,714,575) 19,071,005 (98,284,510) 155,208,167 1,508,486 15,123,817
a
Franklin High Yield Corporate ETF 15,565,438 5,261,130 (11,614,284) (1,453,703) (817,660) 6,940,921 314,781 629,628
a
Franklin International Aggregate
Bond ETF ................ 14,792,817 2,236,943 (5,836,740) (393,715) (1,904,048) 8,895,257 463,174 1,432,288
Franklin International Core Equity
(IU) Fund ................ 136,932,223 15,125,596 (31,360,067) (6,159,645) (20,601,449) 93,936,658 9,346,931 2,761,055
Franklin International Growth Fund,
Class R6 ................ 23,985,853 5,889,042 (8,054,427) (600,093) (7,483,197) 13,737,178 953,309 236,004
a
Franklin Investment Grade
Corporate ETF ............ 6,884,794 8,745,820 (4,745,333) (995,632) (783,609) 9,106,040 436,322 316,132
Franklin Senior Loan ETF ..... 8,660,766 704,767 (9,167,448) (218,010) 19,925 — — 75,909
Franklin Systematic Style Premia
ETF .................... 7,880,850 7,137,240 (3,709,672) (691,288) 465,520 11,082,650 521,782 243,591
Franklin U.S. Core Bond ETF ... 77,699,812 33,583,327 (29,317,381) (2,540,095) (9,178,035) 70,247,628 3,318,263 1,735,590
Franklin U.S. Core Equity (IU) Fund 413,400,541 15,167,735 (3,582,287) (712,333) (86,655,818) 337,617,838 28,371,247 15,167,735
a
Franklin U.S. Equity Index ETF . — 34,159,882 (1,147,506) 56,169 1,588,583 34,657,128 1,042,925 190,581
Franklin U.S. Large Cap Multifactor
Index ETF ............... 50,391,751 87,708,615 (26,297,066) (808,982) (12,221,384) 98,772,934 2,516,976 2,026,316
Franklin U.S. Low Volatility High
Dividend Index ETF ......... — 12,573,663 (366,658) (7,604) 282,474 12,481,875 328,125 188,802
Franklin U.S. Treasury Bond ETF 13,839,484 12,849,132 (4,983,196) (493,957) (1,688,920) 19,522,543 943,118 358,886
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.45%, based on the average net assets of each class until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2023.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended December 31, 2022, the custodian fees were reduced as noted in the Statements of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ...... $ 93 $ 194,603,711 $ (170,662,159) $ — $ — $ 23,941,645 23,941,645 $ 435,488
Templeton Developing Markets
Trust, Class R6 ............ 36,284,239 8,788,060 (15,252,068) (2,768,705) (5,625,312) 21,426,214 1,308,871 1,125,225
a
Templeton Foreign Fund, Class R6 49,038,723 4,025,929 (29,351,190) 2,761,527 (3,934,714) 22,540,275 3,354,208 352,349
Western Asset Core Plus Bond
Fund, Class IS ............ 26,186,655 30,732,805 (7,712,311) (1,610,986) (7,164,318) 40,431,845 4,319,642 1,236,117
Western Asset Short-Term Bond
Fund, Class IS ............ 10,432,054 19,671,295 (6,360,653) (403,232) (1,030,651) 22,308,813 6,179,727 507,417
Total Non-Controlled Affiliates $1,331,983,184 $529,417,753 $(510,518,473) $3,176,326 $(270,937,991) $1,083,120,799 $46,332,118
Total Affiliated Securities .... $1,368,364,216 $535,397,503 $(516,265,944) $2,559,845 $(277,686,052) $1,112,369,568 $47,484,572
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statements of Operations.
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2022 and 2021, was as follows:
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
Franklin Conservative Allocation
Fund Franklin Moderate Allocation Fund
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $17,050,195 $49,415,482 $20,595,658 $88,335,859
Long term capital gain .................... 20,299,384 57,859,913 48,734,121 163,506,292
$37,349,579 $107,275,395 $69,329,779 $251,842,151
Franklin Growth Allocation Fund
2022 2021
Distributions paid from:
Ordinary income ........................ $12,925,177 $67,487,162
Long term capital gain .................... 43,653,004 126,983,118
$56,578,181 $194,470,280
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
a a a a
Cost of investments ....................... $1,020,444,625 $1,579,730,391 $1,092,410,084
Unrealized appreciation ..................... $58,582,099 $133,021,625 $117,996,101
Unrealized depreciation ..................... (117,080,227) (132,299,607) (51,772,617)
Net unrealized appreciation (depreciation) ....... $(58,498,128) $722,018 $66,223,484
Distributable earnings:
Undistributed ordinary income ................ $5,528,375 $7,086,801 $826,043
Undistributed long term capital gains ........... — 10,886,515 26,017,601
Total distributable earnings .................. $5,528,375 $17,973,316 $26,843,644

Franklin Fund Allocator Series
Notes to Financial Statements
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6. Investment Transactions
Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31 , 2022, were as follows:
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2022, the
Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Purchases .............................. $406,848,208 $586,559,734 $369,191,014
Sales .................................. $569,645,492 $783,392,886 $451,969,135

Franklin Fund Allocator Series
Notes to Financial Statements
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Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Funds' assets carried at fair value, is as follows:
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 936,501,821 $ — $ — $ 936,501,821
Short Term Investments ................... 21,171,800 4,272,876 — 25,444,676
Total Investments in Securities ........... $957,673,621 $4,272,876 $— $961,946,497
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,541,063,451 — — 1,541,063,451
Short Term Investments ................... 34,816,251 4,572,707 — 39,388,958
Total Investments in Securities ........... $1,575,879,702 $4,572,707 $— $1,580,452,409
Franklin Growth Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,126,219,396 — — 1,126,219,396
Short Term Investments ................... 23,941,645 8,472,527 — 32,414,172
Total Investments in Securities ........... $1,150,161,041 $8,472,527 $— $1,158,633,568
a
For detailed categories, see the accompanying schedule of investments.
Selected Portfolio
ETF
Exchange-Traded Fund
10. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm
62
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To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Conservative Allocation Fund,
Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Conservative Allocation Fund, Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund (three of the funds constituting Franklin Fund Allocator Series, hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31,
2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Fund Allocator Series
Tax Information
63
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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amount s on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended December 31, 2022:
Pursuant to:
Franklin
Conservative
Allocation Fund
Franklin Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $20,464,454 $49,052,979 $44,420,176
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $3,287,354 $7,954,978 $7,482,337
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $5,435,232 $13,181,332 $12,659,766
Franklin
Conservative
Allocation Fund
Franklin Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Foreign Taxes Paid $208,089 $521,189 $501,238
Foreign Source Income
Earned $774,842 $1,912,958 $1,839,790

Franklin Fund Allocator Series
Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1995 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019- 2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017- 2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 111 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Chairman of the
Board and Trustee
Chairman Since
January 2023 and
Trustee since 2007
131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Trustee Since 2013 120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President
since 2009
and Co-Secretary since
2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer -
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President -
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President
since 2011
and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Fund Allocator Series
Shareholder Information
69
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Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FAS A 02/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Fund Allocator Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Corefolio
Allocation Fund
A Series of Franklin Fund Allocator Series
December 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended December 31, 2022, the U.S.
economy showed mixed results as it continued to recover
from the COVID-19 pandemic amid declining unemployment,
rising wages and increased consumer expenditures. U.S.
gross domestic product (GDP) contracted in 2022’s first two
quarters given high trade deficits and declines in inventory and business investment, but GDP grew in the third quarter
as the trade deficit narrowed and consumer spending
continued to expand. Inflation increased during 2022’s first half to the highest level in decades, influenced by pandemic-
related supply-chain disruptions, strong consumer demand,
volatile energy and commodity prices worsened by Russia’s
invasion of Ukraine, and broader price pressures. Inflation
remained high but eased during the remainder of the year.
To combat high inflation, the U.S. Federal Reserve continued
the reversal of its quantitative easing measures, increased
its asset purchase tapering and ended purchases by March
2022. The Federal Reserve raised the federal funds target
rate by 0.25% in March, 0.50% in May, 0.75% in each
of June, July, September and November, and 0.50% in
December 2022, totaling 4.25%, increasing the rate from
0.25% to 4.50% during the period. The Federal Reserve also
stated its intention to continue reducing its U.S. Treasury, government agency debt and mortgage-backed securities
holdings, and reiterated its anticipation of ongoing rate
increases to counter inflation.
Resilient consumer demand and persistent supply-chain
disruptions contributed to higher inflation in numerous
countries and tighter monetary policies by many central
banks, which hindered the global economy and equities.
Russia’s invasion of Ukraine increased investor uncertainty, as international sanctions on Russia disrupted global
economic activity and commodity markets. New COVID
lockdowns imposed by China early in the period slowed
economic activity, and protests late in the period led China to relax its “zero-COVID” policy. In this environment, the prices of U.S. stocks, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), returned -19.44% (the index decreasing
from 4,766.18 to 3,839.50).
1,3
The prices of stocks in global
developed markets, as measured by the MSCI World Index,
returned -19.46% (the index decreasing from 3,231.727
to 2,602.685).
2,3
Investment-grade bonds, as measured
by the Bloomberg U.S. Aggregate Bond Index (Bloomberg
Index), posted a -13.01% total return (an index decrease
from 2,355.14 to 2,048.73), which includes reinvestment of
income and distributions, reflecting the rise in interest rates.
4
As you know, as rates rise, principal declines.
We recognize the important role of financial professionals
in today’s markets and encourage investors to continue to
seek their advice. Amid changing markets and economic
conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well
positioned for the years ahead.
In addition, Franklin Corefolio Allocation Fund’s annual report includes more detail about investment decisions during the
period. All securities markets fluctuate in value, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Corefolio Allocation Fund
This letter reflects our analysis and opinions as of December
31, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2023, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: MSCI.
3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 -18.11% (index total return resulting in a decrease from 9,986.70 to 8,178.02) and MSCI World Index -17.73% (index total return resulting in a decrease from 14,223.137 to 11,700.992).
4. Sources: Morningstar and Bloomberg indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Franklin Corefolio Allocation Fund 3
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 15
Notes to Financial Statements 19
Report of Independent Registered
Public Accounting Firm 26
Tax Information 27
Board Members and Officers 28
Shareholder Information 33
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
franklintempleton.com
Annual Report
ANNUAL REPORT
Franklin Corefolio Allocation Fund
This annual report for Franklin Corefolio Allocation Fund
covers the fiscal year ended Dec ember 3 1 , 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation through investments
in a combination of Franklin Growth Fund, Franklin Growth
Opportunities Fund, Franklin Mutual Shares Fund and
Templeton Growth Fund.
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund into a broad asset class.
**Rounds to less than 0.1% of net assets.
Performance Overview
The Fund’s Class A shares posted a -20.84% cumulative
total return for the 12 months under review. In comparison,
the Fund’s benchmarks, the Standard & Poor’s
®
500
Index (S&P 500
®
), which is a broad measure of U.S. stock
performance, posted a -18.11% cumulative total return, and
the MSCI World Index, which tracks equity performance in
global developed markets, posted a -17.73% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net
of tax withholding when dividends are paid), posted a
-18.36% total return for the 12 months ended December
31, 2022.
1
The combination of resilient consumer demand
and persistent supply-chain disruptions contributed to
higher inflation in many countries. This inflationary pressure led many of the world’s central banks to adopt less
accommodative monetary policy in 2022, which hindered
stocks and the outlook for economic growth. Russia’s
invasion of Ukraine and the subsequent escalation of the
war also increased investor uncertainty, as international
sanctions on Russia disrupted global trade and commodity
markets. Meanwhile, shifting public health policy in China
added volatility to the global economy, as lockdowns early
in the period to quell the spread of the Omicron variant
of COVID-19 slowed economic activity, while widespread
protests late in the period led the government to relax its
strict “zero-COVID” policy.
In the U.S., gross domestic product (GDP) expanded in the
second half of the calendar year, recovering from a slight
contraction in the first half of the year when high inflation, supply constraints and record trade deficits weighed on
economic output. Rising prices precipitated a notable decline in consumer confidence despite high spending levels, robust
job growth and low unemployment. In an effort to control
inflation, the U.S. Federal Reserve (Fed) raised the federal funds target rate in March 2022 for the first time since 2018.
The Fed raised the federal funds rate again at its subsequent six meetings to end the period at a range of 4.25%–4.50%.
Furthermore, the Fed said it would continue to reduce
its bond holdings and anticipated additional interest-rate
increases at future meetings to curtail inflation.
Economic growth in the eurozone decelerated to a slightly
positive growth rate during the year. The lifting of COVID-
related restrictions in some European countries and the
summer tourism season strengthened economies. However,
the war in Ukraine disrupted supply chains, weakened the
economic outlook and contributed to record high inflation
across the eurozone, as energy prices soared. Electricity
prices hit record highs in Germany and France as coal
futures and natural gas prices climbed. Consequently, the
European Central Bank raised interest rates in July 2022 for the first time in 11 years to curtail growing inflation and raised rates in three subsequent meetings. In this environment,
Portfolio Composition*
12/31/22
% of Total
Net Assets
Domestic Equity 74.8%
Foreign Equity 25.2%
Short-Term Investments & Other Net Assets 0.0%**
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

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European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -15.06% total return for
the 12 months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -18.61% total return for the 12-month period.
1
Growth in
Japan remained slow, alternating between positive quarterly
GDP growth and contraction. China’s economy contracted
sharply in 2022 as COVID-related restrictions in many major
cities, including Shanghai, weakened consumer demand.
Investor concerns about the solvency of several large
property developers in China further pressured stocks in that country.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -20.09% total return
for the 12 months under review.
1
Central bank tightening,
the threat of recession, and weakening demand for
semiconductors in technology-heavy countries contributed
to the downturn. Following Russia’s invasion of Ukraine,
climbing food and energy prices kindled inflationary
pressures and raised concerns over the possibility of
government debt defaults in some countries. However,
some emerging economies, particularly in Latin America, as
well as South Africa and Saudi Arabia, benefited from rising commodity prices.
Investment Strategy
The Fund invests its assets allocated approximately 25%
each in Franklin Growth Fund, Franklin Growth Opportunities
Fund, Franklin Mutual Shares Fund and Templeton Growth
Fund. These underlying funds, in turn, invest primarily in
U.S. and foreign equity securities and, to a lesser extent,
fixed income and money market securities. As market
conditions affect the underlying funds, we rebalance the
Fund’s allocations to maintain the predetermined weightings
in each underlying fund whenever the actual allocations
exceed plus or minus 3% of the fixed allocation percentages.
Portfolio Review
The Fund’s performance can be attributed, in part, to the
weaker performance of growth stocks relative to value stocks during 2022. Value-style equities outperformed growth-style
equities for the first time in more than a decade. As a result, stock funds with growth exposure underperformed their
broader benchmark indices.
During the 12 months under review, Franklin Mutual
Shares Fund, which has a deep bent toward value-style
equities, performed better than the Fund’s domestic equity
benchmark, the S&P 500 Index. On the non-U.S. equity
side, the value orientation of Templeton Growth Fund
provided a tailwind as the portfolio performed better than the
Fund’s foreign equity benchmark, the MSCI World Index. In
contrast, the strong growth orientation of Franklin Growth
Opportunities Fund and Franklin Growth Fund, in tandem
with the weak performance of the information technology and
health care sectors, drove underperformance relative to the
domestic equity benchmark.
The Fund follows a passive, equally weighted strategy,
allocating assets across four underlying funds. No positions were added or removed during the period.
Thank you for your continued participation in Franklin
Corefolio Allocation Fund. We look forward to serving your
future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of December 31, 2022
Franklin Corefolio Allocation Fund
5
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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -20.84% -25.19%
5-Year +26.65% +3.66%
10-Year +125.61% +7.86%
Advisor
1-Year -20.63% -20.63%
5-Year +28.31% +5.11%
10-Year +131.63% +8.76%
See page 7 for Performance Summary footnotes.

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Performance Summary
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See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(12/31/12–12/31/22)
Advisor Class
(12/31/12–12/31/22)

Franklin Corefolio Allocation Fund
Performance Summary
7
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, this fund of funds may be subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Growth stock prices reflect projections of future earnings or revenues, and can therefore fall dramatically if the company fails to meet those projections. Value securities may not increase in price as anticipated or may decline further in value. Foreign investing carries additional risks such as currency and market volatility, and political or social instability; risks which are height-
ened in developing countries. The Fund includes investments in specialized industry sectors such as the technology sector, which has been among the most volatile in the market. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed markets.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.0099 $0.0095 $1.4365 $1.4559
C $0.0026 $0.0095 $1.4365 $1.4486
R $0.0026 $0.0095 $1.4365 $1.4486
R6 $0.0758 $0.0095 $1.4365 $1.5218
Advisor $0.0582 $0.0095 $1.4365 $1.5042
Total Annual Operating Expenses
6
Share Class
A 0.98%
Advisor 0.73%

Your Fund’s Expenses
Franklin Corefolio Allocation Fund
8
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,023.30 $2.15 $1,023.09 $2.15 0.42%
C $1,000 $1,019.40 $5.96 $1,019.30 $5.96 1.17%
R $1,000 $1,021.80 $3.42 $1,021.82 $3.42 0.67%
R6 $1,000 $1,025.20 $0.37 $1,024.84 $0.37 0.07%
Advisor $1,000 $1,024.80 $0.87 $1,024.35 $0.87 0.17%

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.42 $21.92 $20.04 $17.32 $19.68
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.05 0.22 0.12 0.20 0.17
Net realized and unrealized gains (losses) ........... (5.16) 3.21 3.32 4.17 (1.51)
Total from investment operations .................... (5.11) 3.43 3.44 4.37 (1.34)
Less distributions from:
Net investment income and short term gains received from
Underlying funds .............................. (0.01) (0.22) (0.18) (0.20) (0.15)
Net realized gains ............................. (1.45) (0.71) (1.38) (1.45) (0.87)
Total distributions ............................... (1.46) (0.93) (1.56) (1.65) (1.02)
Net asset value, end of year ....................... $17.85 $24.42 $21.92 $20.04 $17.32
Total return
d
................................... (20.84)% 15.76% 18.28% 25.79% (7.10)%
Ratios to average net assets
Expenses
e ,f
.................................... 0.41% 0.42% 0.43% 0.44% 0.41%
Net investment income
c
........................... 0.26% 0.91% 0.64% 1.02% 0.76%
Supplemental data
Net assets, end of year (000’s) ..................... $690,297 $931,489 $812,250 $717,806 $593,983
Portfolio turnover rate ............................ 9.00% 3.58% 9.29% 2.12% 3.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.63% for the year ended December 31, 2022.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.94 $21.57 $19.76 $17.10 $19.43
Income from investment operations
a
:
Net investment income (loss)
b ,c
.................... (0.10) (0.01) (0.03) 0.04 (0.10)
Net realized and unrealized gains (losses) ........... (5.05) 3.20 3.25 4.12 (1.35)
Total from investment operations .................... (5.15) 3.19 3.22 4.16 (1.45)
Less distributions from:
Net investment income and short term gains received from
Underlying funds .............................. (—)
d
(0.11) (0.03) (0.05) (0.01)
Net realized gains ............................. (1.45) (0.71) (1.38) (1.45) (0.87)
Total distributions ............................... (1.45) (0.82) (1.41) (1.50) (0.88)
Net asset value, end of year ....................... $17.34 $23.94 $21.57 $19.76 $17.10
Total return
e
................................... (21.44)% 14.88% 17.41% 24.83% (7.76)%
Ratios to average net assets
Expenses
f ,g
.................................... 1.16% 1.17% 1.18% 1.19% 1.16%
Net investment income (loss)
c
...................... (0.53)% (0.05)% (0.18)% 0.27% 0.01%
Supplemental data
Net assets, end of year (000’s) ..................... $39,781 $61,517 $73,513 $75,745 $72,124
Portfolio turnover rate ............................ 9.00% 3.58% 9.29% 2.12% 3.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.63% for the year ended December 31, 2022.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.42 $21.95 $20.07 $17.34 $19.68
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.01 0.16 0.07 0.14 0.10
Net realized and unrealized gains (losses) ........... (5.17) 3.21 3.32 4.19 (1.48)
Total from investment operations .................... (5.16) 3.37 3.39 4.33 (1.38)
Less distributions from:
Net investment income and short term gains received from
Underlying funds .............................. (—)
d
(0.19) (0.13) (0.15) (0.09)
Net realized gains ............................. (1.45) (0.71) (1.38) (1.45) (0.87)
Total distributions ............................... (1.45) (0.90) (1.51) (1.60) (0.96)
Net asset value, end of year ....................... $17.81 $24.42 $21.95 $20.07 $17.34
Total return .................................... (21.04)% 15.46% 18.00% 25.51% (7.30)%
Ratios to average net assets
Expenses
e ,f
.................................... 0.66% 0.66% 0.67% 0.67% 0.65%
Net investment income
c
........................... 0.04% 0.68% 0.38% 0.79% 0.52%
Supplemental data
Net assets, end of year (000’s) ..................... $1,488 $1,764 $1,498 $1,387 $1,412
Portfolio turnover rate ............................ 9.00% 3.58% 9.29% 2.12% 3.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.63% for the year ended December 31, 2022.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.52 $21.97 $20.07 $17.34 $19.67
Income from investment operations
a
:
Net investment income
b,c
........................ 0.12 0.30 0.21 0.70 0.27
Net realized and unrealized gains (losses) ........... (5.19) 3.23 3.31 3.75 (1.52)
Total from investment operations .................... (5.07) 3.53 3.52 4.45 (1.25)
Less distributions from:
Net investment income .......................... (0.08) (0.27) (0.24) (0.27) (0.21)
Net realized gains ............................. (1.45) (0.71) (1.38) (1.45) (0.87)
Total distributions ............................... (1.53) (0.98) (1.62) (1.72) (1.08)
Net asset value, end of year ....................... $17.92 $24.52 $21.97 $20.07 $17.34
Total return .................................... (20.60)% 16.16% 18.69% 26.24% (6.78)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.13% 0.13% 0.13% 0.12% 0.23%
Expenses net of waiver and payments by affiliates
d
...... 0.08% 0.09% 0.09% 0.09% 0.09%
Net investment income
c
........................... 0.62% 1.26% 1.05% 1.37% 1.08%
Supplemental data
Net assets, end of year (000’s) ..................... $4,379 $5,349 $4,393 $3,385 $75
Portfolio turnover rate ............................ 9.00% 3.58% 9.29% 2.12% 3.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.63% for the year ended December 31, 2022.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.52 $21.98 $20.08 $17.35 $19.71
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.09 0.28 0.17 0.27 0.24
Net realized and unrealized gains (losses) ........... (5.17) 3.22 3.34 4.16 (1.53)
Total from investment operations .................... (5.08) 3.50 3.51 4.43 (1.29)
Less distributions from:
Net investment income and short term gains received from
Underlying funds .............................. (0.06) (0.25) (0.23) (0.25) (0.20)
Net realized gains ............................. (1.45) (0.71) (1.38) (1.45) (0.87)
Total distributions ............................... (1.51) (0.96) (1.61) (1.70) (1.07)
Net asset value, end of year ....................... $17.93 $24.52 $21.98 $20.08 $17.35
Total return .................................... (20.63)% 16.05% 18.59% 26.10% (6.85)%
Ratios to average net assets
Expenses
d ,e
.................................... 0.16% 0.17% 0.18% 0.19% 0.16%
Net investment income
c
........................... 0.48% 1.16% 0.90% 1.27% 1.01%
Supplemental data
Net assets, end of year (000’s) ..................... $48,963 $69,322 $61,166 $52,512 $40,399
Portfolio turnover rate ............................ 9.00% 3.58% 9.29% 2.12% 3.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0. 63% for the year ended December 31, 2022.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2022
Franklin Corefolio Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Shares
a
Value
A
Investments In Underlying Funds 100.0%
Domestic Equity 74.8%
a
Franklin Growth Fund, Class R6 ........................................ 1,893,127 $ 194,783,881
a,b
Franklin Growth Opportunities Fund, Class R6 ............................. 4,859,610 193,509,671
a
Franklin Mutual Shares Fund, Class R6 ................................... 8,694,244 198,576,524
586,870,076
Foreign Equity 25.2%
a
Templeton Growth Fund, Inc., Class R6 ................................... 9,245,573 197,855,255
Total Investments In Underlying Funds (Cost $623,714,518) ......................
784,725,331
a A a a
Short Term Investments 0.0%
†
A
A
Money Market Funds 0.0%
†
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .................. 2,229 2,229
Total Money Market Funds (Cost $2,229) .......................................
2,229
Total Short Term Investments (Cost $2,229 ) ....................................
2,229
a
Total Investments (Cost $623,716,747) 100.0% ..................................
$784,727,560
Other Assets, less Liabilities 0.0%
†
............................................
180,811
Net Assets 100.0% ...........................................................
$784,908,371
†
Rounds to less than 0.1% of net assets.
a
See Note 3(e) regarding investments in Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
December 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
Franklin
Corefolio
Allocation Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ $623,716,747
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 784,727,560
Cash .................................................................................... 559,815
Receivables:
Investment securities sold ................................................................... 591,870
Capital shares sold ........................................................................ 340,337
Interest ................................................................................. 2,230
Affiliates ................................................................................ 431
Total assets .......................................................................... 786,222,243
Liabilities:
Payables:
Capital shares redeemed ................................................................... 903,987
Administrative fees ........................................................................ 20,418
Distribution fees .......................................................................... 185,207
Transfer agent fees ........................................................................ 171,502
Trustees' fees and expenses ................................................................. 1,008
Accrued expenses and other liabilities ........................................................... 31,750
Total liabilities ......................................................................... 1,313,872
Net assets, at value ................................................................. $784,908,371
Net assets consist of:
Paid-in capital ............................................................................. $599,802,128
Total distributable earnings (losses) ............................................................. 185,106,243
Net assets, at value ................................................................. $784,908,371

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
Franklin
Corefolio
Allocation Fund
Class A:
Net assets, at value ....................................................................... $690,297,303
Shares outstanding ........................................................................ 38,670,588
Net asset value per share
a
.................................................................. $17.85
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $18.89
Class C:
Net assets, at value ....................................................................... $39,780,902
Shares outstanding ........................................................................ 2,294,108
Net asset value and maximum offering price per share
a
............................................. $17.34
Class R:
Net assets, at value ....................................................................... $1,487,683
Shares outstanding ........................................................................ 83,519
Net asset value and maximum offering price per share ............................................. $17.81
Class R6:
Net assets, at value ....................................................................... $4,379,033
Shares outstanding ........................................................................ 244,340
Net asset value and maximum offering price per share ............................................. $17.92
Advisor Class:
Net assets, at value ....................................................................... $48,963,450
Shares outstanding ........................................................................ 2,731,493
Net asset value and maximum offering price per share ............................................. $17.93
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statement of Operations
for the year ended December 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
Franklin
Corefolio
Allocation Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 e ) ............................................................. $5,788,764
Expenses:
Administrative fees (Note 3 a ) .................................................................. 261,186
Distribution fees: (Note 3b )
    Class A ................................................................................ 1,901,870
    Class C ................................................................................ 474,782
    Class R ................................................................................ 7,772
Transfer agent fees: (Note 3d )
    Class A ................................................................................ 863,697
    Class C ................................................................................ 53,660
    Class R ................................................................................ 1,775
    Class R6 ............................................................................... 3,739
    Advisor Class ............................................................................ 63,683
Registration and filing fees .................................................................... 99,323
Professional fees ........................................................................... 46,026
Trustees' fees and expenses .................................................................. 10,673
Other .................................................................................... 16,827
Total expenses ......................................................................... 3,805,013
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (3,127)
Net expenses ......................................................................... 3,801,886
Net investment income ................................................................ 1,986,878
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Non-controlled affiliates (Note 3 e ) ........................................................... (12,849,347)
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 e ) ........................................................... 41,662,217
Net realized gain (loss) .................................................................. 28,812,870
Net change in unrealized appreciation (depreciation) on:
Investments:
Non-controlled affiliates (Note 3 e ) ........................................................... (251,528,197)
Net realized and unrealized gain (loss) ............................................................ (222,715,327)
Net increase (decrease) in net assets resulting from operations .......................................... $(220,728,449)

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
Franklin Corefolio Allocation Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,986,878 $8,873,032
Net realized gain (loss) ................................................. 28,812,870 64,733,784
Net change in unrealized appreciation (depreciation) ........................... (251,528,197) 74,393,496
Net increase (decrease) in net assets resulting from operations ................ (220,728,449) 148,000,312
Distributions to shareholders:
Class A ............................................................. (54,119,499) (34,555,673)
Class C ............................................................. (3,448,107) (2,539,442)
Class R ............................................................. (110,722) (60,862)
Class R6 ............................................................ (348,810) (205,264)
Advisor Class ........................................................ (4,174,776) (2,654,270)
Total distributions to shareholders .......................................... (62,201,914) (40,015,511)
Capital share transactions: (Note 2 )
Class A ............................................................. 5,167,883 26,878,506
Class C ............................................................. (5,536,290) (19,916,298)
Class R ............................................................. 208,379 104,207
Class R6 ............................................................ 464,883 436,233
Advisor Class ........................................................ (1,907,511) 1,134,411
Total capital share transactions ............................................ (1,602,656) 8,637,059
Net increase (decrease) in net assets ................................... (284,533,019) 116,621,860
Net assets:
Beginning of year ....................................................... 1,069,441,390 952,819,530
End of year ........................................................... $784,908,371 $1,069,441,390

Franklin Fund Allocator Series
19
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Notes to Financial Statements
Franklin Corefolio Allocation Fund
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
eighteen separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standard Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Franklin Corefolio
Allocation Fund (Fund) is included in this report. The Fund
invests in affiliated mutual funds managed by Franklin
Templeton (Underlying Funds). The Fund offers five classes
of shares: Class A, Class C, Class R, Class R6 and Advisor
Class. Class C automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income and capital

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gain distributions by Underlying Funds are recorded on
the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Fund indirectly bears its proportionate share of
expenses from the Underlying Funds. Since the Underlying
Funds have varied expense levels and the Fund may own
different proportions of the Underlying Funds at different
times, the amount of expenses incurred indirectly by the
Fund will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,733,896 $54,219,315 4,582,765 $108,949,626
Shares issued in reinvestment of distributions .......... 3,024,029 53,107,120 1,406,638 33,873,395
Shares redeemed ............................... (5,228,844) (102,158,552) (4,902,459) (115,944,515)
Net increase (decrease) .......................... 529,081 $5,167,883 1,086,944 $26,878,506
1. Organization and Significant Accounting Policies
(continued)
c. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, and/or directors trustees of certain of the Underlying Funds and of the following subsidiaries:
a. Administrative Fees
The Fund pays an administrative fee to FT Services of 0.03% per year of the average daily net assets of the Fund for administrative services including monitoring and rebalancing the percentage of the Fund's investment in the Underlying Funds.
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 335,519 $6,607,551 524,039 $12,070,571
Shares issued in reinvestment of distributions .......... 199,486 3,415,189 107,106 2,519,810
Shares redeemed
a
.............................. (810,536) (15,559,030) (1,469,878) (34,506,679)
Net increase (decrease) .......................... (275,531) $(5,536,290) (838,733) $(19,916,298)
Class R Shares:
Shares sold ................................... 9,274 $180,323 13,272 $312,763
Shares issued in reinvestment of distributions .......... 6,313 110,722 2,528 60,861
Shares redeemed ............................... (4,317) (82,666) (11,787) (269,417)
Net increase (decrease) .......................... 11,270 $208,379 4,013 $104,207
Class R6 Shares:
Shares sold ................................... 43,576 $837,894 18,249 $435,971
Shares issued in reinvestment of distributions .......... 18,840 333,021 8,245 199,489
Shares redeemed ............................... (36,280) (706,032) (8,265) (199,227)
Net increase (decrease) .......................... 26,136 $464,883 18,229 $436,233
Advisor Class Shares:
Shares sold ................................... 388,759 $7,596,976 478,215 $11,337,921
Shares issued in reinvestment of distributions .......... 212,472 3,754,731 98,555 2,384,542
Shares redeemed ............................... (697,139) (13,259,218) (532,535) (12,588,052)
Net increase (decrease) .......................... (95,908) $(1,907,511) 44,235 $1,134,411
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

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b. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
c. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
d. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2022, the Fund paid transfer agent fees of $986,554, of which $581,020 was retained by
Investor services.
e. Investments in Underlying Funds
The Fund invests in Underlying Funds which are managed by Advisers, an affiliate of FT Services or by an affiliate of Advisers.
As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Fund does not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Fund are waived on assets invested in Institutional
Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $98,553
CDSC retained .............................................................................. $4,713
3. Transactions with Affiliates
(continued)

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Notes to Financial Statements
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Investments in Underlying Funds for the year ended December 31, 2022, were as follows:
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2023.
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2022 and 2021, was as follows:
At December 31 , 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6 . $ 281,944,606 $ 19,788,784 $ (18,700,261) $ (4,259,106) $ (83,990,142) $ 194,783,881 1,893,127 $ 18,882,295
a
Franklin Growth Opportunities
Fund, Class R6 ............ 273,136,240 36,642,417 (7,936,906) (3,348,043) (104,984,037) 193,509,671 4,859,610 7,870,134
a
Franklin Mutual Shares Fund, Class
R6 ..................... 266,876,929 19,621,458 (50,469,668) (3,697,569) (33,754,626) 198,576,524 8,694,244 18,714,359
a
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ...... 1 23,895,435 (23,893,207) — — 2,229 2,229 3,749
Templeton Growth Fund, Inc., Class
R6 ..................... 246,916,091 2,892,185 (21,609,000) (1,544,629) (28,799,392) 197,855,255 9,245,573 1,980,444
Total Non-Controlled Affiliates $1,068,873,867 $102,840,279 $(122,609,042) $(12,849,347) $(251,528,197) $784,727,560 $47,450,981
Total Affiliated Securities .... $1,068,873,867 $102,840,279 $(122,609,042) $(12,849,347) $(251,528,197) $784,727,560 $47,450,981
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
2022 2021
Distributions paid from:
Ordinary income .......................................................... $976,293 $11,557,343
Long term capital gain ...................................................... 61,225,621 28,458,168
$62,201,914 $40,015,511
Cost of investments .......................................................................... $634,335,238
Unrealized appreciation ........................................................................ $161,010,813
Unrealized depreciation ........................................................................ (10,618,491)
Net unrealized appreciation (depreciation) .......................................................... $150,392,322
3. Transactions with Affiliates
(continued)
e. Investments in Underlying Funds
(continued)

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Notes to Financial Statements
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Franklin Corefolio Allocation Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2022, aggregated
$78,944,844 and $98,715,836, respectively.
6. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the year ended December 31, 2022, the Fund did not use the Global Credit Facility.
Distributable earnings:
Undistributed ordinary income ................................................................... $1,330,543
Undistributed long term capital gains .............................................................. 33,383,381
Total distributable earnings ..................................................................... $34,713,924
4. Income Taxes
(continued)

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Franklin Corefolio Allocation Fund
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9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2022, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

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Report of Independent Registered Public Accounting Firm
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Annual Report
To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Corefolio Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Corefolio Allocation Fund (one of the funds constituting Franklin Fund Allocator Series, referred to hereafter as the “Fund”)
as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended
December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Fund Allocator Series
Tax Information (unaudited)
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Franklin Corefolio Allocation Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $61,228,687
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $5,158,693
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $5,785,016
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $401,037

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Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1995 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019- 2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017- 2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 111 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Chairman of the
Board
and Trustee
Chairman Since
January 2023 and
Trustee since 2007
131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Trustee Since 2013 120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President
since 2009
and Co-Secretary since
2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer -
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President -
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Fund Allocator Series
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Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and
Co-Secretary
Vice President
since 2011
and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Fund Allocator Series
Shareholder Information
33
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Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

470 A 02/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Corefolio Allocation Fund
Fund Administrator Distributor Shareholder Services
Franklin Templeton Services, LLC Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Global
Allocation Fund
A Series of Franklin Fund Allocator Series
December 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended December 31, 2022, the U.S.
economy showed mixed results as it continued to recover
from the COVID-19 pandemic amid declining unemployment,
rising wages and increased consumer expenditures. U.S.
gross domestic product (GDP) contracted in 2022’s first two
quarters given high trade deficits and declines in inventory and business investment, but GDP grew in the third quarter
as the trade deficit narrowed and consumer spending
continued to expand. Inflation increased during 2022’s first half to the highest level in decades, influenced by pandemic-
related supply-chain disruptions, strong consumer demand,
volatile energy and commodity prices worsened by Russia’s
invasion of Ukraine, and broader price pressures. Inflation
remained high but eased during the remainder of the year.
To combat high inflation, the U.S. Federal Reserve continued
the reversal of its quantitative easing measures, increased
its asset purchase tapering and ended purchases by March
2022. The Federal Reserve raised the federal funds target
rate by 0.25% in March, 0.50% in May, 0.75% in each
of June, July, September and November, and 0.50% in
December 2022, totaling 4.25%, increasing the rate from
0.25% to 4.50% during the period. The Federal Reserve also
stated its intention to continue reducing its U.S. Treasury, government agency debt and mortgage-backed securities
holdings, and reiterated its anticipation of ongoing rate
increases to counter inflation.
Resilient consumer demand and persistent supply-chain
disruptions contributed to higher inflation in numerous
countries and tighter monetary policies by many central
banks, which hindered the global economy and equities.
Russia’s invasion of Ukraine increased investor uncertainty, as international sanctions on Russia disrupted global
economic activity and commodity markets. New COVID
lockdowns imposed by China early in the period slowed
economic activity, and protests late in the period led China to relax its “zero-COVID” policy. In this environment, the prices of U.S. stocks, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), returned -19.44% (the index decreasing
from 4,766.18 to 3,839.50).
1,3
The prices of stocks in global
developed markets, as measured by the MSCI World Index,
returned -19.46% (the index decreasing from 3,231.727
to 2,602.685).
2,3
Investment-grade bonds, as measured
by the Bloomberg U.S. Aggregate Bond Index (Bloomberg
Index), posted a -13.01% total return (an index decrease
from 2,355.14 to 2,048.73), which includes reinvestment of
income and distributions, reflecting the rise in interest rates.
4
As you know, as rates rise, principal declines.
We recognize the important role of financial professionals
in today’s markets and encourage investors to continue to
seek their advice. Amid changing markets and economic
conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well
positioned for the years ahead.
In addition, Franklin Global Allocation Fund’s annual report includes more detail about investment decisions during the
period. All securities markets fluctuate in value, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Global Allocation Fund
This letter reflects our analysis and opinions as of December
31, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2023, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: MSCI.
3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 -18.11% (index total return resulting in a decrease from 9,986.70 to 8,178.02) and MSCI World Index -17.73% (index total return resulting in a decrease from 14,223.137 to 11,700.992).
4. Sources: Morningstar and Bloomberg indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report
2
Contents
Annual Report
Franklin Global Allocation Fund 3
Performance Summary 6
Your Fund’s Expenses 9
Financial Highlights and Schedule of Investments 10
Financial Statements 25
Notes to Financial Statements 29
Report of Independent Registered
Public Accounting Firm 42
Tax Information 43
Board Members and Officers 44
Shareholder Information 49
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Annual Report
ANNUAL REPORT
Franklin Global Allocation Fund
This annual report for Franklin Global Allocation Fund covers the fiscal year ended December 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
that is consistent with an acceptable level of risk. Under
normal market conditions, the Fund invests in a diversified
portfolio of debt and equity securities and, to a lesser extent, alternative strategies.
*Categories within the Other category are listed in full in the Fund's SOI, which can be found later in this report.
Performance Overview
The Fund’s Class A shares posted a -11.83% cumulative
total return for the 12 months under review. In comparison,
the Fund’s primary benchmark, the MSCI All Country
World Index (ACWI)-NR, which measures equity market
performance in global developed and emerging markets,
posted a -18.36% cumulative total return.
1
The Fund’s
Custom 60% MSCI ACWI-NR + 30% Bloomberg Global
Aggregate Bond Index + 10% cash and cash equivalents
(Blended Benchmark) posted a -15.65% cumulative total
return.
2
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a -18.36% total
return for the 12 months ended December 31, 2022.
1
The
combination of resilient consumer demand and persistent
supply-chain disruptions contributed to higher inflation in
many countries. This inflationary pressure led many of
the world’s central banks to adopt less accommodative
monetary policy in 2022, which hindered stocks and the
outlook for economic growth. Russia’s invasion of Ukraine
and the subsequent escalation of the war also increased
investor uncertainty, as international sanctions on Russia
disrupted global trade and commodity markets. Meanwhile,
shifting public health policy in China added volatility to the global economy, as lockdowns early in the period to quell
the spread of the Omicron variant of COVID-19 slowed
economic activity, while widespread protests late in the
period led the government to relax its strict “zero-COVID”
policy.
In the U.S., gross domestic product (GDP) expanded in the
second half of the calendar year, recovering from a slight
contraction in the first half of the year when high inflation, supply constraints and record trade deficits weighed on
economic output. Rising prices precipitated a notable decline in consumer confidence despite high spending levels, robust
job growth and low unemployment. In an effort to control
inflation, the U.S. Federal Reserve (Fed) raised the federal funds target rate in March 2022 for the first time since 2018.
The Fed raised the federal funds rate again at its subsequent six meetings to end the period at a range of 4.25%–4.50%.
Portfolio Composition
12/31/22
% of Total
Net Assets
Diversified Financial Services 19.5%
Capital Markets 10.0%
Banks 7.6%
Semiconductors & Semiconductor Equipment 4.5%
Pharmaceuticals 3.8%
Software 3.7%
Metals & Mining 3.4%
Oil, Gas & Consumable Fuels 3.3%
Interactive Media & Services 2.3%
Specialty Retail 2.2%
Insurance 1.9%
Internet & Direct Marketing Retail 1.7%
Chemicals 1.7%
Health Care Providers & Services 1.7%
Other* 26.8%
Short-Term Investments & Other Net Assets 5.9%
1. Source: Morningstar. Net Returns (NR) include income net of tax withholding when dividends are paid.
2. Source: FactSet. The Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
15
.

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Furthermore, the Fed said it would continue to reduce
its bond holdings and anticipated additional interest-rate
increases at future meetings to curtail inflation.
Economic growth in the eurozone decelerated to a slightly
positive growth rate during the year. The lifting of COVID-
related restrictions in some European countries and the
summer tourism season strengthened economies. However,
the war in Ukraine disrupted supply chains, weakened the
economic outlook and contributed to record high inflation
across the eurozone, as energy prices soared. Electricity
prices hit record highs in Germany and France as coal
futures and natural gas prices climbed. Consequently, the
European Central Bank raised interest rates in July 2022 for the first time in 11 years to curtail growing inflation and raised rates in three subsequent meetings. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -15.06% total return for
the 12 months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -18.61% total return for the 12-month period.
1
Growth in
Japan remained slow, alternating between positive quarterly
GDP growth and contraction. China’s economy contracted
sharply in 2022 as COVID-related restrictions in many major
cities, including Shanghai, weakened consumer demand.
Investor concerns about the solvency of several large
property developers in China further pressured stocks in that country.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -20.09% total return
for the 12 months under review.
1
Central bank tightening,
the threat of recession, and weakening demand for
semiconductors in technology-heavy countries contributed
to the downturn. Following Russia’s invasion of Ukraine,
climbing food and energy prices kindled inflationary
pressures and raised concerns over the possibility of
government debt defaults in some countries. However,
some emerging economies, particularly in Latin America, as
well as South Africa and Saudi Arabia, benefited from rising commodity prices.
Investment Strategy
The equity securities in which the Fund invests are primarily common stock of companies in any economic sector or
market capitalization. The debt securities in which the
Fund may invest include all varieties of fixed, floating and variable rate instruments. Bond investments may include
U.S. and foreign corporate debt, U.S. Treasuries and foreign government bonds. The Fund will invest no more than 15%
of its assets in alternative strategies, which may include
investments that provide exposure to commodities such as
commodity futures and commodity exchange traded funds
(ETFs).
Manager’s Discussion
The Fund’s asset allocation moved toward fixed income over
the one-year period, ending at more than one-third of the
portfolio versus just more than one-quarter at the beginning of the period. The Fund’s equity exposure was well over one-
half of the portfolio at period-end versus just over two-thirds at the beginning of the period. Additionally, the Fund held
approximately 5% in cash equivalents.
For the one-year period under review, our exposure to
equities was the main detractor on an absolute return
basis followed by fixed income, as global rates increased
meaningfully while risk assets sold off. On a sector basis for equities, information technology was the weakest performer,
followed by consumer discretionary, communication services
and aggregate. Energy was the strongest performer,
followed by health care. In fixed income, government bonds
were the largest detractor from absolute returns.
The top equity contributors to absolute return during the
period included energy companies Chevron, TotalEnergies
and Canadian Natural Resources. Other contributors
included BHP Group, a global commodities producer, and
AbbVie, a global biopharmaceuticals business. The largest
detractors were large-capitalization growth and technology-
oriented equities, including Amazon.com, Alphabet, Meta
Platforms, Microsoft and Apple. Our exposure to the
iShares Core MSCI Emerging Markets ETF hurt absolute
performance as well.
Our largest fixed income detractor was our positioning in
U.S. Treasuries, followed by Japanese government bonds,
while our exposure to Chinese government bonds helped
performance.
On a relative basis versus our custom Blended Benchmark,
outperformance was driven primarily by our better
performance within equities. We were also helped by our
outperformance within fixed income, with a small detraction
from our cash holdings. Our relative performance and
positioning within equities in the consumer discretionary,
information technology, health care, and materials sectors
were all strong drivers of outperformance, while our
exposure to the aggregate and financials sectors detracted.

Franklin Global Allocation Fund
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Effective October 2022, Wylie Tollette, Kimberly Strand and
Richard Hsu were added as co-lead portfolio managers,
while Edward D. Perks stepped off the Fund.
Thank you for your continued participation in Franklin Global
Allocation Fund. We look forward to serving your future
investment needs.
Wylie Tollette, CFA
Todd Brighton, CFA
Eugene Podkaminer, CFA
Kimberly Strand, CFA
Richard Hsu, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of December 31, 2022
Franklin Global Allocation Fund
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -11.83% -16.68%
5-Year +6.29% +0.08%
10-Year +60.19% +4.23%
Advisor
1-Year -11.64% -11.64%
5-Year +7.52% +1.46%
10-Year +64.14% +5.08%
See page 8 for Performance Summary footnotes.

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Performance Summary
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See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(12/31/12–12/31/22)
Advisor Class
(12/31/12–12/31/22)

Franklin Global Allocation Fund
Performance Summary
8
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bonds are affected by changes in interest rates and the creditworthiness of their issu-
ers. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds adjust to a rise in interest rates, the Fund’s share price may decline. Higher-yielding, lower-rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Value securities may not increase in price as anticipated or may decline further in value. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investments from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider vari-
ety of countries, regions, industries, sectors or investments. In addition to risks associated with more traditional investments (e.g., market risk, credit risk, etc.), the Fund’s investments in alternative strategies may expose the Fund to potentially significant fluctuations in value. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI ACWI-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global devel-
oped and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The Blended Benchmark consists of 60% MSCI ACWI-NR
+ 30% Bloomberg Global Aggregate Bond Index + 10% cash and cash equivalents. The Bloomberg Global Aggregate Bond Index measures the performance of the global investment-grade, fixed-rate bond markets. The benchmark includes government, government-related and corporate bonds, as well as asset-backed, mortgage-backed and commercial mortgage-backed securities from both developed and emerging markets issuers.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Net Investment
Income
A $0.5580
C $0.4463
R $0.5199
R6 $0.6028
Advisor $0.5924
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.98% 1.07%
Advisor 0.73% 0.82%

Your Fund’s Expenses
Franklin Global Allocation Fund
9
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,008.70 $4.56 $1,020.67 $4.58 0.90%
C $1,000 $1,004.80 $8.34 $1,016.89 $8.39 1.65%
R $1,000 $1,007.30 $5.82 $1,019.41 $5.85 1.15%
R6 $1,000 $1,009.50 $2.94 $1,022.28 $2.96 0.58%
Advisor $1,000 $1,009.30 $3.29 $1,021.93 $3.31 0.65%

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.95 $13.49 $14.43 $12.63 $14.54
Income from investment operations
a
:
Net investment income
b
......................... 0.18 0.19
c
0.34
c
0.42
c
0.41
c
Net realized and unrealized gains (losses) ........... (1.95) 1.39 (0.27) 1.82 (1.82)
Total from investment operations .................... (1.77) 1.58 0.07 2.24 (1.41)
Less distributions from:
Net investment income .......................... (0.56) (0.12) (0.47) (0.44) (0.50)
Net realized gains ............................. — — (0.54) — —
Total distributions ............................... (0.56) (0.12) (1.01) (0.44) (0.50)
Net asset value, end of year ....................... $12.62 $14.95 $13.49 $14.43 $12.63
Total return
d
................................... (11.83)% 11.74% 1.55% 17.81% (9.82)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.94% 0.94%
e
0.42%
e
0.40%
e
0.39%
e
Expenses net of waiver and payments by affiliates ....... 0.91%
f
0.88%
e,f
0.42%
e,g
0.40%
e,g
0.39%
e,g
Net investment income ........................... 1.31% 1.33%
c
2.73%
c
2.99%
c
2.66%
c
Supplemental data
Net assets, end of year (000’s) ..................... $2,417,274 $3,006,324 $2,952,287 $3,397,662 $3,209,751
Portfolio turnover rate ............................ 15.46% 97.19%
h
4.07% 0.29% 0.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.79 $13.40 $14.33 $12.54 $14.33
Income from investment operations
a
:
Net investment income
b
......................... 0.07 0.08
c
0.23
c
0.29
c
0.18
c
Net realized and unrealized gains (losses) ........... (1.91) 1.38 (0.26) 1.82 (1.67)
Total from investment operations .................... (1.84) 1.46 (0.03) 2.11 (1.49)
Less distributions from:
Net investment income .......................... (0.45) (0.07) (0.36) (0.32) (0.30)
Net realized gains ............................. — — (0.54) — —
Total distributions ............................... (0.45) (0.07) (0.90) (0.32) (0.30)
Net asset value, end of year ....................... $12.50 $14.79 $13.40 $14.33 $12.54
Total return
d
................................... (12.45)% 10.89% 0.79% 16.91% (10.54)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.69% 1.68%
e
1.17%
e
1.15%
e
1.14%
e
Expenses net of waiver and payments by affiliates ....... 1.66%
f
1.62%
e,f
1.17%
e,g
1.15%
e,g
1.14%
e,g
Net investment income ........................... 0.56% 0.58%
c
1.85%
c
2.24%
c
1.91%
c
Supplemental data
Net assets, end of year (000’s) ..................... $84,086 $131,347 $201,506 $300,699 $362,833
Portfolio turnover rate ............................ 15.46% 97.19%
h
4.07% 0.29% 0.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.99 $13.54 $14.48 $12.68 $14.58
Income from investment operations
a
:
Net investment income
b
......................... 0.14 0.15
c
0.31
c
0.37
c
0.34
c
Net realized and unrealized gains (losses) ........... (1.95) 1.40 (0.28) 1.83 (1.78)
Total from investment operations .................... (1.81) 1.55 0.03 2.20 (1.44)
Less distributions from:
Net investment income .......................... (0.52) (0.10) (0.43) (0.40) (0.46)
Net realized gains ............................. — — (0.54) — —
Total distributions ............................... (0.52) (0.10) (0.97) (0.40) (0.46)
Net asset value, end of year ....................... $12.66 $14.99 $13.54 $14.48 $12.68
Total return
d
................................... (12.06)% 11.50% 1.28% 17.44% (10.01)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.19% 1.19%
e
0.67%
e
0.65%
e
0.64%
e
Expenses net of waiver and payments by affiliates ....... 1.16%
f
1.13%
e,f
0.67%
e,g
0.65%
e,g
0.64%
e,g
Net investment income ........................... 1.06% 1.08%
c
2.47%
c
2.74%
c
2.41%
c
Supplemental data
Net assets, end of year (000’s) ..................... $3,906 $5,229 $4,975 $5,699 $5,513
Portfolio turnover rate ............................ 15.46% 97.19%
h
4.07% 0.29% 0.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.43 $13.89 $14.81 $12.95 $14.62
Income from investment operations
a
:
Net investment income
b
......................... 0.22 0.25
c
0.96
c
0.46
c
0.37
c
Net realized and unrealized gains (losses) ........... (2.02) 1.43 (0.83) 1.88 (1.75)
Total from investment operations .................... (1.80) 1.68 0.13 2.34 (1.38)
Less distributions from:
Net investment income .......................... (0.60) (0.14) (0.51) (0.48) (0.29)
Net realized gains ............................. — — (0.54) — —
Total distributions ............................... (0.60) (0.14) (1.05) (0.48) (0.29)
Net asset value, end of year ....................... $13.03 $15.43 $13.89 $14.81 $12.95
Total return
d
................................... (11.62)% 12.14% 1.94% 18.18% (9.57)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.67%
e
0.21%
e
3.23%
e
0.08%
e
Expenses net of waiver and payments by affiliates ....... 0.59%
f
0.54%
e,f
0.07%
e
0.07%
e
0.07%
e
Net investment income ........................... 1.61% 1.69%
c
7.33%
c
3.32%
c
2.98%
c
Supplemental data
Net assets, end of year (000’s) ..................... $1,087 $573 $631 $5 $4
Portfolio turnover rate ............................ 15.46% 97.19%
g
4.07% 0.29% 0.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.07 $13.58 $14.52 $12.71 $14.63
Income from investment operations
a
:
Net investment income
b
......................... 0.21 0.23
c
0.37
c
0.45
c
0.43
c
Net realized and unrealized gains (losses) ........... (1.97) 1.40 (0.27) 1.83 (1.81)
Total from investment operations .................... (1.76) 1.63 0.10 2.28 (1.38)
Less distributions from:
Net investment income .......................... (0.59) (0.14) (0.50) (0.47) (0.54)
Net realized gains ............................. — — (0.54) — —
Total distributions ............................... (0.59) (0.14) (1.04) (0.47) (0.54)
Net asset value, end of year ....................... $12.72 $15.07 $13.58 $14.52 $12.71
Total return
d
................................... (11.64)% 12.01% 1.79% 18.06% (9.60)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.69% 0.69%
e
0.17%
e
0.15%
e
0.14%
e
Expenses net of waiver and payments by affiliates ....... 0.66%
f
0.63%
e,f
0.17%
e,g
0.15%
e,g
0.14%
e,g
Net investment income ........................... 1.56% 1.58%
c
2.89%
c
3.24%
c
2.91%
c
Supplemental data
Net assets, end of year (000’s) ..................... $98,974 $122,896 $123,049 $156,275 $145,522
Portfolio turnover rate ............................ 15.46% 97.19%
h
4.07% 0.29% 0.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable
e
Does not include expenses of the Underlying Funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2022
Franklin Global Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks 54.9%
Aerospace & Defense 0.7%
Raytheon Technologies Corp. ............................ United States 180,000 $ 18,165,600
Air Freight & Logistics 0.6%
Deutsche Post AG ..................................... Germany 125,000 4,678,115
United Parcel Service, Inc., B ............................ United States 64,600 11,230,064
15,908,179
Automobiles 0.9%
Mercedes-Benz Group AG .............................. Germany 115,000 7,520,068
Toyota Motor Corp. .................................... Japan 1,137,000 15,506,257
23,026,325
Banks 4.3%
Banco Bilbao Vizcaya Argentaria SA ....................... Spain 1,161,389 6,995,031
Bank of America Corp. ................................. United States 530,600 17,573,472
Citigroup, Inc. ........................................ United States 207,100 9,367,133
Commonwealth Bank of Australia ......................... Australia 175,000 12,153,704
JPMorgan Chase & Co. ................................. United States 275,300 36,917,730
Royal Bank of Canada ................................. Canada 118,000 11,094,092
US Bancorp ......................................... United States 419,000 18,272,590
112,373,752
Beverages 1.1%
Coca-Cola Co. (The) ................................... United States 101,400 6,450,054
Constellation Brands, Inc., A ............................. United States 32,300 7,485,525
PepsiCo, Inc. ........................................ United States 75,500 13,639,830
27,575,409
Biotechnology 0.9%
AbbVie, Inc. ......................................... United States 139,000 22,463,790
Building Products 0.3%
Trane Technologies plc ................................. United States 50,300 8,454,927
Capital Markets 1.4%
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 82,000 3,523,606
Morgan Stanley ....................................... United States 244,600 20,795,892
S&P Global, Inc. ...................................... United States 33,700 11,287,478
35,606,976
Chemicals 0.9%
BASF SE ........................................... Germany 177,000 8,714,832
Linde plc ............................................ United Kingdom 44,000 14,351,920
23,066,752
Communications Equipment 0.2%
Cisco Systems, Inc. ................................... United States 112,500 5,359,500
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc. ............................ United States 311,500 12,273,100
Electric Utilities 1.4%
Duke Energy Corp. .................................... United States 65,000 6,694,350
Iberdrola SA ......................................... Spain 1,083,766 12,650,754
NextEra Energy, Inc. ................................... United States 132,000 11,035,200
Southern Co. (The) .................................... United States 100,000 7,141,000
37,521,304
Electrical Equipment 0.2%
Mitsubishi Electric Corp. ................................ Japan 560,000 5,547,105

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 0.4%
TE Connectivity Ltd. ................................... Switzerland 93,000 $ 10,676,400
Entertainment 0.7%
Electronic Arts, Inc. .................................... United States 87,000 10,629,660
Nintendo Co. Ltd. ..................................... Japan 201,000 8,448,466
19,078,126
Equity Real Estate Investment Trusts (REITs) 1.0%
American Tower Corp. .................................. United States 61,500 13,029,390
Prologis, Inc. ......................................... United States 110,000 12,400,300
25,429,690
Food & Staples Retailing 0.3%
Walmart, Inc. ........................................ United States 54,200 7,685,018
Food Products 1.0%
Mondelez International, Inc., A ............................ United States 148,500 9,897,525
Nestle SA ........................................... United States 137,641 15,897,974
25,795,499
Health Care Equipment & Supplies 0.5%
Medtronic plc ........................................ United States 153,900 11,961,108
Health Care Providers & Services 1.3%
Elevance Health, Inc. .................................. United States 23,400 12,003,498
UnitedHealth Group, Inc. ................................ United States 40,000 21,207,200
33,210,698
Hotels, Restaurants & Leisure 0.5%
McDonald's Corp. ..................................... United States 53,000 13,967,090
Household Durables 0.6%
Sony Group Corp. ..................................... Japan 206,600 15,741,989
Household Products 0.8%
Procter & Gamble Co. (The) ............................. United States 138,000 20,915,280
Independent Power and Renewable Electricity Producers 0.2%
RWE AG ............................................ Germany 125,000 5,525,708
Industrial Conglomerates 1.3%
Hitachi Ltd. .......................................... Japan 139,000 6,991,566
Honeywell International, Inc. ............................. United States 70,000 15,001,000
Siemens AG ......................................... Germany 95,697 13,191,341
35,183,907
Insurance 1.8%
AIA Group Ltd. ....................................... Hong Kong 897,000 9,906,049
Allianz SE ........................................... Germany 25,000 5,338,696
MetLife, Inc. ......................................... United States 184,011 13,316,876
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen .. Germany 21,000 6,792,569
Sun Life Financial, Inc. ................................. Canada 253,000 11,743,759
47,097,949
Interactive Media & Services 2.1%
a
Alphabet, Inc., A ...................................... United States 300,000 26,469,000
a
Meta Platforms, Inc., A ................................. United States 82,000 9,867,880
Tencent Holdings Ltd. .................................. China 443,925 18,822,823
55,159,703
Internet & Direct Marketing Retail 1.5%
a
Amazon.com, Inc. ..................................... United States 260,000 21,840,000

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Internet & Direct Marketing Retail (continued)
JD.com, Inc., A ....................................... China 106,853 $ 2,983,015
a
Pinduoduo, Inc., ADR .................................. China 190,805 15,560,148
40,383,163
IT Services 1.6%
Cognizant Technology Solutions Corp., A .................... United States 145,900 8,344,021
Fujitsu Ltd. .......................................... Japan 92,000 12,261,019
Mastercard, Inc., A .................................... United States 28,000 9,736,440
Visa, Inc., A .......................................... United States 54,000 11,219,040
41,560,520
Life Sciences Tools & Services 0.7%
Danaher Corp. ....................................... United States 46,000 12,209,320
a
Illumina, Inc. ......................................... United States 29,000 5,863,800
18,073,120
Machinery 1.1%
Deere & Co. ......................................... United States 36,000 15,435,360
Stanley Black & Decker, Inc. ............................. United States 68,300 5,130,696
Volvo AB, B .......................................... Sweden 490,000 8,850,612
29,416,668
Marine 0.3%
AP Moller - Maersk A/S, B ............................... Denmark 3,500 7,834,666
Media 0.3%
Comcast Corp., A ..................................... United States 217,700 7,612,969
Metals & Mining 2.8%
Agnico Eagle Mines Ltd. ................................ Canada 210,000 10,912,555
BHP Group Ltd. ...................................... Australia 665,000 20,665,215
Fortescue Metals Group Ltd. ............................. Australia 615,000 8,595,319
Newmont Corp. ....................................... United States 220,000 10,384,000
Rio Tinto plc ......................................... Australia 322,000 22,662,724
73,219,813
Multiline Retail 0.7%
a
Dollar Tree, Inc. ...................................... United States 60,000 8,486,400
Target Corp. ......................................... United States 63,000 9,389,520
17,875,920
Multi-Utilities 0.4%
Dominion Energy, Inc. .................................. United States 150,000 9,198,000
Oil, Gas & Consumable Fuels 2.7%
Canadian Natural Resources Ltd. ......................... Canada 260,000 14,438,257
Chevron Corp. ....................................... United States 192,000 34,462,080
TotalEnergies SE ..................................... France 301,019 18,895,044
Woodside Energy Group Ltd. ............................ Australia 120,166 2,891,011
70,686,392
Pharmaceuticals 3.1%
AstraZeneca plc ...................................... United Kingdom 172,000 23,273,970
Bristol-Myers Squibb Co. ................................ United States 216,000 15,541,200
Johnson & Johnson ................................... United States 77,000 13,602,050
Novo Nordisk A/S, B ................................... Denmark 95,000 12,901,736
Pfizer, Inc. ........................................... United States 305,000 15,628,200
80,947,156

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Road & Rail 1.0%
Canadian National Railway Co. ........................... Canada 95,000 $ 11,284,934
Union Pacific Corp. .................................... United States 70,000 14,494,900
25,779,834
Semiconductors & Semiconductor Equipment 4.0%
Analog Devices, Inc. ................................... United States 100,000 16,403,000
Applied Materials, Inc. .................................. United States 93,000 9,056,340
Broadcom, Inc. ....................................... United States 24,600 13,754,598
Lam Research Corp. ................................... United States 9,400 3,950,820
NVIDIA Corp. ........................................ United States 32,500 4,749,550
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 250,000 18,622,500
Texas Instruments, Inc. ................................. United States 158,100 26,121,282
Tokyo Electron Ltd. .................................... Japan 39,500 11,602,256
104,260,346
Software 3.7%
a
Adobe, Inc. .......................................... United States 25,000 8,413,250
Intuit, Inc. ........................................... United States 27,000 10,508,940
Microsoft Corp. ....................................... United States 146,400 35,109,648
Oracle Corp. ......................................... United States 129,000 10,544,460
a
Salesforce, Inc. ....................................... United States 47,000 6,231,730
a
ServiceNow, Inc. ...................................... United States 15,000 5,824,050
a
Synopsys, Inc. ....................................... United States 36,100 11,526,369
a
Workday, Inc., A ...................................... United States 51,000 8,533,830
96,692,277
Specialty Retail 2.2%
Home Depot, Inc. (The) ................................. United States 39,000 12,318,540
Lowe's Cos., Inc. ...................................... United States 63,900 12,731,436
a
O'Reilly Automotive, Inc. ................................ United States 14,000 11,816,420
TJX Cos., Inc. (The) ................................... United States 142,924 11,376,750
Tractor Supply Co. .................................... United States 37,667 8,473,945
56,717,091
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc. .......................................... United States 250,000 32,482,500
Samsung Electronics Co. Ltd. ............................ South Korea 200,000 8,815,563
41,298,063
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., B ......................................... United States 95,000 11,115,950
Trading Companies & Distributors 0.4%
ITOCHU Corp. ....................................... Japan 310,000 9,722,220
Wireless Telecommunication Services 0.5%
KDDI Corp. .......................................... Japan 418,300 12,681,392
Total Common Stocks (Cost $1,462,388,202) ....................................
1,429,846,444
Management Investment Companies 8.1%
Capital Markets 8.1%
iShares Core MSCI Emerging Markets ETF .................. United States 1,600,000 74,720,000
b
Templeton Global Bond Fund, Class R6 .................... United States 14,401,612 113,052,656
VanEck J.P. Morgan EM Local Currency Bond ETF ............ United States 985,000 23,866,550
211,639,206
Total Management Investment Companies (Cost $263,128,111) ...................
211,639,206

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 10.2%
Auto Components 0.1%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 3,250,000 $ 2,284,120
Automobiles 0.0%
†
c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,600,000 1,135,210
Banks 2.3%
c
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 ................ Australia 6,687,000 4,920,397
d
Bank of America Corp. , U , Junior Sub. Bond , 5.2% to 5/31/23, FRN
thereafter , Perpetual ................................. United States 3,994,000 3,872,688
Barclays plc ,
Senior Note, 3.932% to 5/06/24, FRN thereafter, 5/07/25 ...... United Kingdom 7,000,000 6,791,792
Senior Note, 4.375%, 1/12/26 .......................... United Kingdom 8,000,000 7,750,530
HSBC Holdings plc , Sub. Bond , 4.25% , 8/18/25 ...............
United Kingdom 6,128,000 5,900,817
d
JPMorgan Chase & Co. , Q , Junior Sub. Bond , 5.15% to 4/30/23,
FRN thereafter , Perpetual ............................. United States 4,045,000 3,953,988
Mitsubishi UFJ Financial Group, Inc. , Senior Bond , 3.287% , 7/25/27
Japan 1,690,000 1,559,453
c
Societe Generale SA ,
d
Junior Sub. Bond, 144A, 4.75% to 5/25/26, FRN thereafter,
Perpetual ......................................... France 1,600,000 1,362,156
Senior Note, 144A, 2.625%, 1/22/25 ..................... France 6,354,000 5,978,510
Sumitomo Mitsui Financial Group, Inc. , Sub. Bond , 2.142% , 9/23/30
Japan 5,500,000 4,243,682
c
Toronto-Dominion Bank (The) , Sub. Bond , Reg S, 3.105% to 4/21/25,
FRN thereafter , 4/22/30 ............................... Canada 4,900,000 CAD 3,428,878
c
UniCredit SpA , Senior Bond , 144A, 3.127% to 6/02/31, FRN
thereafter , 6/03/32 ................................... Italy 8,500,000 6,407,582
d
US Bancorp , Junior Sub. Bond , 3.7% to 1/14/27, FRN thereafter ,
Perpetual .......................................... United States 1,670,000 1,369,400
d
Wells Fargo & Co. , S , Junior Sub. Bond , 5.9% to 6/14/24, FRN
thereafter , Perpetual ................................. United States 1,504,000 1,350,758
Westpac Banking Corp. , Sub. Bond , 2.894% to 2/03/25, FRN
thereafter , 2/04/30 ................................... Australia 1,503,000 1,379,054
60,269,685
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4% , 4/13/28
Belgium 4,000,000 3,814,505
Biotechnology 0.1%
c
Grifols Escrow Issuer SA , Senior Note , 144A, 4.75% , 10/15/28 ... Spain 1,600,000 1,383,440
Capital Markets 0.5%
Deutsche Bank AG ,
Senior Bond, 3.547% to 9/17/30, FRN thereafter, 9/18/31 ..... Germany 5,000,000 4,019,265
Senior Note, 2.129% to 11/23/25, FRN thereafter, 11/24/26 .... Germany 3,000,000 2,649,636
c
Macquarie Bank Ltd. , Senior Note , Reg S, 1.125% , 12/15/25 ..... Australia 1,250,000 GBP 1,349,539
Nomura Holdings, Inc. , Senior Bond , 3.103% , 1/16/30 ..........
Japan 6,225,000 5,205,180
13,223,620

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 0.8%
c
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 7,600,000 $ 5,439,422
c
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 1,258,000 1,072,714
c
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 3,200,000 2,996,394
c
International Flavors & Fragrances, Inc. , Senior Bond , 144A, 2.3% ,
11/01/30 .......................................... United States 5,000,000 3,978,335
Nutrien Ltd. , Senior Bond , 2.95% , 5/13/30 ...................
Canada 7,800,000 6,700,363
Sasol Financing USA LLC , Senior Note , 4.375% , 9/18/26 .......
South Africa 1,600,000 1,418,395
21,605,623
Commercial Services & Supplies 0.1%
c
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 3,200,000 2,654,358
Communications Equipment 0.1%
c
CommScope Technologies LLC ,
Senior Note, 144A, 6%, 6/15/25 ........................ United States 2,200,000 2,006,532
Senior Note, 144A, 5%, 3/15/27 ........................ United States 954,000 649,466
2,655,998
Consumer Finance 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.4%, 10/29/33 ........................... Ireland 3,400,000 2,587,085
Senior Note, 2.45%, 10/29/26 .......................... Ireland 4,750,000 4,159,756
c,d
Volkswagen International Finance NV , Senior Bond , Reg S, 3.5% to
6/16/25, FRN thereafter , Perpetual ....................... Germany 3,200,000 EUR 3,178,249
9,925,090
Containers & Packaging 0.1%
c,e
ARD Finance SA , Senior Secured Note , 144A, PIK, 6.5% , 6/30/27 . Luxembourg 1,500,000 1,045,669
c
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 954,000 884,145
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 313,000 304,989
c
Trivium Packaging Finance BV , Senior Secured Note , 144A, 3.75% ,
8/15/26 ........................................... Netherlands 521,000 EUR 511,637
2,746,440
Diversified Financial Services 0.3%
c
Siemens Financieringsmaatschappij NV , Senior Bond , 144A, 2.35% ,
10/15/26 .......................................... Germany 5,800,000 5,284,946
c
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 ...... Australia 4,000,000 3,757,963
9,042,909
Diversified Telecommunication Services 0.2%
c
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 1,243,000 736,405
c
Altice France SA , Senior Secured Note , 144A, 5.125% , 7/15/29 ... France 1,675,000 1,258,810
c
Iliad Holding SASU , Senior Secured Note , 144A, 6.5% , 10/15/26 .. France 3,000,000 2,787,551
4,782,766
Electric Utilities 0.1%
Pacific Gas and Electric Co. , Senior Note , 2.1% , 8/01/27 ........
United States 1,600,000 1,368,874
Electrical Equipment 0.1%
c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 1,600,000 1,361,888
Electronic Equipment, Instruments & Components 0.1%
c
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 1,640,000 1,408,744

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services 0.1%
c
Weatherford International Ltd. , Senior Secured Note , 144A, 6.5% ,
9/15/28 ........................................... United States 2,800,000 $ 2,748,872
Food Products 0.0%
†
c
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Bond , 144A, 3.75% , 12/01/31 ..................... United States 1,600,000 1,314,345
Health Care Providers & Services 0.4%
c
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 950,000 490,041
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 1,162,000 1,060,325
c
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,600,000 1,290,467
c
Fresenius Medical Care US Finance III, Inc. , Senior Bond , 144A,
2.375% , 2/16/31 ..................................... Germany 9,000,000 6,619,924
9,460,757
Hotels, Restaurants & Leisure 0.2%
Las Vegas Sands Corp. , Senior Note , 3.2% , 8/08/24 ...........
United States 1,600,000 1,513,262
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond ,
144A, 5.5% , 3/01/25 ................................. United States 3,115,000 2,963,630
4,476,892
Household Products 0.2%
c
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 6,180,000 4,951,323
Independent Power and Renewable Electricity Producers 0.1%
c
Calpine Corp. , Senior Secured Note , 144A, 4.5% , 2/15/28 ....... United States 306,000 273,620
c,d
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ................................. United States 1,640,000 1,494,660
1,768,280
Insurance 0.1%
Prudential Financial, Inc. , Junior Sub. Bond , 5.375% to 5/14/25, FRN
thereafter , 5/15/45 ................................... United States 4,060,000 3,931,438
Interactive Media & Services 0.2%
c
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 6,290,000 5,128,470
Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd. , Senior Bond , 3.4% , 12/06/27 .......
China 6,300,000 5,805,903
Machinery 0.2%
CNH Industrial NV , Senior Bond , 3.85% , 11/15/27 .............
United Kingdom 5,000,000 4,691,755
Media 0.1%
c
DISH DBS Corp. , Senior Secured Note , 144A, 5.25% , 12/01/26 ... United States 1,600,000 1,350,736
Metals & Mining 0.6%
ArcelorMittal SA , Senior Bond , 4.25% , 7/16/29 ...............
Luxembourg 6,000,000 5,387,388
c
FMG Resources August 2006 Pty. Ltd. , Senior Note , 144A, 5.875% ,
4/15/30 ........................................... Australia 5,000,000 4,664,863
c
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 7,000,000 5,697,846
15,750,097
Oil, Gas & Consumable Fuels 0.4%
c
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 .............. Norway 7,900,000 6,498,557
Canadian Natural Resources Ltd. , Senior Bond , 3.85% , 6/01/27 ..
Canada 5,500,000 5,188,202
11,686,759

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Paper & Forest Products 0.2%
Suzano Austria GmbH , Senior Bond , 3.75% , 1/15/31 ...........
Brazil 4,805,000 $ 4,041,877
Pharmaceuticals 0.7%
c
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 523,000 511,886
AstraZeneca plc , Senior Bond , 4% , 1/17/29 ..................
United Kingdom 4,000,000 3,847,262
c
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 184,000 110,151
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 930,000 729,906
c
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 7,000,000 6,790,209
Takeda Pharmaceutical Co. Ltd. , Senior Note , 5% , 11/26/28 .....
Japan 6,500,000 6,458,143
18,447,557
Road & Rail 0.2%
c
Ashtead Capital, Inc. , Senior Bond , 144A, 5.5% , 8/11/32 ........ United Kingdom 6,000,000 5,756,370
Semiconductors & Semiconductor Equipment 0.5%
c
Broadcom, Inc. , Senior Bond , 144A, 4.15% , 4/15/32 ........... United States 7,000,000 6,164,175
c
SK Hynix, Inc. , Senior Note , 144A, 1.5% , 1/19/26 ............. South Korea 8,000,000 6,936,533
13,100,708
Software 0.0%
†
c
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 1,640,000 1,294,987
Tobacco 0.1%
BAT Capital Corp. , Senior Bond , 2.726% , 3/25/31 .............
United Kingdom 4,350,000 3,403,983
Wireless Telecommunication Services 0.3%
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 .............
United Kingdom 6,500,000 6,611,135
Total Corporate Bonds (Cost $293,627,329) .....................................
265,385,514
Foreign Government and Agency Securities 10.3%
c
Australia Government Bond , Reg S, 1.5% , 6/21/31 ............ Australia 12,170,000 AUD 6,816,083
c
Belgium Government Bond , Senior Bond , Reg S, 4% , 3/28/32 .... Belgium 3,150,000 EUR 3,605,362
c
Bundesrepublik Deutschland , Reg S, 8/15/30 ................ Germany 10,500,000 EUR 9,357,657
Canada Government Bond ,
1.25%, 3/01/27 ..................................... Canada 13,750,000 CAD 9,284,601
2.25%, 6/01/29 ..................................... Canada 5,500,000 CAD 3,824,938
c
Canada Housing Trust No. 1 , Senior Bond , 144A, 2.65% , 12/15/28 Canada 18,100,000 CAD 12,626,287
China Government Bond ,
2.18%, 6/25/24 ..................................... China 119,310,000 CNY 17,255,999
1.99%, 9/15/24 ..................................... China 47,110,000 CNY 6,793,108
2.5%, 7/25/27 ...................................... China 121,580,000 CNY 17,467,874
2.44%, 10/15/27 ..................................... China 47,210,000 CNY 6,771,658
2.6%, 9/01/32 ...................................... China 159,360,000 CNY 22,610,514
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ................
Colombia 1,650,000 1,263,710
European Investment Bank , Senior Bond , 2.125% , 4/13/26 ......
Supranational
f
14,750,000 13,780,611
c
Finland Government Bond ,
Senior Bond, 144A, Reg S, 0.75%, 4/15/31 ................ Finland 1,892,000 EUR 1,696,110
Senior Bond, 144A, Reg S, 1.375%, 4/15/47 ............... Finland 1,567,000 EUR 1,239,294
c
France Government Bond ,
Reg S, 2.5%, 5/25/30 ................................. France 4,120,000 EUR 4,314,981
Reg S, Zero Cpn., 11/25/30 ............................ France 4,350,000 EUR 3,718,357
Reg S, 1.5%, 5/25/31 ................................. France 4,410,000 EUR 4,251,018
c
Italy Buoni Poliennali del Tesoro ,
Senior Bond, 144A, Reg S, 4.75%, 9/01/44 ................ Italy 1,860,000 EUR 1,989,946
Senior Bond, 144A, Reg S, 3.25%, 9/01/46 ................ Italy 1,884,000 EUR 1,618,399
Senior Bond, 144A, Reg S, 1.7%, 9/01/51 ................. Italy 2,786,000 EUR 1,659,516

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Japan Government Bond ,
0.1%, 6/20/31 ...................................... Japan 8,050,000,000 JPY $ 59,269,362
0.5%, 9/20/46 ...................................... Japan 1,435,000,000 JPY 8,905,528
Japan Treasury Bonds , 0.2% , 6/20/32 ......................
Japan 1,160,000,000 JPY 8,651,848
Mexico Government Bond , Senior Bond , 4.125% , 1/21/26 .......
Mexico 13,950,000 13,640,789
c
Netherlands Government Bond ,
144A, Reg S, 0.5%, 1/15/40 ............................ Netherlands 1,410,000 EUR 1,044,014
144A, Reg S, 3.75%, 1/15/42 ........................... Netherlands 865,000 EUR 1,052,495
Petroleos Mexicanos , Senior Note , 6.5% , 3/13/27 .............
Mexico 4,500,000 4,114,406
Spain Bonos Y Obligaciones del Estado ,
c
Senior Bond, 144A, Reg S, 1.95%, 4/30/26 ................ Spain 2,563,000 EUR 2,655,099
c
Senior Bond, 144A, Reg S, 2.9%, 10/31/46 ................ Spain 1,610,000 EUR 1,485,442
6%, 1/31/29 ........................................ Spain 3,760,000 EUR 4,653,004
c
United Kingdom Gilt ,
Reg S, 1.75%, 9/07/37 ................................ United Kingdom 8,700,000 GBP 7,916,785
Reg S, 1.5%, 7/22/47 ................................. United Kingdom 5,110,000 GBP 3,773,080
Total Foreign Government and Agency Securities (Cost $317,637,824) ............
269,107,875
U.S. Government and Agency Securities 8.8%
U.S. Treasury Notes ,
0.125%, 8/31/23 ..................................... United States 32,000,000 31,034,742
2.25%, 3/31/24 ..................................... United States 32,000,000 31,052,500
0.375%, 9/15/24 ..................................... United States 32,000,000 29,828,750
1.75%, 3/15/25 ..................................... United States 32,000,000 30,242,500
0.375%, 12/31/25 .................................... United States 13,000,000 11,619,766
0.875%, 11/15/30 .................................... United States 13,000,000 10,393,906
g
Index Linked, 0.125%, 1/15/31 .......................... United States 63,000,000 64,100,417
1.875%, 2/15/32 ..................................... United States 25,000,000 21,215,820
Total U.S. Government and Agency Securities (Cost $254,012,007) ................
229,488,401
Mortgage-Backed Securities 1.8%
Government National Mortgage Association (GNMA) Fixed Rate 1.8%
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ................. United States 30,663,807 27,471,671
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ................. United States 19,856,625 17,796,911
45,268,582
Total Mortgage-Backed Securities (Cost $53,096,281) ............................
45,268,582
Total Long Term Investments (Cost $2,643,889,754) .............................
2,450,736,022
a
Short Term Investments 3.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.6%
h
U.S. Treasury Bills, 2/23/23 .............................. United States 67,750,000 67,342,748
Total U.S. Government and Agency Securities (Cost $67,333,921) .................
67,342,748

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
At December 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note 9 regarding other derivative information.
Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a
Money Market Funds 1.2%
b,i
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .... United States 31,640,989 $ 31,640,989
Total Money Market Funds (Cost $31,640,989) ..................................
31,640,989
Total Short Term Investments (Cost $98,974,910 ) ................................
98,983,737
a
Total Investments (Cost $2,742,864,664) 97.9% ..................................
$2,549,719,759
Other Assets, less Liabilities 2.1% .............................................
55,607,393
Net Assets 100.0% ...........................................................
$2,605,327,152
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $215,229,870, representing 8.3% of net assets.
d
Perpetual security with no stated maturity date.
e
Income may be received in additional securities and/or cash.
f
A supranational organization is an entity formed by two or more central governments through international treaties.
g
Principal amount of security is adjusted for inflation. See Note 1(e).
h
The security was issued on a discount basis with no stated coupon rate.
i
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chinese Yuan ...... BZWS Sell 493,922,000 69,387,326 1/11/23 $ — $ (2,023,078)
Australian Dollar .... BZWS Sell 40,271,000 25,876,131 1/31/23 — (1,574,797)
British Pound ...... JPHQ Sell 53,168,982 61,186,865 1/31/23 — (3,139,360)
Canadian Dollar .... BZWS Sell 116,121,000 85,179,709 1/31/23 — (595,992)
Euro ............. BZWS Sell 141,088,000 140,242,883 1/31/23 — (11,087,534)
Hong Kong Dollar ... HSBK Sell 269,802,162 34,691,725 1/31/23 104,834 —
Japanese Yen ...... JPHQ Sell 23,556,761,000 162,033,546 1/31/23 — (18,088,256)
Total Forward Exchange Contracts ................................................... $104,834 $(36,509,017)
Net unrealized appreciation (depreciation) ............................................ $(36,404,183)
See Abbreviations on page 41 .

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
December 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
Franklin Global
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,573,767,540
Cost - Non-controlled affiliates (Note 3f) ........................................................ 169,097,124
Value - Unaffiliated issuers .................................................................. $2,405,026,114
Value - Non-controlled affiliates (Note 3f) ........................................................ 144,693,645
Cash .................................................................................... 34,385
Foreign currency, at value (cost $153,829) ........................................................ 153,978
Receivables:
Investment securities sold ................................................................... 55,000,000
Capital shares sold ........................................................................ 113,834
Dividends and interest ..................................................................... 8,085,397
European Union tax reclaims (Note 1d) ......................................................... 130,343
Deposits with brokers for:
OTC derivative contracts .................................................................. 32,380,810
Unrealized appreciation on OTC forward exchange contracts .......................................... 104,834
Total assets .......................................................................... 2,645,723,340
Liabilities:
Payables:
Capital shares redeemed ................................................................... 1,238,175
Management fees ......................................................................... 1,234,701
Distribution fees .......................................................................... 596,060
Transfer agent fees ........................................................................ 610,798
Trustees' fees and expenses ................................................................. 710
Unrealized depreciation on OTC forward exchange contracts .......................................... 36,509,017
Accrued expenses and other liabilities ........................................................... 206,727
Total liabilities ......................................................................... 40,396,188
Net assets, at value ................................................................. $2,605,327,152
Net assets consist of:
Paid-in capital ............................................................................. $2,889,811,244
Total distributable earnings (losses) ............................................................. (284,484,092)
Net assets, at value ................................................................. $2,605,327,152

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
Franklin Global
Allocation Fund
Class A:
Net assets, at value ....................................................................... $2,417,274,241
Shares outstanding ........................................................................ 191,568,573
Net asset value per share
a
.................................................................. $12.62
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $13.35
Class C:
Net assets, at value ....................................................................... $84,085,800
Shares outstanding ........................................................................ 6,729,374
Net asset value and maximum offering price per share
a
............................................. $12.50
Class R:
Net assets, at value ....................................................................... $3,905,586
Shares outstanding ........................................................................ 308,538
Net asset value and maximum offering price per share ............................................. $12.66
Class R6:
Net assets, at value ....................................................................... $1,087,396
Shares outstanding ........................................................................ 83,433
Net asset value and maximum offering price per share ............................................. $13.03
Advisor Class:
Net assets, at value ....................................................................... $98,974,129
Shares outstanding ........................................................................ 7,778,052
Net asset value and maximum offering price per share ............................................. $12.72
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statement of Operations
for the year ended December 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
Franklin Global
Allocation Fund
Investment income:
Dividends: (net of foreign taxes of $2,439,556)
Unaffiliated issuers ........................................................................ $36,011,861
Non-controlled affiliates (Not e 3f) ............................................................. 8,128,869
Interest:
Unaffiliated issuers ........................................................................ 18,751,421
Other income (Not e 1d) ...................................................................... 121,392
Total investment income ................................................................... 63,013,543
Expenses:
Management fees (Note 3 a ) ................................................................... 16,534,978
Interest expens e ........................................................................... 2,873
Distribution fees: (Note 3c )
    Class A ................................................................................ 6,573,438
    Class C ................................................................................ 1,034,808
    Class R ................................................................................ 21,685
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 2,627,801
    Class C ................................................................................ 103,549
    Class R ................................................................................ 4,339
    Class R6 ............................................................................... 495
    Advisor Class ............................................................................ 110,155
Custodian fees (Note 4 ) ...................................................................... 111,851
Reports to shareholders fees .................................................................. 20,420
Registration and filing fees .................................................................... 117,203
Professional fees ........................................................................... 20,058
Trustees' fees and expenses .................................................................. 31,825
Other .................................................................................... 90,002
Total expenses ......................................................................... 27,405,480
Expense reductions (Note 4 ) ............................................................... (659)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (1,109,507)
Net expenses ......................................................................... 26,295,314
Net investment income ................................................................ 36,718,229
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 51,581,484
Foreign currency transactions ................................................................ 313,471
Forward exchange contracts ................................................................. 45,148,698
Net realized gain (loss) .................................................................. 97,043,653
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (460,806,129)
Non-controlled affiliates (Not e 3f) ............................................................ (13,129,437)
Translation of other assets and liabilities denominated in foreign currencies .............................. 74,433
Forward exchange contracts ................................................................. (38,995,525)
Net change in unrealized appreciation (depreciation) ............................................ (512,856,658)
Net realized and unrealized gain (loss) ............................................................ (415,813,005)
Net increase (decrease) in net assets resulting from operations .......................................... $(379,094,776)

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
Franklin Global Allocation Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $36,718,229 $42,330,905
Net realized gain (loss) ................................................. 97,043,653 (53,828,111)
Net change in unrealized appreciation (depreciation) ........................... (512,856,658) 373,259,721
Net increase (decrease) in net assets resulting from operations ................ (379,094,776) 361,762,515
Distributions to shareholders:
Class A ............................................................. (106,716,361) (24,497,459)
Class C ............................................................. (3,250,769) (862,058)
Class R ............................................................. (156,511) (36,556)
Class R6 ............................................................ (36,753) (4,892)
Advisor Class ........................................................ (4,736,101) (1,127,709)
Total distributions to shareholders .......................................... (114,896,495) (26,528,674)
Capital share transactions: (Note 2 )
Class A ............................................................. (133,699,940) (250,680,505)
Class C ............................................................. (28,759,274) (87,521,338)
Class R ............................................................. (567,930) (258,119)
Class R6 ............................................................ 628,289 (118,494)
Advisor Class ........................................................ (4,651,727) (12,734,380)
Total capital share transactions ............................................ (167,050,582) (351,312,836)
Net increase (decrease) in net assets ................................... (661,041,853) (16,078,995)
Net assets:
Beginning of year ....................................................... 3,266,369,005 3,282,448,000
End of year ........................................................... $2,605,327,152 $3,266,369,005

Franklin Fund Allocator Series
29
franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Global Allocation Fund
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
eighteen separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standard Codification Topic 946,
Financial Services - Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Franklin
Global Allocation Fund (Fund) is included in this report.
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund’s pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund’s pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund’s net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Franklin Fund Allocator Series
Notes to Financial Statements
30
franklintempleton.com
Annual Report
Franklin Global Allocation Fund
(continued)
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund’s NAV is not calculated, which could result
in differences between the value of the Fund’s portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
31
franklintempleton.com
Annual Report
Franklin Global Allocation Fund
(continued)
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 9 regarding other derivative information.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
32
franklintempleton.com
Annual Report
Franklin Global Allocation Fund
(continued)
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income Taxes
(continued)

Franklin Fund Allocator Series
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(continued)
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, and/or directors trustees of the following subsidiaries:
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 7,094,859 $95,572,611 11,023,554 $157,462,459
Shares issued in reinvestment of distributions .......... 8,057,770 102,184,037 1,637,763 23,452,834
Shares redeemed ............................... (24,651,356) (331,456,588) (30,483,052) (431,595,798)
Net increase (decrease) .......................... (9,498,727) $(133,699,940) (17,821,735) $(250,680,505)
Class C Shares:
Shares sold ................................... 777,416 $10,368,466 1,088,356 $15,258,728
Shares issued in reinvestment of distributions .......... 256,144 3,218,338 60,094 854,542
Shares redeemed
a
.............................. (3,182,498) (42,346,078) (7,308,840) (103,634,608)
Net increase (decrease) .......................... (2,148,938) $(28,759,274) (6,160,390) $(87,521,338)
Class R Shares:
Shares sold ................................... 27,257 $361,197 22,067 $312,126
Shares issued in reinvestment of distributions .......... 12,261 155,961 2,536 36,440
Shares redeemed ............................... (79,784) (1,085,088) (43,174) (606,685)
Net increase (decrease) .......................... (40,266) $(567,930) (18,571) $(258,119)
Class R6 Shares:
Shares sold ................................... 78,093 $1,075,723 6,772 $102,066
Shares issued in reinvestment of distributions .......... 2,360 30,825 273 4,032
Shares redeemed ............................... (34,142) (478,259) (15,369) (224,592)
Net increase (decrease) .......................... 46,311 $628,289 (8,324) $(118,494)
Advisor Class Shares:
Shares sold ................................... 1,413,291 $19,566,458 1,374,798 $19,709,294
Shares issued in reinvestment of distributions .......... 337,358 4,313,476 70,480 1,016,321
Shares redeemed ............................... (2,125,026) (28,531,661) (2,354,441) (33,459,995)
Net increase (decrease) .......................... (374,377) $(4,651,727) (909,163) $(12,734,380)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

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(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2022, the gross effective investment management fee rate was 0.580% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:
Annualized Fee Rate Net Assets
0.600% Up to and including $1 billion
0.570% Over $1 billion, up to and including $5 billion
0.550% In excess of $5 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $108,203
CDSC retained .............................................................................. $7,210
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
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(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2022, the Fund paid transfer agent fees of $2,846,339, of which $1,217,022 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2022, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.73% based on the average net assets of each class until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2023.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Allocation Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $ 137,626,130 $ 407,823,514 $ (513,808,655) $ — $ — $ 31,640,989 31,640,989 $ 1,944,542
Templeton Global Bond Fund,
Class R6 ............... 119,997,766 6,184,327 — — (13,129,437) 113,052,656 14,401,612 6,184,327
Total Affiliated Securities ... $257,623,896 $414,007,841 $(513,808,655) $— $(13,129,437) $144,693,645 $8,128,869
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
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Franklin Global Allocation Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2022, custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended December 31, 2022, the following Fund utilized $51,896,908 of capital loss carryforwards.
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2022, the Fund deferred late-year ordinary losses of $23,584,955.
The tax character of distributions paid during the years ended December 31, 2022 and 2021, was as follows:
At December 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, tax straddles, and corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2022, aggregated $409,372,790 and $625,553,830, respectively.
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $55,098,879
2022 2021
Distributions paid from:
Ordinary income .......................................................... $114,896,495 $26,528,674
Cost of investments .......................................................................... $2,719,102,103
Unrealized appreciation ........................................................................ $188,723,366
Unrealized depreciation ........................................................................ (394,509,892)
Net unrealized appreciation (depreciation) .......................................................... $(205,786,526)

Franklin Fund Allocator Series
Notes to Financial Statements
37
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Franklin Global Allocation Fund
(continued)
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Other Derivative Information
At December 31, 2022, the Fund's investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2022, the average month end contract value of forward exchange contracts was
$476,101,482.
At December 31, 2022, the Fund's OTC derivative assets and liabilities are as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Global Allocation Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 104,834 Unrealized depreciation on OTC
forward exchange contracts
$ 36,509,017
Total .................... $104,834 $36,509,017
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Global Allocation Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $45,148,698 Forward exchange contracts $(38,995,525)
Total ....................... $45,148,698 $(38,995,525)

Franklin Fund Allocator Series
Notes to Financial Statements
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Franklin Global Allocation Fund
(continued)
At December 31, 2022, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
At December 31, 2022, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Global Allocation Fund
Derivatives
Forward exchange contracts ............................. $ 104,834 $ 36,509,017
Total ............................................. $104,834 $36,509,017
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Global Allocation Fund
Counterparty
BZWS ................... $— $— $— $— $—
HSBK ................... 104,834 — — — 104,834
JPHQ ................... — — — — —
Total ................... $104,834 $— $ — $— $104,834
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Franklin Global Allocation Fund
Counterparty
BZWS ................... $15,281,401 $— $— $(14,690,810) $590,591
HSBK ................... — — — — —
JPHQ ................... 21,227,616 — — (17,690,000) 3,537,616
Total ................... $36,509,017 $— $— $(32,380,810) $4,128,207
9. Other Derivative Information
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
39
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Franklin Global Allocation Fund
(continued)
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 41 .
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the year ended December 31, 2022, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 18,165,600 $ — $ — $ 18,165,600
Air Freight & Logistics ................... 11,230,064 4,678,115 — 15,908,179
Automobiles .......................... — 23,026,325 — 23,026,325
9. Other Derivative Information
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
40
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Annual Report
Franklin Global Allocation Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Banks ............................... $ 93,225,017 $ 19,148,735 $ — $ 112,373,752
Beverages ........................... 27,575,409 — — 27,575,409
Biotechnology ......................... 22,463,790 — — 22,463,790
Building Products ...................... 8,454,927 — — 8,454,927
Capital Markets ........................ 32,083,370 3,523,606 — 35,606,976
Chemicals ........................... 14,351,920 8,714,832 — 23,066,752
Communications Equipment .............. 5,359,500 — — 5,359,500
Diversified Telecommunication Services ..... 12,273,100 — — 12,273,100
Electric Utilities ........................ 24,870,550 12,650,754 — 37,521,304
Electrical Equipment .................... — 5,547,105 — 5,547,105
Electronic Equipment, Instruments &
Components ........................ 10,676,400 — — 10,676,400
Entertainment ......................... 10,629,660 8,448,466 — 19,078,126
Equity Real Estate Investment Trusts (REITs) . 25,429,690 — — 25,429,690
Food & Staples Retailing ................. 7,685,018 — — 7,685,018
Food Products ........................ 9,897,525 15,897,974 — 25,795,499
Health Care Equipment & Supplies ......... 11,961,108 — — 11,961,108
Health Care Providers & Services .......... 33,210,698 — — 33,210,698
Hotels, Restaurants & Leisure ............. 13,967,090 — — 13,967,090
Household Durables .................... — 15,741,989 — 15,741,989
Household Products .................... 20,915,280 — — 20,915,280
Independent Power and Renewable Electricity
Producers .......................... — 5,525,708 — 5,525,708
Industrial Conglomerates ................ 15,001,000 20,182,907 — 35,183,907
Insurance ............................ 25,060,635 22,037,314 — 47,097,949
Interactive Media & Services .............. 36,336,880 18,822,823 — 55,159,703
Internet & Direct Marketing Retail .......... 37,400,148 2,983,015 — 40,383,163
IT Services ........................... 29,299,501 12,261,019 — 41,560,520
Life Sciences Tools & Services ............ 18,073,120 — — 18,073,120
Machinery ............................ 20,566,056 8,850,612 — 29,416,668
Marine .............................. — 7,834,666 — 7,834,666
Media ............................... 7,612,969 — — 7,612,969
Metals & Mining ....................... 21,296,555 51,923,258 — 73,219,813
Multiline Retail ........................ 17,875,920 — — 17,875,920
Multi-Utilities .......................... 9,198,000 — — 9,198,000
Oil, Gas & Consumable Fuels ............. 48,900,337 21,786,055 — 70,686,392
Pharmaceuticals ....................... 44,771,450 36,175,706 — 80,947,156
Road & Rail .......................... 25,779,834 — — 25,779,834
Semiconductors & Semiconductor Equipment . 92,658,090 11,602,256 — 104,260,346
Software ............................. 96,692,277 — — 96,692,277
Specialty Retail ........................ 56,717,091 — — 56,717,091
Technology Hardware, Storage & Peripherals . 32,482,500 8,815,563 — 41,298,063
Textiles, Apparel & Luxury Goods .......... 11,115,950 — — 11,115,950
Trading Companies & Distributors .......... — 9,722,220 — 9,722,220
Wireless Telecommunication Services ....... — 12,681,392 — 12,681,392
Management Investment Companies ......... 211,639,206 — — 211,639,206
Corporate Bonds ........................ — 265,385,514 — 265,385,514
Foreign Government and Agency Securities .... — 269,107,875 — 269,107,875
U.S. Government and Agency Securities ....... — 229,488,401 — 229,488,401
Mortgage-Backed Securities ................ — 45,268,582 — 45,268,582
Short Term Investments ................... 31,640,989 67,342,748 — 98,983,737
Total Investments in Securities ........... $1,304,544,224 $1,245,175,535
a
$— $2,549,719,759
11. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
41
franklintempleton.com
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Franklin Global Allocation Fund
(continued)
12. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 104,834 $ — $ 104,834
Total Other Financial Instruments ......... $— $104,834 $— $104,834
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 36,509,017 $ — $ 36,509,017
Total Other Financial Instruments ......... $— $36,509,017 $— $36,509,017
a
Includes foreign securities valued at $368,582,415, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BZWS
Barclays Bank plc
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CNY
Chinese Yuan
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
PIK
Payment-In-Kind
11. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm
42
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To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Global Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Global Allocation Fund (one of the funds constituting Franklin Fund Allocator Series, referred to hereafter as the “Fund”)
as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended
December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)
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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $19,700,487
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $44,748,925
Section 163(j) Interest Earned §163(j) $17,113,148
Interest Earned from Federal Obligations Note (1) $6,744,883

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Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1995 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019- 2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017- 2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 111 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Chairman of
the Board and
Trustee
Chairman Since
January 2023 and
Trustee since 2007
131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Trustee Since 2013 120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President
since 2009
and Co-Secretary since
2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer -
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President -
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President
since 2011
and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

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Shareholder Information
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Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

481 A 02/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Global Allocation Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $290,349 for the fiscal year ended December 31, 2022 and $286,608 for the fiscal year ended December 31, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended December 31, 2022 and $0 for the fiscal year ended December 31, 2021. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not  reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2022 and $4,310 for the fiscal year ended December 31, 2021. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $240,211 for the fiscal year ended December 31, 2022 and $90,743 for the fiscal year ended December 31, 2021. The services for which these fees were paid included benchmarking services in connection with the ICI TA Survey, professional fees in connection with determining the feasibility of a U.S. direct lending structure, professional fees in connection with SOC 1 Reports, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint and fees in connection with a license for employee development tool ProEdge.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $310,211 for the fiscal year ended December 31, 2022 and $95,053 for the fiscal year ended December 31, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-
End Management Investment Companies.                  N/A

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.                                            N/A

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  February 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  February 27, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  February 27, 2023